UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05583

Franklin Templeton Variable Insurance Products Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Murray L. Simpson, One Franklin Parkway, San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code: (650) 312-2100

Date of fiscal year end: 12/31

Date of reporting period: 6/30/05

JUNE 30 , 2005

TEMPLETON INVESTMENT PLUS	SEMIANNUAL REPORT

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

•	TEMPLETON DEVELOPING MARKETS SECURITIES FUND – CLASS 1

•	TEMPLETON FOREIGN SECURITIES FUND – CLASS 1

•	TEMPLETON GLOBAL ASSET ALLOCATION FUND – CLASS 1

•	TEMPLETON GLOBAL INCOME SECURITIES FUND – CLASS 1

•	TEMPLETON GROWTH SECURITIES FUND – CLASS 1

THE PHOENIX EDGE SERIES FUND

•	PHOENIX – GOODWIN MONEY MARKET SERIES

Franklin • Templeton • Mutual Series

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST SEMIANNUAL REPORT

Important Notes to Performance Information	i
*Prospectus Supplement for All Funds	SUPP-1
Fund Summaries
Templeton Developing Markets Securities Fund	TD-1
Templeton Foreign Securities Fund	TF-1
Templeton Global Asset Allocation Fund	TGA-1
Templeton Global Income Securities Fund	TGI-1
Templeton Growth Securities Fund	TG-1
*Prospectus Supplement	TG-8
Index Descriptions	I-1
Proxy Voting Policies and Procedures	PV-1

*Not part of the semiannual report

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

PHOENIX LIFE (C) 07-05

IMPORTANT NOTES TO PERFORMANCE INFORMATION

Performance data is historical and cannot predict or guarantee future results. Principal value and investment return will fluctuate with market conditions, and you may have a gain or loss when you withdraw your money. Inception dates of the funds may have preceded the effective dates of the subaccounts, contracts, or their availability in all states.

When reviewing the index comparisons, please keep in mind that indexes have a number of inherent performance differentials over the funds. First, unlike the funds, which must hold a minimum amount of cash to maintain liquidity, indexes do not have a cash component. Second, the funds are actively managed and, thus, are subject to management fees to cover salaries of securities analysts or portfolio managers in addition to other expenses. Indexes are unmanaged and do not include any commissions or other expenses typically associated with investing in securities. Third, indexes often contain a different mix of securities than the fund to which they are compared. Additionally, please remember that indexes are simply a measure of performance and cannot be invested in directly.

i

SUPPLEMENT DATED AUGUST 15, 2005

TO THE PROSPECTUSES, DATED MAY 1, 2005, OF:

FRANKLIN FLEX CAP GROWTH SECURITIES FUND

FRANKLIN GLOBAL COMMUNICATIONS SECURITIES FUND

FRANKLIN GROWTH AND INCOME SECURITIES FUND

FRANKLIN HIGH INCOME FUND

FRANKLIN INCOME SECURITIES FUND

FRANKLIN LARGE CAP GROWTH SECURITIES FUND

FRANKLIN LARGE CAP VALUE SECURITIES FUND

FRANKLIN MONEY MARKET FUND

FRANKLIN REAL ESTATE FUND

FRANKLIN RISING DIVIDENDS SECURITIES FUND

FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND

FRANKLIN SMALL CAP VALUE SECURITIES FUND

FRANKLIN STRATEGIC INCOME SECURITIES FUND

FRANKLIN U.S. GOVERNMENT FUND

FRANKLIN ZERO COUPON FUND 2005

FRANKLIN ZERO COUPON FUND 2010

MUTUAL DISCOVERY SECURITIES FUND

MUTUAL SHARES SECURITIES FUND

TEMPLETON DEVELOPING MARKETS SECURITIES FUND

TEMPLETON FOREIGN SECURITIES FUND

TEMPLETON GLOBAL ASSET ALLOCATION FUND

TEMPLETON GLOBAL INCOME SECURITIES FUND

TEMPLETON GROWTH SECURITIES FUND

series of Franklin Templeton Variable Insurance Products Trust (the “Trust”)

The prospectuses for Class 1, Class 2 and Class 3 shares of each Fund of the Trust are amended by adding the following as the third paragraph under the subheading “Risks from market timers” which is found in the section “Additional Information, All Funds,” under the heading “Market Timing Policy:”

Since the Fund may invest significantly in securities that are, or may be, restricted, unlisted, traded infrequently, thinly traded, or relatively illiquid (“relatively illiquid securities”), it may be particularly vulnerable to arbitrage market timing. An arbitrage market timer may seek to take advantage of a possible differential between the last available market prices for one or more of those relatively illiquid securities that are used to calculate the Fund’s net asset value and the latest indications of market values for those securities. One of the objectives of the Fund’s fair value pricing procedures is to minimize the possibilities of this type of arbitrage market timing (please see “Fair Valuation — Individual Securities” under the heading “Fund Account Polices,” below).

Please keep this supplement for future reference.

TEMPLETON DEVELOPING MARKETS SECURITIES FUND

This semiannual report for Templeton Developing Markets Securities Fund covers the period ended June 30, 2005.

Performance Summary as of 6/30/05

Templeton Developing Markets Securities Fund – Class 1 delivered a +6.13% total return for the six-month period ended 6/30/05.

Performance reflects the Fund’s Class 1 operating expenses, but does not include any contract fees, expenses or sales charges. If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.

Templeton Developing Markets Securities Fund Class 1

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.

Fund Goal and Main Investments: Templeton Developing Markets Securities Fund seeks long-term capital appreciation. The Fund normally invests at least 80% of its net assets in emerging market investments, primarily to predominantly in equity securities.

Performance Overview

You can find the Fund’s six-month total return in the Performance Summary. The Fund underperformed the Morgan Stanley Capital International (MSCI) Emerging Markets (EM) Index, and the Standard & Poor’s/International Finance Corporation Investable (S&P/IFCI) Composite Index, which returned 6.26% and 6.81% for the period under review.1 Please note that index performance numbers are purely for reference and that we do not attempt to track an index, but rather undertake investments on the basis of careful fundamental research.

Economic and Market Overview

Emerging markets started 2005 on a positive note with most markets performing well in the first two months. Although stock markets weakened in March and April, a rebound in the reporting period’s last two months led to most markets ending the six-month period higher. Latin American markets stood out, outperforming Asian and Eastern European markets partly due to a weakening dollar against major Latin American currencies.

In Eastern Europe and South Africa, currency movements reduced local currency gains when converted into U.S. dollars during the period under review. Interest rates generally continued on a downward trend in Eastern Europe despite rising rates in the U.S. and Asia as central banks sought to ensure a sustainable economic recovery and inflation pressure remained benign. Expectations for reforms, the beginning of European Union accession talks in October, as well as additional funding from the International Monetary Fund (IMF) and World Bank, drove the Turkish stock market to record strong gains. In South Africa, many companies continued to support the government’s “black economic empowerment” charter.

Asian economic and social developments contributed to positive stock market performances. In China, government efforts to slow down the economy were fairly effective. Inflationary pressures eased and there was slower growth in some areas of the economy. A slower-than-

1. Source: Standard & Poor’s Micropal. One cannot invest directly in an index, nor is an index representative of the Fund’s portfolio. Please see Index Descriptions following the Fund Summaries.

Fund Risks: The Fund’s investments in stocks offer the potential for long-term gains but can be subject to short-term up-and-down price movements. Investing in emerging markets is subject to all the risks of foreign investing generally, and have additional, heightened risks, including market and currency fluctuations, economic instability, adverse social and political developments, the relatively smaller size and lesser liquidity of these markets, and less effective or irregular government supervision and regulation of business and industry practices. The Fund’s prospectus also includes a description of the main investment risks.

expected growth in consumer demand in South Korea and high oil prices led that country’s economy to grow 2.7% in first quarter 2005 compared with a year earlier.2 The government expected 2005 gross domestic product growth to be about 4.0%.2

Investment Strategy

Our investment philosophy is bottom-up, value-oriented and long-term. In choosing investments, we may make onsite visits to companies to assess critical factors such as management strength and local conditions. In addition, we focus on the market price of a company’s securities relative to our evaluation of the company’s potential long-term (typically five years) earnings, asset value, cash flow, and balance sheet. Among factors we consider are a company’s historical value measures, including price/earnings ratio, book value, profit margins and liquidation value. We perform in-depth research to construct an action list from which we make our investment decisions.

Manager’s Discussion

By country, the largest contributor to the Fund’s performance relative to the MSCI EM Index (the Index) was our underweighted position in South Africa. Having no holdings in stocks such as Standard Bank Group, MTN Group and Sanlam resulted in the greatest positive relative results. The Fund’s out-of-benchmark position in Singapore further enhanced performance. In addition, our exposure to Taiwan and exposure and stock selection in South Korea, which was roughly in line with the Index’s, also benefited the Fund. However, our underweighted position in India and no exposure to Egypt negatively impacted the Fund’s relative performance. Egypt’s strong market performance and low liquidity led to a scarcity of undervalued investments that met our investment criteria.

With regard to sectors, our stock selection in capital goods and banks as well as an underweighting relative to the Index in insurance contributed to Fund performance.3 Within the capital goods sector, Singapore’s Keppel and South Korean stocks Samsung Heavy Industries and Hyundai Development enhanced returns. Conversely, our stock selection in food, beverage and tobacco, an overweighted exposure to diversified financials, and an underweighted position in the energy sector produced

2. Source: Bank of Korea.

3. The capital goods sector comprises aerospace and defense, construction and engineering, industrial conglomerates, and machinery in the Statement of Investments (SOI). The banks sector comprises commercial banks in the SOI.

the greatest negative effects on the Fund during the period.4 In the food, beverage and tobacco sector, our positions in brewers Inbev and SABMiller hindered the Fund the most.

In general, if the value of the U.S. dollar goes up compared with a foreign currency, an investment traded in that foreign currency will go down in value because it will be worth fewer dollars. This can have a negative effect on Fund performance. Conversely, when the U.S. dollar weakens in relation to a foreign currency, an investment traded in that foreign currency will increase in value, which can contribute to Fund performance. For the six months ended June 30, 2005, the U.S. dollar rose in value relative to most non-U.S. currencies. As a result, the Fund’s performance was negatively affected by the portfolio’s predominent investment in securities with non-U.S. currency exposure.

During the period, we increased our exposure to Asia, the world’s largest emerging market region. Countries where we made large investments were Taiwan, Thailand, India and Malaysia. Significant purchases included shares of Mega Financial Holding, one of Taiwan’s largest financial holding companies; Siam Commercial Bank, one of Thailand’s largest banks; Premier Image, one of the largest global manufacturers of compact and digital still cameras; and Maxis Communications, one of Malaysia’s leading telecommunications service providers. Conversely, the Fund reduced its holdings in Hong Kong and China Red Chip shares (Hong Kong-listed companies with significant exposure to China) as stocks reached our sell targets. In South Korea, the Fund’s largest purchases included shares of Hana Bank and LG Corporation while sales included POSCO and Samsung Heavy Industries.

Except for investments in Russia’s metals and wireless telecommunications sectors as well as selective purchases in Croatia and Sweden, the Fund reduced its holdings in most European countries. Additions included stocks of Norilsk Nickel, one of the world’s largest precious metals companies; Mobile Telesystems, one of the largest Eastern European and Russian mobile operators; Oriflame, a cosmetic company with sales operations in more than 50 countries; and Pliva, one of Central and Eastern Europe’s largest pharmaceutical companies. Key sales in the region included shares of MOL, Inbev and Cesky Telecom.

4. The food, beverage and tobacco sector comprises beverage, food products and tobacco in the SOI. The diversified financials sector comprises diversified financial services, consumer finance and capital markets in the SOI. The energy sector comprises energy equipment and services; and oil, gas and consumable fuels in the SOI.

Top 10 Holdings

Templeton Developing Markets Securities Fund

6/30/05

Company Sector/Industry, Country	% of Total Net Assets

Samsung Electronics Co. Ltd.	4.2%
Semiconductors & Semiconductor Equipment, South Korea

China Mobile (Hong Kong) Ltd., fgn.	2.8%
Wireless Telecommunication Services, China

Remgro Ltd.	2.1%
Diversified Financial Services, South Africa

Anglo American PLC	2.0%
Metals & Mining, South Africa

Petroleo Brasileiro SA, ADR, pfd.	1.8%
Oil, Gas & Consumable Fuels, Brazil

Keppel Corp. Ltd.	1.7%
Industrial Conglomerates, Singapore

Kimberly Clark de Mexico SA de CV, A	1.6%
Household Products, Mexico

Taiwan Mobile Co. Ltd.	1.6%
Wireless Telecommunication Services, Taiwan

Daewoo Shipbuilding & Marine Engineering Co. Ltd.	1.6%
Machinery, South Korea

Telekomunikacja Polska SA	1.6%
Diversified Telecommunication Services, Poland

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments.

In South Africa, the Fund reduced its exposure to brewers and the integrated oil and gas sector via sales of SABMiller and Sasol stocks.

In Latin America, we made additional investments in Mexico while adding exposure to Panama during the period. Our largest purchases in the region included shares of Telefonos de Mexico, Mexico’s only nationwide fixed-line telephony service company and the nation’s leading Internet and local and long distance telephone service provider; Femsa, a Mexican holding company with subsidiaries in the soft drinks, beer and retail industry; and Bladex, a multinational bank mainly providing trade-related financing in Latin America. The Fund repositioned its holdings in Brazil as we added Petroleo Brasileiro (Petrobras) and Centrais Eletricas Brasileiras (Eletrobras), and reduced our exposure to Ambev and Banco Bradesco.

Thank you for your participation in Templeton Developing Markets Securities Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2005, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the adviser makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Top 10 Countries

Templeton Developing Markets

Securities Fund

6/30/05

% of Total Net Assets

South Korea	16.4%

Taiwan	14.5%

China	8.6%

South Africa	7.5%

Brazil	7.1%

Singapore	5.2%

Mexico	4.0%

India	3.4%

Thailand	3.0%

Russia	2.9%

Fund Expenses

As an investor in a variable insurance contract (“Contract”) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract level.

•	Transaction expenses can include sales charges (loads) on purchases, redemption fees, surrender fees, transfer fees and premium taxes.

•	Ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees and other fees and expenses. All mutual funds and Contracts have some types of ongoing expenses.

The expenses shown in the table below are meant to highlight ongoing expenses at the Fund level only and do not include ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract levels. While the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.

The table shows Fund-level ongoing expenses and can help you understand these expenses and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the six months indicated. Please refer to the Fund prospectus for additional information on operating expenses.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table below provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of ongoing Fund expenses, but does not include the effect of ongoing Contract expenses.

You can estimate the Fund-level expenses you incurred during the period, by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.

If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.

2.	Multiply the result by the number under the heading “Fund-Level Expenses Incurred During Period.”

If Fund-Level Expenses Incurred During Period were $7.50, then 8.6 × $7.50 = $64.50.

Templeton Developing Markets Securities Fund Class 1

In this illustration, the estimated expenses incurred this period at the Fund level are $64.50.

Hypothetical Example for Comparison with Other Mutual Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing expenses of the Fund with those of other mutual funds offered through the Contract. This information may not be used to estimate the actual ending account balance or expenses you incurred during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Fund-Level Expenses Incurred During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds offered through a Contract.

Class 1	Beginning Account Value 12/31/04	Ending Account Value 6/30/05	Fund-Level Expenses Incurred During Period* 12/31/04-6/30/05
Actual	$1,000	$1,061.30	$7.72
Hypothetical (5% return before expenses)	$1,000	$1,017.31	$7.55

*Expenses are equal to the annualized expense ratio for the Fund’s Class 1 shares (1.51%), which does not include any ongoing expenses of the Contract for which the Fund is an investment option, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Templeton Developing Markets Securities Fund

Financial Highlightsa

	Class 1
	Six Months Ended June 30, 2005 (unaudited)		Year Ended December 31,
			2004	2003	2002	2001	2000

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$8.73		$7.14	$4.71	$4.78	$5.25	$7.77

Income from investment operations:
Net investment income[b]	0.09		0.11	0.13	0.07	0.08	0.07
Net realized and unrealized gains (losses)	0.44		1.62	2.38	(0.06)	(0.50)	(2.52)

Total from investment operations	0.53		1.73	2.51	0.01	(0.42)	(2.45)

Less distributions from net investment income	(0.14)		(0.14)	(0.08)	(0.08)	(0.05)	(0.07)

Net asset value, end of period	$9.12		$8.73	$7.14	$4.71	$4.78	$5.25

Total return[c]	6.13%		24.83%	53.74%	0.04%	(8.08)%	(31.76)%
Ratios/supplemental data
Net assets, end of period (000’s)	$520,716		$477,290	$359,299	$225,454	$240,289	$301,645
Ratios to average net assets:
Expenses	1.51%	[d]	1.54%	1.55%	1.58%	1.57%	1.56%
Net investment income	2.14%	[d]	1.52%	2.35%	1.45%	1.64%	1.13%
Portfolio turnover rate	19.64%		55.67%	46.20%	57.91%	78.29%	89.48%

[a]	Financial highlights presented reflect historical financial information from Templeton Variable Products Series Fund (TVP)-Templeton Developing Markets Fund as a result of a merger on May 1, 2000.
[b]	Based on average daily shares outstanding.
[c]	Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
[d]	Annualized.

See notes to financial statements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON DEVELOPING MARKETS SECURITIES FUND

Financial Highlightsa (continued)

	Class 2
	Six Months Ended June 30, 2005 (unaudited)		Year Ended December 31,
			2004	2003	2002	2001	2000

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$8.67		$7.09	$4.69	$4.76	$5.22	$7.74

Income from investment operations:
Net investment income[b]	0.08		0.09	0.11	0.06	0.07	0.06
Net realized and unrealized gains (losses)	0.43		1.63	2.35	(0.06)	(0.49)	(2.53)

Total from investment operations	0.51		1.72	2.46	—	(0.42)	(2.47)

Less distributions from net investment income	(0.12)		(0.14)	(0.06)	(0.07)	(0.04)	(0.05)

Net asset value, end of period	$9.06		$8.67	$7.09	$4.69	$4.76	$5.22

Total return[c]	5.92%		24.71%	52.99%	(0.15)%	(8.08)%	(32.04)%
Ratios/supplemental data
Net assets, end of period (000’s)	$431,213		$327,569	$170,953	$80,952	$64,081	$56,617
Ratios to average net assets:
Expenses	1.76%	[d]	1.79%	1.80%	1.83%	1.82%	1.81%
Net investment income	1.89%	[d]	1.27%	2.10%	1.20%	1.37%	0.88%
Portfolio turnover rate	19.64%		55.67%	46.20%	57.91%	78.29%	89.48%

[a]	Financial highlights presented reflect historical financial information from Templeton Variable Products Series Fund (TVP)-Templeton Developing Markets Fund as a result of a merger on May 1, 2000.
[b]	Based on average daily shares outstanding.
[c]	Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
[d]	Annualized.

See notes to financial statements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON DEVELOPING MARKETS SECURITIES FUND

Financial Highlights (continued)

	Class 3
	Six Months Ended June 30, 2005 (unaudited)		Period Ended December 31, 2004[c]

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$8.68		$7.13

Income from investment operations:
Net investment income[a]	0.07		0.08
Net realized and unrealized gains (losses)	0.46		1.61

Total from investment operations	0.53		1.69

Less distributions from net investment income	(0.14)		(0.14)

Net asset value, end of period	$9.07		$8.68

Total return[b]	6.05%		24.15%
Ratios/supplemental data
Net assets, end of period (000’s)	$1,215		$12
Ratios to average net assets:
Expenses	1.76%	[d]	1.54%	[d]
Net investment income	1.90%	[d]	1.52%	[d]
Portfolio turnover rate	19.64%		55.67%

[a]	Based on average daily shares outstanding.
[b]	Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
[c]	For the period May 1, 2004 (effective date) to December 31, 2004.
[d]	Annualized.

See notes to financial statements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON DEVELOPING MARKETS SECURITIES FUND

Statement of Investments, June 30, 2005 (unaudited)

	INDUSTRY	SHARES/ RIGHTS	VALUE

Long Term Investments 90.3%
Austria 1.0%
Bank Austria Creditanstalt	Commercial Banks	92,852	$9,689,100

Belgium 0.5%
Inbev	Beverages	137,132	4,641,033

Brazil 7.1%
Banco Bradesco SA, ADR, pfd.	Commercial Banks	409,386	14,488,171
Centrais Eletricas Brasileiras SA	Electric Utilities	566,124,764	7,979,364
Cia de Bebidas das Americas (AmBev), ADR	Beverages	43,460	1,106,492
Cia de Bebidas das Americas (AmBev), ADR, pfd.	Beverages	211,900	6,547,710
Cia Vale do Rio Doce, ADR, pfd., A	Metals & Mining	195,900	4,975,860
[a]Localiza Rent a Car SA, 144A	Diversified Consumer Services	367,000	1,981,658
Petroleo Brasileiro SA, ADR, pfd.	Oil, Gas & Consumable Fuels	379,986	17,494,555
Souza Cruz SA	Tobacco	597,225	7,319,749
Suzano Bahia Sul Papel e Celulose SA, pfd., A	Paper & Forest Products	576,595	2,396,817
Unibanco Uniao de Bancos Brasileiros SA, GDR	Commercial Banks	86,400	3,336,768

			67,627,144

China 8.6%
[a]Air China Ltd., 144A	Airlines	1,166,000	393,876
Aluminum Corp. of China Ltd., H	Metals & Mining	10,958,000	6,098,863
Anhui Conch Cement Co. Ltd., H	Construction Materials	3,710,000	3,461,333
[a]Bank of Communications, 144A	Commercial Banks	700,000	252,225
Beijing Enterprises Holdings Ltd.	Industrial Conglomerates	225,179	315,854
China Mobile (Hong Kong) Ltd., fgn.	Wireless Telecommunication Services	7,212,000	26,868,026
China Resources Enterprise Ltd.	Distributors	4,574,000	7,063,320
China Travel International Investment Hong Kong Ltd.	Hotels Restaurants & Leisure	5,018,000	1,517,504
Chongqing Changan Automobile Co. Ltd.	Automobiles	2,054,600	1,131,625
CITIC Pacific Ltd.	Industrial Conglomerates	2,013,959	5,896,082
Denway Motors Ltd.	Automobiles	13,326,234	4,758,849
Huadian Power International Corp. Ltd., H	Independent Power Producers & Energy Traders	7,726,000	2,187,302
Lenovo Group Ltd.	Computers & Peripherals	3,124,000	924,635
PetroChina Co. Ltd., H	Oil, Gas & Consumable Fuels	17,332,000	12,824,723
Shanghai Industrial Holdings Ltd.	Industrial Conglomerates	2,580,000	5,029,952
TCL Multimedia Technology Holdings Ltd.	Household Durables	2,542,000	474,324
Travelsky Technology Ltd., H	IT Services	3,575,000	3,036,347

			82,234,840

Croatia 0.8%
Pliva d.d., GDR, Reg S	Pharmaceuticals	601,600	7,688,448

Greece 0.3%
Coca-Cola Hellenic Bottling Co. SA	Beverages	64,700	1,756,753
Titan Cement Co.	Construction Materials	40,705	1,256,932

			3,013,685

Hong Kong 2.3%
Cathay Pacific Airways Ltd.	Airlines	460,000	837,617
Cheung Kong Holdings Ltd.	Real Estate	1,184,000	11,541,595
Cheung Kong Infrastructure Holdings Ltd.	Electric Utilities	572,000	1,704,035
Dairy Farm International Holdings Ltd.	Food & Staples Retailing	1,132,933	3,126,895
Guoco Group Ltd.	Diversified Financial Services	79,728	820,791

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON DEVELOPING MARKETS SECURITIES FUND

Statement of Investments, June 30, 2005 (unaudited) (cont.)

	INDUSTRY	SHARES/ RIGHTS	VALUE

Long Term Investments (cont.)
Hong Kong (cont.)
Hopewell Holdings Ltd.	Transportation Infrastructure	170,000	$436,439
MTR Corp. Ltd.	Road & Rail	1,651,124	3,187,149

			21,654,521

Hungary 2.3%
Borsodchem RT	Chemicals	53,000	590,779
Gedeon Richter Ltd.	Pharmaceuticals	50,356	7,408,015
Magyar Telekom Ltd.	Diversified Telecommunication Services	2,056,600	8,786,865
MOL Magyar Olaj-Es Gazipari RT	Oil, Gas & Consumable Fuels	58,090	4,877,004

			21,662,663

India 3.4%
Gail India Ltd.	Gas Utilities	855,630	4,484,308
Hindustan Lever Ltd.	Household Products	2,477,600	9,323,413
Hindustan Petroleum Corp. Ltd.	Oil, Gas & Consumable Fuels	1,292,504	9,112,190
National Aluminum Co. Ltd.	Metals & Mining	105,500	339,007
Oil & Natural Gas Corp. Ltd.	Oil, Gas & Consumable Fuels	26,400	619,846
Oil & Natural Gas Corp. Ltd., 144A	Oil, Gas & Consumable Fuels	102,071	2,396,526
Tata Motors Ltd.	Machinery	132,000	1,290,549
Tata Tea Ltd.	Food Products	352,278	5,024,266

			32,590,105

Indonesia 0.4%
PT Bank Danamon	Commercial Banks	7,010,000	3,627,100

Malaysia 1.7%
Kuala Lumpur Kepong Bhd.	Food Products	390,600	704,108
Maxis Communications Bhd.	Wireless Telecommunication Services	1,351,764	3,450,555
Resorts World Bhd.	Hotels Restaurants & Leisure	2,046,000	5,115,000
SIME Darby Bhd.	Industrial Conglomerates	2,083,500	3,180,079
Tanjong PLC	Hotels Restaurants & Leisure	241,000	830,816
YTL Corp. Bhd.	Multi-Utilities	727,866	1,024,759
YTL Power International Bhd.	Water Utilities	2,582,736	1,359,335

			15,664,652

Mexico 4.0%
Fomento Economico Mexicano SA de CV (Femsa), ADR	Beverages	210,592	12,544,965
Grupo Bimbo SA de CV, A	Food Products	490,421	1,412,285
Kimberly Clark de Mexico SA de CV, A	Household Products	4,538,033	15,576,463
Telefonos de Mexico SA de CV (Telmex), L, ADR	Diversified Telecommunication Services	467,364	8,828,506

			38,362,219

Panama 0.3%
Banco Latinoamericano de Exportaciones SA, E	Commercial Banks	178,400	3,202,280

Philippines 0.8%
San Miguel Corp., B	Beverages	4,281,893	7,190,673

Poland 2.4%
Polski Koncern Naftowy Orlen SA	Oil, Gas & Consumable Fuels	524,129	7,911,144
[a]Prokom Software SA	IT Services	5,200	152,616
Telekomunikacja Polska SA	Diversified Telecommunication Services	2,436,600	15,105,154

			23,168,914

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON DEVELOPING MARKETS SECURITIES FUND

Statement of Investments, June 30, 2005 (unaudited) (cont.)

	INDUSTRY	SHARES/ RIGHTS	VALUE

Long Term Investments (cont.)
Portugal 0.0%[b]
[a]Jeronimo Martins SGPS SA	Food & Staples Retailing	19,700	$282,467

Russia 2.9%
Lukoil Holdings, ADR	Oil, Gas & Consumable Fuels	278,508	10,243,524
Mining and Metallurgical Co. Norilsk Nickel	Metals & Mining	156,800	9,502,080
Mobile Telesystems, ADR	Wireless Telecommunication Services	230,400	7,752,960

			27,498,564

Singapore 5.2%
Comfortdelgro Corp. Ltd.	Road & Rail	4,474,000	4,483,817
Fraser & Neave Ltd.	Industrial Conglomerates	1,218,681	11,346,315
Keppel Corp. Ltd.	Industrial Conglomerates	2,182,600	16,178,912
Singapore Press Holdings Ltd.	Media	1,179,000	3,006,405
Singapore Technologies Engineering Ltd.	Aerospace & Defense	2,988,000	4,288,063
Singapore Telecommunications Ltd.	Diversified Telecommunication Services	6,052,428	9,942,018

			49,245,530

South Africa 7.5%
Anglo American PLC	Metals & Mining	827,079	19,472,370
Nedbank Group Ltd.	Commercial Banks	723,267	8,078,653
Nedbank Group Ltd., 144A	Commercial Banks	63,958	714,390
Old Mutual PLC	Insurance	4,954,448	10,828,231
Remgro Ltd.	Diversified Financial Services	1,256,110	19,841,257
SABMiller PLC	Beverages	288,574	4,510,594
Sappi Ltd.	Paper & Forest Products	444,920	4,930,195
Sasol Ltd.	Oil, Gas & Consumable Fuels	86,100	2,337,369
The Spar Group Ltd.	Food & Staples Retailing	126,000	459,730

			71,172,789

South Korea 16.4%
CJ Corp.	Food Products	105,870	7,880,126
Daelim Industrial Co.	Construction & Engineering	11,600	621,208
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	Machinery	791,700	15,191,150
Hana Bank	Commercial Banks	385,890	10,332,676
Hite Brewery Co. Ltd.	Beverages	74,130	6,391,876
Hyundai Development Co.	Construction & Engineering	408,670	9,599,498
Kangwon Land Inc.	Hotels Restaurants & Leisure	665,665	9,523,289
Korea Gas Corp.	Gas Utilities	85,200	2,441,933
[a]LG Card Co. Ltd.	Consumer Finance	109,220	3,631,869
LG Chem Ltd.	Chemicals	195,940	7,159,528
[a]LG Corp.	Industrial Conglomerates	393,000	9,991,204
LG Electronics Inc.	Household Durables	54,640	3,475,410
LG Household & Health Care Ltd.	Household Products	94,360	3,739,739
LG Petrochemical Co. Ltd.	Chemicals	146,810	3,590,423
Samsung Electronics Co. Ltd.	Semiconductors & Semiconductor Equipment	83,368	39,810,335
Samsung Fine Chemicals Co. Ltd.	Chemicals	221,490	4,581,814
Samsung Heavy Industries Co. Ltd.	Machinery	831,100	7,559,837
SK Corp.	Oil, Gas & Consumable Fuels	65,600	3,474,993
SK Telecom Co. Ltd.	Wireless Telecommunication Services	43,610	7,672,325

			156,669,233

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON DEVELOPING MARKETS SECURITIES FUND

Statement of Investments, June 30, 2005 (unaudited) (cont.)

	INDUSTRY	SHARES/ RIGHTS	VALUE

Long Term Investments (cont.)
Sweden 0.7%
Oriflame Cosmetics, IDR	Personal Products	302,750	$6,895,738

Taiwan 14.5%
Acer Inc.	Computers & Peripherals	2,056,254	4,057,328
Benq Corp.	Computers & Peripherals	2,134,000	2,068,313
Chunghwa Telecom Co. Ltd.	Diversified Telecommunication Services	3,242,000	6,570,999
D-Link Corp.	Communications Equipment	6,186,787	7,285,467
Delta Electronics Inc.	Electronic Equipment & Instruments	3,212,290	4,984,501
Elan Microelectronics Corp.	Semiconductors & Semiconductor Equipment	2,178,776	1,110,883
Giant Manufacturing Co.	Leisure Equipment & Products	50,000	80,663
Kinpo Electronics Inc.	Office Electronics	1,485,200	712,708
Lite-On Technology Corp.	Computers & Peripherals	8,230,700	9,458,484
MediaTek Inc.	Semiconductors & Semiconductor Equipment	1,227,000	10,633,354
Mega Financial Holdings Co. Ltd.	Commercial Banks	20,210,503	13,303,520
Premier Image Technology Corp.	Leisure Equipment & Products	5,481,000	6,212,088
President Chain Store Corp.	Food & Staples Retailing	5,413,144	10,663,936
Realtek Semiconductor Corp.	Semiconductors & Semiconductor Equipment	2,177,000	2,374,597
Siliconware Precision Industries Co. Ltd.	Semiconductors & Semiconductor Equipment	5,247,000	5,168,316
Sunplus Technology Co. Ltd.	Semiconductors & Semiconductor Equipment	5,417,100	7,627,550
Synnex Technology International Corp.	Electronic Equipment & Instruments	2,085,600	3,035,396
Taiwan Mobile Co. Ltd.	Wireless Telecommunication Services	14,899,302	15,334,404
Taiwan Semiconductor Manufacturing Co.	Semiconductors & Semiconductor Equipment	8,052,427	14,007,537
UNI-President Enterprises Corp.	Food Products	18,321,600	8,618,527
Yuanta Core Pacific Securities Co.	Capital Markets	7,065,978	5,220,012

			138,528,583

Thailand 3.0%
BEC World Public Co. Ltd., fgn.	Media	7,775,700	2,182,653
Kasikornbank Public Co. Ltd., fgn.	Commercial Banks	5,782,800	7,976,276
Land and House Public Co. Ltd., fgn.	Household Durables	7,927,700	1,342,865
Shin Corp. Public Co. Ltd., fgn.	Wireless Telecommunication Services	2,320,194	2,105,439
Siam Cement Public Co. Ltd., fgn.	Construction Materials	639,969	3,747,671
Siam Commercial Bank Public Co. Ltd., fgn.	Commercial Banks	3,185,000	3,622,383
Siam Makro Public Co. Ltd., fgn.	Food & Staples Retailing	372,000	553,612
Thai Airways International Public Co. Ltd., fgn.	Airlines	2,160,200	2,205,939
[a]TMB Bank Public Co. Ltd., fgn.	Commercial Banks	44,202,400	4,385,477
[a]True Corp. Public Co. Ltd., rts., 3/28/08	Diversified Telecommunication Services	344,616	—

			28,122,315

Turkey 2.8%
Arcelik AS, Br.	Household Durables	1,117,826	6,679,231
Migros Turk TAS	Food & Staples Retailing	856,539	6,695,232
Tupras-Turkiye Petrol Rafineleri AS	Oil, Gas & Consumable Fuels	638,260	9,162,545
Turkiye Is Bankasi AS, C	Commercial Banks	757,234	4,439,252

			26,976,260

United Kingdom 1.4%
HSBC Holdings PLC	Commercial Banks	557,777	8,972,265
Provident Financial PLC	Consumer Finance	328,500	4,225,345

			13,197,610

Total Long Term Investments (Cost $656,200,052)			860,606,466

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON DEVELOPING MARKETS SECURITIES FUND

Statement of Investments, June 30, 2005 (unaudited) (cont.)

	SHARES/ RIGHTS	VALUE

Short Term Investments (Cost $94,008,657) 9.9%
U.S. Government and Agency Securities 9.9%
[c]U.S. Treasury Bills, 7/07/05 - 9/29/05	94,341,000	$94,004,755

Total Investments (Cost $750,208,709) 100.2%		954,611,221
Other Assets, less Liabilities (0.2)%		(1,466,897)

Net Assets 100.0%		$953,144,324

Selected Portfolio Abbreviations

ADR - American Depository Receipt

GDR - Global Depository Receipt

IDR - International Depository Receipt

PLC - Public Limited Co.

[a]	Non-income producing.
[b]	Rounds to less than 0.05% of net assets.
[c]	A portion or all of the security is traded on a discount basis with no stated coupon rate.

See notes to financial statements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON DEVELOPING MARKETS SECURITIES FUND

Financial Statements

Statement of Assets and Liabilities

June 30, 2005 (unaudited)

Assets:
Investments in securities:
Cost	$750,208,709

Value	954,611,221
Cash	201,972
Foreign currency, at value (cost $1,645,202)	1,649,949
Receivables:
Investment securities sold	1,702,448
Capital shares sold	1,014,370
Dividends	1,795,655
Foreign income tax receivable	159,393

Total assets	961,135,008

Liabilities:
Payables:
Investment securities purchased	5,352,514
Capital shares redeemed	939,458
Affiliates	1,233,398
Deferred taxes	195,810
Other liabilities	269,504

Total liabilities	7,990,684

Net assets, at value	$953,144,324

Net assets consist of:
Distributions in excess of net investment income	$(2,773,983)
Net unrealized appreciation (depreciation)	204,203,844
Accumulated net realized gain (loss)	(96,437,184)
Paid-in capital	848,151,647

Net assets, at value	$953,144,324

Class 1:
Net assets, at value	$520,715,736

Shares outstanding	57,070,868

Net asset value and offering price per share	$9.12

Class 2:
Net assets, at value	$431,213,329

Shares outstanding	47,596,069

Net asset value and offering price per share	$9.06

Class 3:
Net assets, at value	$1,215,259

Shares outstanding	134,018

Net asset value and offering price per share[a]	$9.07

[a]	Redemption price is equal to net asset value less any redemption fees retained by the Fund.

See notes to financial statements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON DEVELOPING MARKETS SECURITIES FUND

Financial Statements (continued)

Statement of Operations

for the six months ended June 30, 2005 (unaudited)

Investment Income:
(net of foreign taxes of $1,522,997)
Dividends	$15,220,939
Interest	673,901
Other income (Note 8)	72,428

Total investment income	15,967,268

Expenses:
Management fees (Note 3a)	5,446,501
Administrative fees (Note 3b)	571,991
Distribution fees: (Note 3c)
Class 2	473,108
Class 3	180
Unaffiliated transfer agent fees	4,570
Custodian fees (Note 4)	410,012
Reports to shareholders	123,275
Professional fees	40,768
Trustees’ fees and expenses	2,794
Other	11,010

Total expenses	7,084,209
Expense reductions (Note 4)	(988)

Net expenses	7,083,221

Net investment income	8,884,047

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments	51,182,901
Foreign currency transactions	(80,244)

Net realized gain (loss)	51,102,657

Net change in unrealized appreciation (depreciation) on:
Investments	(9,468,264)
Translation of assets and liabilities denominated in foreign currencies	(17,876)
Change in deferred taxes on unrealized appreciation	246,082

Net change in unrealized appreciation (depreciation)	(9,240,058)

Net realized and unrealized gain (loss)	41,862,599

Net increase (decrease) in net assets resulting from operations	$50,746,646

See notes to financial statements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON DEVELOPING MARKETS SECURITIES FUND

Financial Statements (continued)

Statements of Changes in Net Assets

	Six Months Ended June 30, 2005 (unaudited)	Year Ended December 31, 2004

Increase (decrease) in net assets:
Operations:
Net investment income	$8,884,047	$8,948,602
Net realized gain (loss) from investments and foreign currency transactions	51,102,657	50,460,755
Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies, and deferred taxes	(9,240,058)	90,694,728

Net increase (decrease) in net assets resulting from operations	50,746,646	150,104,085

Distributions to shareholders from:
Net investment income:
Class 1	(7,605,217)	(7,597,672)
Class 2	(5,680,711)	(4,066,275)
Class 3	(9,713)	(190)

Total distributions to shareholders	(13,295,641)	(11,664,137)

Capital share transactions: (Note 2)
Class 1	22,081,008	32,499,304
Class 2	87,548,304	103,669,110
Class 3	1,193,227	10,000

Total capital share transactions	110,822,539	136,178,414

Net increase (decrease) in net assets	148,273,544	274,618,362
Net assets:
Beginning of period	804,870,780	530,252,418

End of period	$953,144,324	$804,870,780

Undistributed net investment income (distributions in excess of net investment income) included in net assets:
End of period	$(2,773,983)	$1,637,611

See notes to financial statements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON DEVELOPING MARKETS SECURITIES FUND

Notes to Financial Statements (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Variable Insurance Products Trust (the Trust) is registered under the Investment Company Act of 1940 as an open-end investment company, consisting of twenty-three separate series (the Funds). The Templeton Developing Markets Securities Fund (the Fund) included in this report is diversified. The financial statements of the remaining funds in the series are presented separately. Shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable life insurance policies or variable annuity contracts.

The following summarizes the Fund’s significant accounting policies.

a. Security Valuation

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market.

U.S. Government securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Fund’s pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined.

The Trust has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Some methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Trust’s Board of Trustees.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Trust’s Board of Trustees.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON DEVELOPING MARKETS SECURITIES FUND

Notes to Financial Statements (unaudited) (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (cont.)

b. Foreign Currency Translation (cont.)

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Foreign Currency Contracts

When the Fund purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate on a specified date. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations.

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts.

d. Income and Deferred Taxes

No provision has been made for U.S. income taxes because the Fund’s policy is to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income. Fund distributions to shareholders are determined on an income tax basis and may differ from net investment income and realized gains for financial reporting purposes.

The Fund is subject to a tax imposed on net realized gains on securities of certain foreign countries. The Fund records an estimated deferred tax liability for net unrealized gains on these securities in an amount that would be payable if the securities were disposed of on the valuation date.

e. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

f. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON DEVELOPING MARKETS SECURITIES FUND

Notes to Financial Statements (unaudited) (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (cont.)

g. Redemption Fees

Redemptions and exchanges of Class 3 shares held 60 days or less may be subject to the Fund’s redemption fee, which is 1% of the amount redeemed. Such fees are retained by the Fund and accounted for as additional paid-in capital. There were no redemption fees for the period.

h. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

The Fund offers three classes of shares: Class 1, Class 2 and Class 3. Effective May 1, 2004 the Fund began offering a new class of shares, Class 3. Each class of shares differs by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.

At June 30, 2005, there were unlimited number of shares authorized ($0.01 par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended June 30, 2005		Year Ended December 31, 2004[a]
Class 1 Shares:	Shares	Amount	Shares	Amount
Shares sold	4,807,401	$43,228,168	8,940,486	$67,520,469
Shares issued in reinvestment of distributions	833,905	7,605,217	1,105,920	7,597,672
Shares redeemed	(3,224,385)	(28,752,377)	(5,740,464)	(42,618,837)

Net increase (decrease)	2,416,921	$22,081,008	4,305,942	$32,499,304

Class 2 Shares:
Shares sold	12,680,689	$112,779,691	21,331,545	$159,905,301
Shares issued in reinvestment of distributions	627,010	5,680,711	595,355	4,066,275
Shares redeemed	(3,503,101)	(30,912,098)	(8,236,506)	(60,302,466)

Net increase (decrease)	9,804,598	$87,548,304	13,690,394	$103,669,110

Class 3 Shares:
Shares sold	136,254	$1,226,252	1,403	$10,000
Shares issued in reinvestment of distributions	1,051	9,523	—	—
Shares redeemed	(4,690)	(42,548)	—	—

Net increase (decrease)	132,615	$1,193,227	1,403	$10,000

[a]	For the period May 1, 2004 (effective date) to December 31, 2004, for Class 3.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON DEVELOPING MARKETS SECURITIES FUND

Notes to Financial Statements (unaudited) (continued)

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Templeton Asset Management Ltd. (TAML)	Investment manager
Franklin Templeton Services LLC (FT Services)	Administrative manager
Franklin Templeton Distributors Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services LLC (Investor Services)	Transfer agent

a. Management Fees

Effective May 1, 2005, the Fund pays an investment management fee to TAML based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
1.250%	Up to and including $1 billion
1.200%	over $1 billion, up to and including $5 billion
1.150%	over $5 billion, up to and including $10 billion
1.100%	over $10 billion, up to and including $15 billion
1.050%	over $15 billion, up to and including $20 billion
1.000%	In excess of $20 billion

Prior to May 1, 2005 the Fund paid fees of 1.25% per year of the average daily net assets of the Fund.

b. Administrative Fees

The Fund pays an administrative fee to FT Services based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.150%	Up to and including $200 million
0.135%	Over $200 million, up to and including $700 million
0.100%	Over $700 million, up to and including $1.2 billion
0.075%	In excess of $1.2 billion

c. Distribution Fees

The Fund reimburses Distributors up to 0.25% per year of its average daily net assets of Class 2 and Class 3, for costs incurred in marketing the Fund’s shares under a Rule 12b-1 plan.

d. Transfer Agent Fees

Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended June 30, 2005, the custodian fees were reduced as noted in the Statement of Operations.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON DEVELOPING MARKETS SECURITIES FUND

Notes to Financial Statements (unaudited) (continued)

5. INCOME TAXES

At December 31, 2004, the Fund had tax basis capital losses which may be carried over to offset future capital gains. Such losses expire as follows:

Capital loss carryovers expiring in:
2007	$58,738,810
2009	62,323,035
2010	24,246,197

$145,308,042

At December 31, 2004, the Fund had deferred capital and currency losses occurring subsequent to October 31, 2004 of $650,185 and $142,382 respectively. For tax purposes, such losses will be reflected in the year ending December 31, 2005.

At June 30, 2005, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$761,941,557

Unrealized appreciation	$213,079,848
Unrealized depreciation	(20,410,184)

Net unrealized appreciation (depreciation)	$192,669,664

Net investment income differs for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions and passive foreign investment company shares.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales, foreign currency transactions and passive foreign investment company shares.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short-term securities) for the period ended June 30, 2005, aggregated $194,216,687 and $162,399,501, respectively.

7. CREDIT RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

8. REGULATORY MATTERS

Investigations and settlements

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, including the Securities and Exchange Commission (“SEC”), the California Attorney General’s Office (“CAGO”), and the National Association of Securities Dealers, Inc. (“NASD”), relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares, Franklin Resources, Inc. and certain of its subsidiaries (as used in this section, together, the “Company”), as well as certain current or former executives and employees of the Company, provided documents and information in response to subpoenas and/or requests for documents, information and/or testimony. Beginning in August 2004, the Company entered into settlements with certain of the regulators and a governmental entity investigating the mutual fund industry practices noted above. The Company believes that settlement of each of the matters is in the best interest of the Company and shareholders of the Franklin, Templeton, and Mutual Series mutual funds (the “funds”).

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON DEVELOPING MARKETS SECURITIES FUND

Notes to Financial Statements (unaudited) (continued)

8. REGULATORY MATTERS (cont.)

Investigations and settlements (cont.)

Two of the settlement agreements, those with the SEC and the CAGO concerning marketing support payments, provide that the distribution of settlement monies are to be made to the relevant funds, not to individual shareholders. The CAGO has approved the distribution plan pertaining to the distribution of the monies owed under the CAGO settlement agreement and, in accordance with the terms and conditions of that settlement, the monies were disbursed to the participating funds and are recorded as other income in the current period. The SEC has not yet approved the distribution plan pertaining to the SEC settlement. When approved, disbursements of settlement monies under the SEC’s settlement will be made promptly in accordance with the terms and conditions of that order.

Other Legal Proceedings

On April 12, 2005, the Attorney General of West Virginia filed a complaint in the Circuit Court of Marshall County, West Virginia against a number of companies engaged in the mutual fund industry, including Franklin Resources, Inc. and its subsidiary, Franklin Advisers, Inc., and certain other parties alleging violations of the West Virginia Consumer Credit and Protection Act and seeking, among other things, civil penalties and attorneys’ fees and costs. Defendants have since removed the matter to the United States District Court for the Northern District of West Virginia. To the extent applicable to the Company, the complaint arises from activity that occurred in 2001 and duplicates, in whole or in part, the allegations asserted in the February 4, 2004 Massachusetts Administrative Complaint concerning one instance of market timing (the “Administrative Complaint”) and the SEC’s findings regarding market timing in its August 2, 2004 Order (the “SEC Order”), both of which matters were previously reported.

The Company, in addition to certain Franklin, Templeton, and Mutual Series funds, and certain current and former officers, employees, and directors have been named in multiple lawsuits in different courts alleging violations of various federal securities and state laws and seeking, among other relief, monetary damages, restitution, removal of fund trustees, directors, advisers, administrators, and distributors, rescission of management contracts and 12b-1 plans, and/or attorneys’ fees and costs. Specifically, the lawsuits claim breach of duty with respect to alleged arrangements to permit market timing and/or late trading activity, or breach of duty with respect to the valuation of the portfolio securities of certain Templeton funds managed by Franklin Resources, Inc. subsidiaries, allegedly resulting in market timing activity. The majority of these lawsuits duplicate, in whole or in part, the allegations asserted in the Administrative Complaint and the SEC’s findings regarding market timing in the SEC Order. The lawsuits are styled as class actions, or derivative actions on behalf of either the named funds or Franklin Resources, Inc.

The Company, in addition to certain Franklin, Templeton, and Mutual Series funds, and certain current and former officers, employees, and directors have been named in multiple lawsuits alleging violations of various securities laws and pendent state law claims relating to the disclosure of marketing support payments and/or payment of allegedly excessive commissions and/or advisory or distribution fees, and seeking, among other relief, monetary damages, restitution, rescission of advisory contracts, including recovery of all fees paid pursuant to those contracts, an accounting of all monies paid to the named advisers, declaratory relief, injunctive relief, and/or attorneys’ fees and costs. These lawsuits are styled as class actions or derivative actions brought on behalf of the named funds.

The Company and fund management strongly believe that the claims made in each of the lawsuits described above are without merit and intends to defend against them vigorously. The Company cannot predict with certainty the eventual outcome of these lawsuits, nor whether they will have a material negative impact on the Company. Public trust and confidence are critical to the Company’s business and any material loss of investor and/or client confidence could result in a significant decline in assets under management by the Company, which would have an adverse effect on future financial results. If it is determined that the Company bears responsibility for any unlawful or inappropriate conduct that caused losses to the Trust, it is committed to making the Trust or their shareholders whole, as appropriate. The Company is committed to taking all appropriate actions to protect the interests of its funds’ shareholders.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON DEVELOPING MARKETS SECURITIES FUND

Tax Designation (unaudited)

At December 31, 2004, more than 50% of the Fund’s total assets were invested in securities of foreign issuers. In most instances, foreign taxes were withheld from dividends paid to the Fund on these investments. As shown in the table below, the Fund designates to shareholders the foreign source income and foreign taxes paid, pursuant to Section 853 of the Internal Revenue Code. This designation will allow shareholders of record on June 15, 2005, to treat their proportionate share of foreign taxes paid by the Fund as having been paid directly by them. The shareholder shall consider these amounts as foreign taxes paid in the tax year in which they receive the Fund distribution.

The following table provides a detailed analysis by country, of foreign tax paid and foreign source income as designated by the Fund, to Class 1, Class 2, and Class 3 shareholders.

	Class 1		Class 2		Class 3
Country	Foreign Tax Paid Per Share	Foreign Source Income Per Share	Foreign Tax Paid Per Share	Foreign Source Income Per Share	Foreign Tax Paid Per Share	Foreign Source Income Per Share
Austria	0.0004	0.0018	0.0004	0.0017	0.0004	0.0018
Belgium	0.0001	0.0006	0.0001	0.0006	0.0001	0.0006
Brazil	0.0013	0.0114	0.0013	0.0106	0.0013	0.0114
China	0.0000	0.0046	0.0000	0.0043	0.0000	0.0046
Croatia	0.0000	0.0011	0.0000	0.0010	0.0000	0.0011
Czech Republic	0.0003	0.0013	0.0003	0.0012	0.0003	0.0013
Egypt	0.0000	0.0005	0.0000	0.0004	0.0000	0.0005
Greece	0.0000	0.0019	0.0000	0.0018	0.0000	0.0019
Hong Kong	0.0000	0.0134	0.0000	0.0125	0.0000	0.0134
Hungary	0.0007	0.0031	0.0007	0.0028	0.0007	0.0031
India	0.0198	0.0061	0.0198	0.0057	0.0198	0.0061
Indonesia	0.0002	0.0009	0.0002	0.0009	0.0002	0.0009
Luxembourg	0.0000	0.0007	0.0000	0.0007	0.0000	0.0007
Malaysia	0.0000	0.0025	0.0000	0.0023	0.0000	0.0025
Mexico	0.0000	0.0077	0.0000	0.0071	0.0000	0.0077
Philippines	0.0002	0.0006	0.0002	0.0006	0.0002	0.0006
Poland	0.0003	0.0012	0.0003	0.0011	0.0003	0.0012
Russia	0.0007	0.0011	0.0007	0.0010	0.0007	0.0011
Singapore	0.0000	0.0162	0.0000	0.0151	0.0000	0.0162
South Africa	0.0007	0.0527	0.0007	0.0487	0.0007	0.0527
South Korea	0.0034	0.0132	0.0034	0.0122	0.0034	0.0132
Spain	0.0001	0.0006	0.0001	0.0006	0.0001	0.0006
Taiwan	0.0083	0.0233	0.0083	0.0216	0.0083	0.0233
Thailand	0.0001	0.0021	0.0001	0.0020	0.0001	0.0021
Turkey	0.0000	0.0003	0.0000	0.0003	0.0000	0.0003
United Kingdom	0.0000	0.0024	0.0000	0.0022	0.0000	0.0024

Total	$0.0366	$0.1713	$0.0366	$0.1590	$0.0366	$0.1713

TEMPLETON FOREIGN SECURITIES FUND

This semiannual report for Templeton Foreign Securities Fund covers the period ended June 30, 2005.

Performance Summary as of 6/30/05

Templeton Foreign Securities Fund – Class 1 had a -0.75% total return for the six-month period ended 6/30/05.

Performance reflects the Fund’s Class 1 operating expenses, but does not include any contract fees, expenses or sales charges. If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.

Templeton Foreign Securities Fund – Class 1

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.

Fund Goal and Main Investments: Templeton Foreign Securities Fund seeks long-term capital growth. The Fund normally invests at least 80% of its net assets in investments of issuers located outside the U.S., including those in emerging markets.

Performance Overview

You can find the Fund’s six-month total return in the Performance Summary. The Fund’s benchmark, the Morgan Stanley Capital International (MSCI) Europe Australasia Far East (EAFE) Index, had a -0.85% total return for the period under review.1 Please note that index performance information is provided for reference and that we do not attempt to track the index, but rather undertake investments on the basis of fundamental research.

Economic and Market Overview

The global economy generally grew during the six-month period ended June 30, 2005. U.S. economic expansion continued for its 15th consecutive quarter. U.S. gross domestic product (GDP) grew at annualized rates of 3.8% and 3.4% in the first and second quarters. Apart from western Europe, foreign growth also appeared to be beating the expectations of a slowdown. China’s industrial production grew almost 17% in May, and Japan’s economic outlook seemed brighter after real GDP grew 4.9% annualized in the first quarter of 2005.2

Oil prices remained a major concern for the global economy, as the commodity reached a high of more than $60 per barrel in June.3 Rising energy costs impacted companies around the world, but the effect appeared to be more dramatic in continental Europe, where consumer and business sentiment were weak for a number of reasons. This region continued to face political and economic integration issues. Unemployment rates in Germany, Spain and France remained at least 10% during the period.4 Economic growth was slow and the euro declined in value versus the U.S. dollar. Largely in consideration of these factors, the European Central Bank revised its growth expectations for the 12-nation euro zone. The bank lowered its GDP growth estimate to a more modest range of 1.1% to 1.7% from a December forecast of 1.4% to 2.4%. Aggravating the situation, France and the Netherlands rejected in principle the adoption of a common European constitution, which raised some uncertainty about the European Union’s political future.

1. Source: Standard & Poor’s Micropal. One cannot invest directly in an index, nor is an index representative of the Fund’s portfolio. Please see Index Descriptions following the Fund Summaries.

2. Sources: National Bureau of Statistics, China; Economic and Social Research Institute (Japan).

3. Source: Bloomberg Energy/Commodity Service.

4. Sources: Deutsche Bundesbank (Germany); Spanish Labour Ministry (Spain); INSEE National Statistics Office (France).

Fund Risks: The Fund’s investments in stocks offer the potential for long-term gains but can be subject to short-term up-and-down price movements. Foreign investing, especially in emerging markets, involves additional risks including currency fluctuations, economic instability, and social and political developments. The Fund’s prospectus also includes a description of the main investment risks.

Despite the predominantly weak outlook for the European economy, many European equity markets performed well during the first half of 2005. In the six-month period, European equity markets returned 10.59%, as measured by the MSCI Europe Index, using the local currencies of this index’s constituents.5 The MSCI Pacific Index, which includes Japan, returned 3.44% in local currencies for the same period.5 U.S. markets, as measured by the MSCI U.S. Index, had a total return of -0.41%.5 However, due to the dollar’s recent appreciation versus other currencies, foreign-generated returns were reduced significantly after their conversion into U.S. dollars.

In the six months through June, the dollar rose 12% and 8% versus the euro and the yen. Although the dollar’s recent rise helped make foreign-based companies’ goods more competitive in U.S. markets, it had a negative effect for U.S.-based investors’ returns on European or Japanese equity investments.

Investment Strategy

Our investment philosophy is bottom-up, value-oriented and long-term. In choosing investments, we generally focus on the market price of a company’s securities relative to our evaluation of the company’s potential long-term earnings, asset value and cash flow. Among factors we consider are a company’s historical value measures, including price/earnings ratio, profit margins and liquidation value. We do in-depth research to construct a bargain list from which we buy.

Manager’s Discussion

During the six months under review, the Fund held investments in a broad array of holdings, sectors and foreign countries. In a difficult first half of 2005, we had several sectors and industries that contributed to our overall results. Fund returns received a significant boost from the industrials sector, where we were just about evenly weighted compared with the benchmark MSCI EAFE Index.6 Although industrials performed well, the Fund in particular benefited from our selections within the sector, allowing our industrials stake to fare better than the Index’s. The Fund’s best performing stocks from the group included BAE Systems, Rolls Royce and Vestas Wind Systems.

5. Source: Standard & Poor’s Micropal. Please see Index Descriptions following the Fund Summaries.

6. In the SOI, the industrials sector comprises aerospace and defense, air freight and logistics, airlines, commercial services and supplies, electrical equipment, industrial conglomerates, machinery, and road and rail.

Energy companies generally benefited from steadily rising oil and other energy commodity prices throughout the first half of 2005. Although our relative underweighting in the energy sector hurt our relative performance, energy was the best performing sector and nonetheless provided positive absolute performance for the Fund.7 Standouts from the Fund’s portfolio included Shell Transport & Trading and SBM Offshore.

We were slightly overweighted versus the index in utilities, which proved to be a strong sector over the reporting period and contributed to the Fund’s results.8 Most utilities companies benefited from healthy earnings growth and the low interest rate environment. Our top performers included U.K. power and gas grid operator National Grid Transco, Spanish electric utility Iberdrola, and France’s Suez, which provides electricity, natural gas, water and waste management services to more than 130 countries.

The Fund was aided somewhat by its significant underweighting in financials stocks.9 This helped us avoid the full impact of the sector’s poor results. Meanwhile, our individual stock selections also helped our relative results because they did better as a group than those held in the index. Kookmin Bank, Hana Bank, National Australia Bank and Swire Pacific were our top performers.

There were some disappointments that detracted from our overall results. The consumer discretionary sector performed poorly, and our overweighting compared to the index hindered relative Fund returns.10 Sony, British Sky Broadcasting and Compass Group were our worst performing stocks within the group.

We were also overweighted in materials stocks, where sector performance was weak.11 Our individual stock selections also dampened Fund returns. Fund holdings such as Canadian aluminum producer Alcan, and Finnish paper and forest products companies UPM-Kymmene and Stora Enso suffered losses over the six-month period.

Telecommunication services was a detriment to Fund returns as we were overweighted in this poor performing sector.12 Unfortunately,

7. In the SOI, the energy sector comprises energy equipment and services; and oil, gas and consumable fuels.

8. In the SOI, the utilities sector comprises electric utilities, gas utilities and multi-utilities.

9. In the SOI, the financials sector comprises commercial banks, diversified financial services, capital markets, insurance and real estate.

10. In the SOI, the consumer discretionary sector comprises automobiles; auto components; hotels, restaurants and leisure; household durables; and media.

11. In the SOI, the materials sector comprises chemicals, construction materials, metals and mining, and paper and forest products.

12. In the SOI, the telecommunication services sector comprises diversified telecommunication services and wireless telecommunication services.

Top 10 Holdings

Templeton Foreign Securities Fund 6/30/05

Company Sector/Industry, Country	% of Total Net Assets

Cheung Kong Holdings Ltd.	2.4%
Real Estate, Hong Kong

Sanofi-Aventis	1.8%
Pharmaceuticals, France

Shell Transport & Trading Co. PLC	1.5%
Oil, Gas & Consumable Fuels, U.K.

GlaxoSmithKline PLC	1.5%
Pharmaceuticals, U.K.

Samsung Electronics Co. Ltd.	1.5%
Semiconductors & Semiconductor Equipment, South Korea

Sony Corp.	1.5%
Household Durables, Japan

Compass Group PLC	1.4%
Hotels, Restaurants & Leisure, U.K.

Electrolux AB, B	1.4%
Household Durables, Sweden

Nippon Telegraph & Telephone Corp.	1.4%
Diversified Telecommunication Services, Japan

British Sky Broadcasting Group PLC	1.3%
Media, U.K.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments.

Fund holdings such as Vodafone Group, Telefonica, SK Telecom and Telenor all posted negative returns this reporting period.

It is important to recognize the effect of currency movements on the Fund’s performance. In general, if the value of the U.S. dollar increases compared with a foreign currency, an investment traded in that foreign currency will decrease in value because it will be worth fewer U.S. dollars. This can have a negative effect on Fund performance. Conversely, when the U.S. dollar weakens in relation to a foreign currency, an investment traded in that foreign currency will increase in value, which can contribute to Fund performance. For the six months ended June 30, 2005, the U.S. dollar rose in value relative to most non-U.S. currencies. As a result, the Fund’s performance was negatively affected by the portfolio’s primary investment in securities with non-U.S. currency exposure.

Thank you for your participation in Templeton Foreign Securities Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2005, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the adviser makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Fund Expenses

As an investor in a variable insurance contract (“Contract”) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract level.

•	Transaction expenses can include sales charges (loads) on purchases, redemption fees, surrender fees, transfer fees and premium taxes.

•	Ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees and other fees and expenses. All mutual funds and Contracts have some types of ongoing expenses.

The expenses shown in the table below are meant to highlight ongoing expenses at the Fund level only and do not include ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract levels. While the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.

The table shows Fund-level ongoing expenses and can help you understand these expenses and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the six months indicated. Please refer to the Fund prospectus for additional information on operating expenses.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table below provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of ongoing Fund expenses, but does not include the effect of ongoing Contract expenses.

You can estimate the Fund-level expenses you incurred during the period, by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.

If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.

2.	Multiply the result by the number under the heading “Fund-Level Expenses Incurred During Period.”

If Fund-Level Expenses Incurred During Period were $7.50, then 8.6 × $7.50 = $64.50.

Templeton Foreign Securities Fund – Class 1

In this illustration, the estimated expenses incurred this period at the Fund level are $64.50.

Hypothetical Example for Comparison with Other Mutual Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing expenses of the Fund with those of other mutual funds offered through the Contract. This information may not be used to estimate the actual ending account balance or expenses you incurred during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Fund-Level Expenses Incurred During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds offered through a Contract.

Class 1	Beginning Account Value 12/31/04	Ending Account Value 6/30/05	Fund-Level Expenses Incurred During Period* 12/31/04-6/30/05
Actual	$1,000	$992.50	$3.85
Hypothetical (5% return before expenses)	$1,000	$1,020.93	$3.91

*Expenses are equal to the annualized expense ratio for the Fund’s Class 1 shares (0.78%), which does not include any ongoing expenses of the Contract for which the Fund is an investment option, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON FOREIGN SECURITIES FUND

Financial Highlightsa

	Class 1
	Six Months Ended June 30, 2005 (unaudited)	Year Ended December 31,
		2004	2003	2002	2001	2000

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$14.53	$12.37	$9.51	$11.85	$18.78	$22.25

Income from investment operations:
Net investment income[b]	0.20	0.26	0.19	0.22	0.23	0.40
Net realized and unrealized gains (losses)	(0.31)	2.05	2.87	(2.37)	(5.23)	(0.95)

Total from investment operations	(0.11)	2.31	3.06	(2.15)	(5.00)	(0.55)

Less distributions from:
Net investment income	(0.19)	(0.15)	(0.20)	(0.19)	(0.26)	(0.43)
Net realized gains	—	—	—	—	(1.67)	(2.49)

Total distributions	(0.19)	(0.15)	(0.20)	(0.19)	(1.93)	(2.92)

Redemption fees	— [d]	— [d]	—	—	—	—

Net asset value, end of period	$14.23	$14.53	$12.37	$9.51	$11.85	$18.78

Total return[c]	(0.75)%	18.87%	32.55%	(18.40)%	(15.75)%	(2.19)%
Ratios/supplemental data
Net assets, end of period (000’s)	$485,455	$506,456	$472,665	$397,420	$565,220	$776,495
Ratios to average net assets:
Expenses	0.78% [e]	0.82%	0.87%	0.88%	0.90%	0.87%
Net investment income	2.91% [e]	1.95%	1.81%	1.97%	1.59%	2.08%
Portfolio turnover rate	5.40%	10.91%	18.01%	28.12%	20.00%	32.81%

[a]	Financial highlights presented reflect historical financial information from Templeton Variable Products Series Fund (TVP) - Templeton International Securities Fund as a result of a merger on May 1, 2000.
[b]	Based on average daily shares outstanding.
[c]	Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
[d]	Amount is less than $0.01 per share.
[e]	Annualized.

See notes to financial statements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON FOREIGN SECURITIES FUND

Financial Highlightsa (continued)

	Class 2
	Six Months Ended June 30, 2005 (unaudited)	Year Ended December 31,
		2004	2003	2002	2001	2000

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$14.35	$12.24	$9.42	$11.74	$18.67	$22.13

Income from investment operations:
Net investment income[b]	0.19	0.22	0.15	0.17	0.18	0.31
Net realized and unrealized gains (losses)	(0.32)	2.03	2.85	(2.32)	(5.21)	(0.90)

Total from investment operations	(0.13)	2.25	3.00	(2.15)	(5.03)	(0.59)

Less distributions from:
Net investment income	(0.17)	(0.14)	(0.18)	(0.17)	(0.23)	(0.38)
Net realized gains	—	—	—	—	(1.67)	(2.49)

Total distributions	(0.17)	(0.14)	(0.18)	(0.17)	(1.90)	(2.87)

Redemption fees	— [d]	— [d]	—	—	—	—

Net asset value, end of period	$14.05	$14.35	$12.24	$9.42	$11.74	$18.67

Total return[c]	(0.90)%	18.53%	32.21%	(18.56)%	(15.99)%	(2.38)%
Ratios/supplemental data
Net assets, end of period (000’s)	$1,756,253	$1,445,928	$653,594	$299,760	$225,505	$187,115
Ratios to average net assets:
Expenses	1.03% [e]	1.07%	1.12%	1.13%	1.15%	1.12%
Net investment income	2.66% [e]	1.70%	1.56%	1.72%	1.32%	1.66%
Portfolio turnover rate	5.40%	10.91%	18.01%	28.12%	20.00%	32.81%

[a]	Financial highlights presented reflect historical financial information from Templeton Variable Products Series Fund (TVP) -Templeton International Securities Fund as a result of a merger on May 1, 2000.
[b]	Based on average daily shares outstanding.
[c]	Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
[d]	Amount is less than $0.01 per share.
[e]	Annualized.

See notes to financial statements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON FOREIGN SECURITIES FUND

Financial Highlights (continued)

	Class 3
	Six Months Ended June 30, 2005 (unaudited)	Period Ended December 31, 2004[e]

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$14.35	$12.48

Income from investment operations:
Net investment income[a]	0.20	0.09
Net realized and unrealized gains (losses)	(0.34)	1.92

Total from investment operations	(0.14)	2.01

Less distributions from net investement income	(0.18)	(0.14)

Redemption fees	— [d]	—	[d]

Net asset value, end of period	$14.03	$14.35

Total return[b]	(0.95)%	16.25%
Ratios/supplemental data
Net assets, end of period (000’s)	$30,214	$16,559
Ratios to average net assets:
Expenses[c]	1.03%	1.07%
Net investment income[c]	2.66%	1.70%
Portfolio turnover rate	5.40%	10.91%

[a]	Based on average daily shares outstanding.
[b]	Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
[c]	Annualized.
[d]	Amount is less than $0.01 per share.
[e]	For the period May 1, 2004 (effective date) to December 31, 2004.

See notes to financial statements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON FOREIGN SECURITIES FUND

Statement of Investments, June 30, 2005 (unaudited)

	COUNTRY	SHARES	VALUE
Common Stocks 81.0%
Aerospace & Defense 1.2%
BAE Systems PLC	United Kingdom	3,544,411	$18,223,356
[a]Rolls-Royce Group PLC	United Kingdom	1,729,900	8,901,914
Rolls-Royce Group PLC, B	United Kingdom	86,495,000	155,726

			27,280,996

Air Freight & Logistics 0.8%
Deutsche Post AG	Germany	753,313	17,592,039

Airlines 0.6%
Qantas Airways Ltd.	Australia	4,972,187	12,759,099

Auto Components 0.9%
GKN PLC	United Kingdom	4,440,200	20,522,234

Automobiles 0.4%
Volkswagen AG	Germany	181,815	8,304,817

Capital Markets 1.4%
Amvescap PLC	United Kingdom	2,575,100	15,361,751
Nomura Holdings Inc.	Japan	1,327,730	15,895,865

			31,257,616

Chemicals 1.9%
Akzo Nobel NV	Netherlands	329,003	12,969,832
BASF AG	Germany	324,369	21,586,660
Lonza Group AG	Switzerland	173,400	9,598,011

			44,154,503

Commercial Banks 7.4%
Banco Santander Central Hispano SA	Spain	1,919,500	22,273,586
[a]Bank of Communications, 144A	China	4,184,000	1,507,583
DBS Group Holdings Ltd.	Singapore	1,312,000	11,125,897
Hana Bank	South Korea	684,000	18,314,935
Kookmin Bank, ADR	South Korea	314,560	14,337,645
Lloyds TSB Group PLC	United Kingdom	1,387,500	11,757,000
Mitsubishi Tokyo Financial Group Inc.	Japan	1,235	10,484,798
National Australia Bank Ltd.	Australia	865,300	20,267,291
Nordea Bank AB, FDR	Sweden	2,135,083	19,259,536
Shinsei Bank Ltd.	Japan	4,461,000	24,067,827
Shinsei Bank Ltd., 144A	Japan	529,000	2,854,042
Sumitomo Mitsui Financial Group Inc.	Japan	1,646	11,137,676

			167,387,816

Commercial Services & Supplies 1.8%
Rentokil Initial PLC	United Kingdom	6,633,900	18,985,069
Securitas AB, B	Sweden	1,352,080	22,578,208

			41,563,277

Computers & Peripherals 1.2%
Compal Electronics Inc.	Taiwan	11,949,000	11,864,122
Lite-On Technology Corp.	Taiwan	9,104,000	10,462,055
NEC Corp.	Japan	1,058,000	5,727,174

			28,053,351

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON FOREIGN SECURITIES FUND

Statement of Investments, June 30, 2005 (unaudited) (cont.)

	COUNTRY	SHARES	VALUE
Common Stocks (cont.)
Construction Materials 0.6%
Cemex SA, ADR	Mexico	315,900	$13,400,478

Diversified Financial Services 0.9%
ING Groep NV	Netherlands	728,310	20,594,839

Diversified Telecommunication Services 6.7%
BCE Inc.	Canada	815,260	19,298,457
China Telecom Corp. Ltd., H	China	39,562,000	14,255,017
Chunghwa Telecom Co. Ltd., ADR	Taiwan	728,900	15,620,327
KT Corp., ADR	South Korea	420,880	9,048,920
Nippon Telegraph & Telephone Corp.	Japan	7,388	31,660,953
Telefonica SA, ADR	Spain	361,830	17,693,464
Telefonos de Mexico SA de CV (Telmex), L, ADR	Mexico	1,561,938	29,505,009
Telenor ASA	Norway	2,003,100	16,015,604

			153,097,751

Electric Utilities 2.7%
E.ON AG	Germany	188,653	16,818,868
Endesa SA	Spain	547,398	12,856,186
Hong Kong Electric Holdings Ltd.	Hong Kong	3,653,500	16,690,484
Iberdrola SA, Br.	Spain	528,222	13,946,160

			60,311,698

Electrical Equipment 0.5%
[a]Vestas Wind Systems AS	Denmark	502,800	8,349,040
[a]Vestas Wind Systems AS, 144A	Denmark	167,600	2,783,013

			11,132,053

Electronic Equipment & Instruments 2.0%
Hitachi Ltd.	Japan	3,361,867	20,442,966
Mabuchi Motor Co. Ltd.	Japan	303,100	17,473,917
Venture Corp. Ltd.	Singapore	903,000	8,567,871

			46,484,754

Energy Equipment & Services 0.4%
SBM Offshore NV	Netherlands	115,874	7,949,732

Food & Staples Retailing 1.1%
Boots Group PLC	United Kingdom	2,229,200	24,320,288

Food Products 2.1%
Nestle SA	Switzerland	78,278	20,030,570
Unilever PLC	United Kingdom	2,751,334	26,541,863

			46,572,433

Gas Utilities 0.4%
Centrica PLC	United Kingdom	2,353,400	9,770,525

Health Care Equipment & Supplies 0.8%
Olympus Corp.	Japan	956,000	18,371,346

Hotels Restaurants & Leisure 1.4%
Compass Group PLC	United Kingdom	7,696,340	32,331,770

Household Durables 4.3%
Electrolux AB, B	Sweden	1,509,600	32,162,715
Koninklijke Philips Electronics NV	Netherlands	951,239	24,055,775

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON FOREIGN SECURITIES FUND

Statement of Investments, June 30, 2005 (unaudited) (cont.)

	COUNTRY	SHARES	VALUE
Common Stocks (cont.)
Household Durables (cont.)
Persimmon PLC	United Kingdom	614,500	$8,597,562
Sony Corp.	Japan	956,454	32,963,319

			97,779,371

Industrial Conglomerates 2.2%
Hutchison Whampoa Ltd.	Hong Kong	1,962,000	17,736,863
Siemens AG	Germany	148,670	10,865,349
Smiths Group PLC	United Kingdom	1,293,800	21,300,267

			49,902,479

Insurance 5.2%
ACE Ltd.	Bermuda	558,903	25,066,799
AMP Ltd.	Australia	3,157,400	15,555,234
AXA SA	France	479,792	11,999,880
AXA SA, 144A	France	40,480	1,012,429
Old Mutual PLC	South Africa	350,000	764,945
Sompo Japan Insurance Inc.	Japan	1,694,000	17,117,286
Swiss Reinsurance Co.	Switzerland	493,655	30,347,959
XL Capital Ltd., A	Bermuda	232,228	17,282,408

			119,146,940

IT Services 0.9%
Satyam Computers Services Ltd.	India	1,738,866	20,298,436

Machinery 0.7%
Volvo AB, B	Sweden	369,264	15,025,906

Media 5.2%
British Sky Broadcasting Group PLC	United Kingdom	3,224,600	30,471,982
Pearson PLC	United Kingdom	2,229,000	26,254,770
Reed Elsevier NV	Netherlands	877,400	12,230,199
VNU NV	Netherlands	986,470	27,536,890
Wolters Kluwer NV	Netherlands	380,280	7,279,363
Yell Group PLC	United Kingdom	2,000,000	15,236,201

			119,009,405

Metals & Mining 1.7%
Alcan Inc.	Canada	55,334	1,661,240
Barrick Gold Corp.	Canada	701,894	17,531,594
BHP Billiton Ltd.	Australia	879,750	12,158,460
POSCO, ADR	South Korea	165,547	7,279,102

			38,630,396

Multi-Utilities 1.8%
National Grid Transco PLC	United Kingdom	1,742,960	16,907,846
Suez SA	France	861,400	23,378,549

			40,286,395

Oil, Gas & Consumable Fuels 5.3%
BP PLC	United Kingdom	2,849,920	29,662,735
Eni SpA	Italy	845,840	21,809,971
Repsol YPF SA	Spain	902,215	23,099,848

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON FOREIGN SECURITIES FUND

Statement of Investments, June 30, 2005 (unaudited) (cont.)

	COUNTRY	SHARES	VALUE
Common Stocks (cont.)
Oil, Gas & Consumable Fuels (cont.)
Shell Transport & Trading Co. PLC	United Kingdom	3,458,953	$33,631,550
Total SA, B	France	54,077	12,713,607

			120,917,711

Paper & Forest Products 2.3%
Stora Enso OYJ, R	Finland	1,731,630	22,047,267
UPM-Kymmene Corp.	Finland	1,580,979	30,320,669

			52,367,936

Pharmaceuticals 5.3%
GlaxoSmithKline PLC	United Kingdom	1,380,189	33,403,833
Ono Pharmaceutical Co. Ltd.	Japan	299,000	14,189,282
Sanofi-Aventis	France	500,723	41,138,716
Shire Pharmaceuticals Group PLC	United Kingdom	928,000	10,174,235
Takeda Pharmaceutical Co. Ltd.	Japan	445,800	22,121,075

			121,027,141

Real Estate 3.3%
Cheung Kong Holdings Ltd.	Hong Kong	5,614,137	54,726,430
Swire Pacific Ltd., B	Hong Kong	12,648,627	20,509,043

			75,235,473

Road & Rail 0.2%
East Japan Railway Co.	Japan	1,100	5,656,803

Semiconductors & Semiconductor Equipment 1.9%
Samsung Electronics Co. Ltd.	South Korea	69,750	33,307,395
Taiwan Semiconductor Manufacturing Co.	Taiwan	5,757,379	10,015,204

			43,322,599

Software 1.6%
[a]Check Point Software Technologies Ltd.	Israel	842,050	16,672,590
Nintendo Co. Ltd.	Japan	196,000	20,512,450

			37,185,040

Wireless Telecommunication Services 1.9%
China Mobile (Hong Kong) Ltd., fgn.	China	2,932,000	10,923,052
SK Telecom Co. Ltd., ADR	South Korea	546,520	11,149,008
Vodafone Group PLC, ADR	United Kingdom	835,590	20,321,549

			42,393,609

Total Common Stocks (Cost $1,550,596,933)			1,841,399,055

Preferred Stocks 0.7%
Automobiles 0.3%
Volkswagen AG, pfd.	Germany	160,254	5,603,897

Metals & Mining 0.4%
Cia Vale do Rio Doce, ADR, pfd., A	Brazil	398,376	10,118,750

Total Preferred Stocks (Cost $8,049,893)			15,722,647

Mutual Fund (Cost $6,368,163) 0.6%
Diversified Financial Services 0.6%
Rodamco Europe NV	Netherlands	164,000	13,444,249

Total Long Term Investments (Cost $1,565,014,989)			1,870,565,951

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON FOREIGN SECURITIES FUND

Statement of Investments, June 30, 2005 (unaudited) (cont.)

	COUNTRY	SHARES	VALUE
Short Term Investment (Cost $399,885,671) 17.6%
Money Fund 17.6%
[b]Franklin Institutional Fiduciary Trust Money Market Portfolio	United States	399,885,671	$399,885,671

Total Investments (Cost $1,964,900,660) 99.9%			2,270,451,622
Other Assets, less Liabilities 0.1%			1,469,877

Net Assets 100.0%			$2,271,921,499

Selected Portfolio Abbreviations

ADR - American Depository Receipt

FDR -  Foreign Depository Receipt

PLC -  Public Limited Co.

[a]	Non-income producing.
[b]	See Note 7 regarding investments in the Franklin Institutional Fiduciary Trust Money Market Portfolio.

See notes to financial statements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON FOREIGN SECURITIES FUND

Financial Statements

Statement of Assets and Liabilities

June 30, 2005 (unaudited)

Assets:
Investments in securities:
Cost - Unaffiliated issuers	$1,565,014,989
Cost - Sweep Money Fund (Note 7)	399,885,671

Total cost of investments	$1,964,900,660

Value - Unaffiliated issuers	$1,870,565,951
Value - Sweep Money Fund (Note 7)	399,885,671

Total value of investments	2,270,451,622
Cash	797,845
Receivables:
Capital shares sold	3,769,625
Dividends	4,212,585

Total assets	2,279,231,677

Liabilities:
Payables:
Investment securities purchased	2,352,422
Capital shares redeemed	2,034,907
Affiliates	1,991,032
Deferred taxes	423,158
Other liabilities	508,659

Total liabilities	7,310,178

Net assets, at value	$2,271,921,499

Net assets consist of:
Undistributed net investment income	$25,940,406
Net unrealized appreciation (depreciation)	305,095,588
Accumulated net realized gain (loss)	(74,637,211)
Paid-in capital	2,015,522,716

Net assets, at value	$2,271,921,499

Class 1:
Net assets, at value	$485,454,525

Shares outstanding	34,124,323

Net asset value and offering price per share	$14.23

Class 2:
Net assets, at value	$1,756,253,227

Shares outstanding	124,969,190

Net asset value and offering price per share	$14.05

Class 3:
Net assets, at value	$30,213,747

Shares outstanding	2,152,799

Net asset value and offering price per share[a]	$14.03

[a]	Redemption price is equal to net asset value less any redemption fees retained by the Fund.

See notes to financial statements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON FOREIGN SECURITIES FUND

Financial Statements (continued)

Statement of Operations

for the six months ended June 30, 2005 (unaudited)

Investment income:
Dividends: (net of foreign taxes of $3,072,903)
Unaffiliated issuers	$34,757,318
Sweep Money Fund (Note 7)	3,863,053
Other income (Note 9)	30,606

Total investment income	38,650,977

Expenses:
Management fees (Note 3a)	6,276,180
Administrative fees (Note 3b)	1,070,060
Distribution fees: (Note 3c)
Class 2	1,975,861
Class 3	27,211
Unaffiliated transfer agent fees	10,842
Custodian fees (Note 4)	293,175
Reports to shareholders	380,182
Professional fees	55,496
Trustees’ fees and expenses	5,794
Other	34,141

Total expenses	10,128,942
Expense reductions (Note 4)	(42)

Net expenses	10,128,900

Net investment income	28,522,077

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments	33,540,857
Foreign currency transactions	(303,343)

Net realized gain (loss)	33,237,514

Net change in unrealized appreciation (depreciation) on:
Investments	(79,054,050)
Translation of assets and liabilities denominated in foreign currencies	(424,994)
Change in deferred taxes on unrealized appreciation	(253,577)

Net change in unrealized appreciation (depreciation)	(79,732,621)

Net realized and unrealized gain (loss)	(46,495,107)

Net increase (decrease) in net assets resulting from operations	$(17,973,030)

See notes to financial statements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON FOREIGN SECURITIES FUND

Financial Statements (continued)

Statements of Changes in Net Assets

	Six Months Ended June 30, 2005 (unaudited)	Year Ended December 31, 2004

Increase (decrease) in net assets:
Operations:
Net investment income	$28,522,077	$26,110,404
Net realized gain (loss) from investments and foreign currency transactions	33,237,514	39,378,493
Net change in unrealized appreciation (depreciation) on investments, translation of assets and liabilities denominated in foreign currencies and deferred taxes	(79,732,621)	215,691,763

Net increase (decrease) in net assets resulting from operations	(17,973,030)	281,180,660
Distributions to shareholders from:
Net investment income:
Class 1	(6,459,354)	(5,478,306)
Class 2	(20,723,612)	(10,189,845)
Class 3	(354,063)	(37,708)

Total distributions to shareholders	(27,537,029)	(15,705,859)
Capital share transactions: (Note 2)
Class 1	(10,663,190)	(43,045,841)
Class 2	344,950,963	605,495,077
Class 3	14,200,439	14,758,051

Total capital share transactions	348,488,212	577,207,287

Redemption fees	493	1,304

Net increase (decrease) in net assets	302,978,646	842,683,392
Net assets:
Beginning of period	1,968,942,853	1,126,259,461

End of period	$2,271,921,499	$1,968,942,853

Undistributed net investment income included in net assets:
End of period	$25,940,406	$24,955,358

See notes to financial statements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON FOREIGN SECURITIES FUND

Notes to Financial Statements (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Variable Insurance Products Trust (the Trust) is registered under the Investment Company Act of 1940 as an open-end investment company, consisting of twenty-three separate series (the Funds). The Templeton Foreign Securities Fund (the Fund) included in this report is diversified. The financial statements of the remaining funds in the series are presented separately. Shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable life insurance policies or variable annuity contracts.

The following summarizes the Fund’s significant accounting policies.

a. Security Valuation

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Investments in open-end mutual funds are valued at the closing net asset value.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined.

The Trust has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Some methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Trust’s Board of Trustees.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Trust’s Board of Trustees.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON FOREIGN SECURITIES FUND

Notes to Financial Statements (unaudited) (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (cont.)

c. Foreign Currency Contracts

When the Fund purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate on a specified date. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations.

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts.

d. Income and Deferred Taxes

No provision has been made for U.S. income taxes because the Fund’s policy is to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income. Fund distributions to shareholders are determined on an income tax basis and may differ from net investment income and realized gains for financial reporting purposes.

The Fund is subject to a tax imposed on net realized gains on securities of certain foreign countries. The Fund records an estimated deferred tax liability for net unrealized gains on these securities in an amount that would be payable if the securities were disposed of on the valuation date.

e. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

f. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

g. Redemption Fees

Redemptions and exchanges of Class 3 shares held 60 days or less may be subject to the Fund’s redemption fee, which is 1% of the amount redeemed. Such fees are retained by the Fund and accounted for as additional paid-in capital.

h. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON FOREIGN SECURITIES FUND

Notes to Financial Statements (unaudited) (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (cont.)

h. Guarantees and Indemnifications (cont.)

with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

The Fund offers three classes of shares: Class 1, Class 2 and Class 3. Effective May 1, 2004, the Fund began offering a new class of shares, Class 3. Each class of shares differs by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.

At June 30, 2005, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended June 30, 2005		Year Ended December 31, 2004
Class 1 Shares:	Shares	Amount	Shares	Amount
Shares sold	1,490,574	$21,522,495	2,258,527	$29,175,787
Shares issued in reinvestment of distributions	453,606	6,459,354	437,215	5,478,306
Shares redeemed	(2,674,840)	(38,645,039)	(6,039,270)	(77,699,934)

Net increase (decrease)	(730,660)	$(10,663,190)	(3,343,528)	$(43,045,841)

Class 2 Shares:
Shares sold	28,077,534	$400,330,164	59,591,849	$761,455,379
Shares issued in reinvestment of distributions	1,472,894	20,723,612	821,762	10,189,845
Shares redeemed	(5,318,623)	(76,102,813)	(13,067,398)	(166,150,147)

Net increase (decrease)	24,231,805	$344,950,963	47,346,213	$605,495,077

Class 3 Shares:[a]
Shares sold	1,054,190	$14,985,206	1,203,190	$15,372,770
Shares issued in reinvestment of distributions	25,189	353,916	3,035	37,599
Shares redeemed	(80,643)	(1,138,683)	(52,162)	(652,318)

Net increase (decrease)	998,736	$14,200,439	1,154,063	$14,758,051

[a]	For the period May 1, 2004 (effective date) to December 31, 2004.

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Templeton Investment Counsel LLC (TIC)	Investment manager
Franklin Templeton Services LLC (FT Services)	Administrative manager
Franklin Templeton Distributors Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services LLC (Investor Services)	Transfer agent

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON FOREIGN SECURITIES FUND

Notes to Financial Statements (unaudited) (continued)

3. TRANSACTIONS WITH AFFILIATES (cont.)

a. Management Fees

The Fund pays an investment management fee to TIC based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.750%	Up to and including $200 million
0.675%	Over $200 million, up to and including $1.3 billion
0.600%	In excess of $1.3 billion

b. Administrative Fees

The Fund pays an administrative fee to FT Services based on the Fund’s average daily net assets as follows:

Annualized Fee Rate	Net Assets
0.150%	Up to and including $200 million
0.135%	Over $200 million, up to and including $700 million
0.100%	Over $700 million, up to and including $1.2 billion
0.075%	In excess of $1.2 billion

c. Distribution Fees

The Fund reimburses Distributors up to 0.25% per year of its average daily net assets of Class 2 and Class 3, for costs incurred in marketing the Fund’s shares under a Rule 12b-1 plan.

d. Transfer Agent Fees

Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended June 30, 2005, the custodian fees were reduced as noted in the Statement of Operations.

5. INCOME TAXES

At December 31, 2004, the Fund had tax basis capital losses which may be carried over to offset future capital gains. Such losses expire as follows:

Capital loss carryovers expiring in:
2010	$41,357,645
2011	66,483,700

$107,841,345

At December 31, 2004, the Fund had deferred currency losses occurring subsequent to October 31, 2004 of $33,378. For tax purposes, such losses will be reflected in the year ending December 31, 2005.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON FOREIGN SECURITIES FUND

Notes to Financial Statements (unaudited) (continued)

5. INCOME TAXES (cont.)

At June 30, 2005, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$1,964,900,660

Unrealized appreciation	363,570,694
Unrealized depreciation	(58,019,732)

Net unrealized appreciation (depreciation)	$305,550,962

Net investment income and realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatment of foreign currency transactions.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short-term securities) for the period ended June 30, 2005, aggregated $319,185,769 and $96,224,896, respectively.

7. INVESTMENTS IN FRANKLIN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Fund may invest in the Franklin Institutional Fiduciary Trust Money Market Portfolio (the Sweep Money Fund), an open-end investment company managed by Franklin Advisers Inc. (an affiliate of the investment manager). Management fees paid by the Fund are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management fees paid by the Sweep Money Fund.

8. CREDIT RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

9. REGULATORY MATTERS

Investigations and Settlements

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, including the Securities and Exchange Commission (“SEC”), the California Attorney General’s Office (“CAGO”), and the National Association of Securities Dealers, Inc. (“NASD”), relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares, Franklin Resources, Inc. and certain of its subsidiaries (as used in this section, together, the “Company”), as well as certain current or former executives and employees of the Company, provided documents and information in response to subpoenas and/or requests for documents, information and/or testimony. Beginning in August 2004, the Company entered into settlements with certain of the regulators and a governmental entity investigating the mutual fund industry practices noted above. The Company believes that settlement of each of the matters is in the best interest of the Company and shareholders of the Franklin, Templeton, and Mutual Series mutual funds (the “funds”).

Two of the settlement agreements, those with the SEC and the CAGO concerning marketing support payments, provide that the distribution of settlement monies are to be made to the relevant funds, not to individual shareholders. The CAGO has approved

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON FOREIGN SECURITIES FUND

Notes to Financial Statements (unaudited) (continued)

9. REGULATORY MATTERS (cont.)

Investigations and Settlements (cont.)

the distribution plan pertaining to the distribution of the monies owed under the CAGO settlement agreement and, in accordance with the terms and conditions of that settlement, the monies were disbursed to the participating funds and are recorded as other income in the current period. The SEC has not yet approved the distribution plan pertaining to the SEC settlement. When approved, disbursements of settlement monies under the SEC’s settlement will be made promptly in accordance with the terms and conditions of that order.

Other Legal Proceedings

On April 12, 2005, the Attorney General of West Virginia filed a complaint in the Circuit Court of Marshall County, West Virginia against a number of companies engaged in the mutual fund industry, including Franklin Resources, Inc. and its subsidiary, Franklin Advisers, Inc., and certain other parties alleging violations of the West Virginia Consumer Credit and Protection Act and seeking, among other things, civil penalties and attorneys’ fees and costs. Defendants have since removed the matter to the United States District Court for the Northern District of West Virginia. To the extent applicable to the Company, the complaint arises from activity that occurred in 2001 and duplicates, in whole or in part, the allegations asserted in the February 4, 2004 Massachusetts Administrative Complaint concerning one instance of market timing (the “Administrative Complaint”) and the SEC’s findings regarding market timing in its August 2, 2004 Order (the “SEC Order”), both of which matters were previously reported.

The Company, in addition to certain Franklin, Templeton, and Mutual Series funds, and certain current and former officers, employees, and directors have been named in multiple lawsuits in different courts alleging violations of various federal securities and state laws and seeking, among other relief, monetary damages, restitution, removal of fund trustees, directors, advisers, administrators, and distributors, rescission of management contracts and 12b-1 plans, and/or attorneys’ fees and costs. Specifically, the lawsuits claim breach of duty with respect to alleged arrangements to permit market timing and/or late trading activity, or breach of duty with respect to the valuation of the portfolio securities of certain Templeton funds managed by Franklin Resources, Inc. subsidiaries, allegedly resulting in market timing activity. The majority of these lawsuits duplicate, in whole or in part, the allegations asserted in the Administrative Complaint and the SEC’s findings regarding market timing in the SEC Order. The lawsuits are styled as class actions, or derivative actions on behalf of either the named funds or Franklin Resources, Inc.

The Company, in addition to certain Franklin, Templeton, and Mutual Series funds, and certain current and former officers, employees, and directors have been named in multiple lawsuits alleging violations of various securities laws and pendent state law claims relating to the disclosure of marketing support payments and/or payment of allegedly excessive commissions and/or advisory or distribution fees, and seeking, among other relief, monetary damages, restitution, rescission of advisory contracts, including recovery of all fees paid pursuant to those contracts, an accounting of all monies paid to the named advisers, declaratory relief, injunctive relief, and/or attorneys’ fees and costs. These lawsuits are styled as class actions or derivative actions brought on behalf of the named funds.

The Company and fund management strongly believe that the claims made in each of the lawsuits described above are without merit and intends to defend against them vigorously. The Company cannot predict with certainty the eventual outcome of these lawsuits, nor whether they will have a material negative impact on the Company. Public trust and confidence are critical to the Company’s business and any material loss of investor and/or client confidence could result in a significant decline in assets under management by the Company, which would have an adverse effect on future financial results. If it is determined that the Company bears responsibility for any unlawful or inappropriate conduct that caused losses to the Trust, it is committed to making the Trust or their shareholders whole, as appropriate. The Company is committed to taking all appropriate actions to protect the interests of its funds’ shareholders.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON FOREIGN SECURITIES FUND

Tax Designation (unaudited)

At December 31, 2004, more than 50% of the Templeton Foreign Securities Fund’s total assets were invested in securities of foreign issuers. In most instances, foreign taxes were withheld from dividends paid to the Fund on these investments. As shown in the table below, the Fund designates to shareholders the foreign source income and foreign taxes paid, pursuant to Section 853 of the Internal Revenue Code. This designation will allow shareholders of record on June 15, 2005, to treat their proportionate share of foreign taxes paid by the Fund as having been paid directly by them. The shareholder shall consider these amounts as foreign taxes paid in the tax year in which they receive the Fund distribution.

The following table provides a detailed analysis by country of foreign taxes paid and foreign source income as designated by the Fund, to Class 1, Class 2, and Class 3 shareholders.

	Class 1		Class 2		Class 3
Country	Foreign Tax Paid Per Share	Foreign Source Income Per Share	Foreign Tax Paid Per Share	Foreign Source Income Per Share	Foreign Tax Paid Per Share	Foreign Source Income Per Share
Australia	0.0002	0.0101	0.0002	0.0092	0.0002	0.0098
Bermuda	0.0000	0.0031	0.0000	0.0028	0.0000	0.0030
Brazil	0.0002	0.0013	0.0002	0.0011	0.0002	0.0012
Canada	0.0008	0.0038	0.0008	0.0034	0.0008	0.0036
China	0.0000	0.0007	0.0000	0.0006	0.0000	0.0007
Finland	0.0036	0.0167	0.0036	0.0150	0.0036	0.0161
France	0.0022	0.0114	0.0022	0.0103	0.0022	0.0110
Germany	0.0014	0.0087	0.0014	0.0079	0.0014	0.0084
Hong Kong	0.0000	0.0098	0.0000	0.0089	0.0000	0.0095
India	0.0000	0.0013	0.0000	0.0012	0.0000	0.0012
Italy	0.0007	0.0036	0.0007	0.0032	0.0007	0.0035
Japan	0.0008	0.0082	0.0008	0.0074	0.0008	0.0080
Mexico	0.0000	0.0049	0.0000	0.0044	0.0000	0.0047
Netherlands	0.0024	0.0119	0.0024	0.0108	0.0024	0.0115
New Zealand	0.0006	0.0031	0.0006	0.0028	0.0006	0.0030
Norway	0.0002	0.0010	0.0002	0.0009	0.0002	0.0009
Singapore	0.0000	0.0010	0.0000	0.0009	0.0000	0.0009
South Korea	0.0021	0.0095	0.0021	0.0086	0.0021	0.0092
Spain	0.0014	0.0087	0.0014	0.0079	0.0014	0.0084
Sweden	0.0019	0.0107	0.0019	0.0096	0.0019	0.0103
Switzerland	0.0009	0.0046	0.0009	0.0041	0.0009	0.0044
Taiwan	0.0014	0.0047	0.0014	0.0043	0.0014	0.0046
United Kingdom	0.0022	0.0567	0.0022	0.0509	0.0022	0.0549

Total	$0.0230	$0.1955	$0.0230	$0.1762	$0.0230	$0.1888

TEMPLETON GLOBAL ASSET ALLOCATION FUND

This semiannual report for Templeton Global Asset Allocation Fund covers the period ended June 30, 2005.

Performance Summary as of 6/30/05

Templeton Global Asset Allocation Fund – Class 1 had a -1.37% total return for the six-month period ended 6/30/05.

Performance reflects the Fund’s Class 1 operating expenses, but does not include any contract fees, expenses or sales charges. If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.

Templeton Global Asset Allocation Fund – Class 1

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.

TGA-1

Fund Goal and Main Investments: Templeton Global Asset Allocation Fund seeks high total return. The Fund normally invests in equity securities of companies of any country, debt securities of companies and governments of any country, and in money market instruments. The Fund invests substantially to primarily in equity securities and may invest in high yield, lower rated bonds.

Performance Overview

You can find the Fund’s six-month total return in the Performance Summary. The Fund underperformed its broad equity benchmark, the Morgan Stanley Capital International (MSCI) All Country (AC) World Index, which had a -0.05% total return for the year under review, while outperforming its fixed income benchmark, the J.P. Morgan (JPM) Government Bond Index (GBI) Global, which had a -3.55% total return during the same period.1 Please note that index performance information is provided for reference and that we do not attempt to track the index, but rather undertake investments on the basis of fundamental research.

Economic and Market Overview

The global economy generally grew during the six-month period ended June 30, 2005. U.S. economic expansion continued for its 15th consecutive quarter. U.S. gross domestic product (GDP) grew at annualized rates of 3.8% and 3.4% in the first and second quarters. Apart from western Europe, foreign growth also appeared to be beating the expectations of a slowdown. China’s industrial production grew almost 17% in May, and Japan’s economic outlook seemed brighter after real GDP grew 4.9% annualized in the first quarter of 2005.2

Oil prices remained a major concern for the global economy, as the commodity reached a high of more than $60 per barrel in June.3 Rising energy costs impacted companies around the world, but the effect appeared to be more dramatic in continental Europe, where consumer and business sentiment were weak for a number of reasons. This region continued to face political and economic integration issues. Unemployment rates in Germany, Spain and France remained at least 10% during the period.4 Economic growth was slow and the euro declined in value versus the U.S. dollar. Largely in consideration of these factors, the

1. Sources: Standard & Poor’s Micropal; J.P. Morgan. One cannot invest directly in an index, nor is an index representative of the Fund’s portfolio. Please see Index Descriptions following the Fund Summaries.

2. Sources: National Bureau of Statistics, China; Economic and Social Research Institute (Japan).

3. Source: Bloomberg Energy/Commodity Service.

4. Sources: Deutsche Bundesbank (Germany); Spanish Labour Ministry (Spain); INSEE National Statistics Office (France).

Fund Risks: The Fund’s investments in stocks offer the potential for long-term gains but can be subject to short-term up-and-down price movements. Foreign investing, especially in emerging markets, involves additional risks including currency fluctuations, economic instability, and social and political developments. Because the Fund invests in bonds and other debt obligations, the Fund’s share price and yield will be affected by interest rate movements. Bond prices generally move in the opposite direction from interest rates. Thus, as the prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. High yield, lower-rated (junk) bonds generally have greater price swings and higher default risks. The Fund’s prospectus also includes a description of the main investment risks.

TGA-2

European Central Bank revised its growth expectations for the 12-nation euro zone. The bank lowered its GDP growth estimate to a more modest range of 1.1% to 1.7% from a December forecast of 1.4% to 2.4%. Aggravating the situation, France and the Netherlands rejected in principle the adoption of a common European constitution, which raised some uncertainty about the European Union’s political future.

Despite the predominantly weak outlook for the European economy, many European equity markets performed well during the first half of 2005. In the six-month period, European equity markets returned 10.59%, as measured by the MSCI Europe Index, using the local currencies of this index’s constituents.5 The MSCI Pacific Index, which includes Japan, returned 3.44% in local currencies for the same period.5 U.S. markets, as measured by the MSCI USA Index, had a total return of -0.41%.5 However, due to the dollar’s recent appreciation versus other currencies, foreign-generated returns were reduced significantly after their conversion into U.S. dollars.

In the six months through June, the dollar rose 12% and 8% versus the euro and the yen. Although the dollar’s recent rise helped make foreign-based companies’ goods more competitive in U.S. markets, it had a negative effect for U.S.-based investors’ returns on European or Japanese equity investments.

The U.S. Federal Reserve Board increased the federal funds target rate 100 basis points (100 basis points equal one percentage point) to 3.25% during the reporting period. Consistent with strong economic growth, and in particular solid consumption trends, U.S. imports of foreign goods outpaced U.S. export growth, driving the U.S. trade balance to a $55 billion monthly level by May 2005.6 While higher oil prices negatively impacted the deficit, the underlying trade balance (not including oil) also deteriorated, largely as a result of a widening trade deficit with the Pacific Rim region.

As could be expected from the U.S. balance of payment figures, Asia’s trade dynamics remained favorable. Chinese exports rose more than 30% compared with a year earlier, while Japan, South Korea and several other Asian countries generated significant current account surpluses.7 These strong balance of payment conditions, in addition to less flexible currency strategies, particularly in China, facilitated Asia’s

5. Source: Standard & Poor’s Micropal. Please see Index Descriptions following the Fund Summaries.

6. Source: U.S. Census Bureau.

7. Source: Customs General Administration of China.

What is a current account?

A current account is that part of the balance of payments where all of one country’s international transactions in goods and services are recorded.

What is balance of payments?

Balance of payments is a record of all of a country’s exports and imports of goods and services, borrowing and lending with the rest of the world during a particular time period. It helps a country evaluate its competitive strengths and weaknesses and forecast the strength of its currency.

TGA-3

foreign reserve accumulation. Commodity exporters, such as Australia and New Zealand, experienced positive trade developments, benefiting overall economic growth conditions. Largely as a result, Australia and New Zealand’s central banks raised interest rates.

While euro-zone economic activity was lackluster, growth among other (non-euro) European economies was more dynamic. In addition to high oil prices benefiting Norway’s business cycle, which is heavily dependent on oil exports, consumption and investment trends supported the country’s strengthening GDP growth. Although inflation rates remained low, strong aggregate demand and rising capacity constraints prompted Norway’s central bank to raise interest rates. Sweden’s economic growth lagged Norway’s given greater excess capacity, particularly in the labor market, and greater export sensitivity to euro-zone growth. Combined with low underlying inflationary pressures, Sweden’s central bank reduced rates during the period.

Investment Strategy

Our investment philosophy is bottom-up, value-oriented and long-term. In choosing equity investments, we will focus on the market price of a company’s securities relative to our evaluation of the company’s potential long-term earnings, asset value and cash flow. Among factors we may consider are a company’s historical value measures, including price/earnings ratio, profit margins and liquidation value.

In choosing debt investments, we allocate our assets among issuers, geographic regions and currencies based upon our assessment of relative interest rates among currencies, our outlook for changes in interest rates, and credit risks. With respect to debt securities, we may also from time to time make use of forward currency exchange contracts (hedging instruments) to protect against currency risk.

Manager’s Discussion

Equity

During the six months under review, the Fund held investments in a broad array of holdings, sectors and countries. In the first half of 2005, several sectors and industries contributed to our overall results. Fund returns received a significant boost from the industrials sector, where we were overweighted compared with the benchmark MSCI AC World Index.8 Although industrials performed well, the Fund in particular benefited from our selections in the sector, allowing our industrials stake to fare better than the index’s. The Fund’s best performing stocks from the group included Boeing, BAE Systems, Atlas Copco, Rolls Royce and Vestas Wind Systems.

8. In the SOI, the industrials sector comprises aerospace and defense, air freight and logistics, commercial services and supplies, electrical equipment, industrial conglomerates, and machinery.

TGA-4

Energy companies generally benefited from steadily rising oil and other energy commodity prices throughout the first half of 2005. Although our relative underweighting in the energy sector hurt our relative performance, energy was the best performing sector and nonetheless provided positive absolute performance for the Fund.9 Standouts from the Fund’s portfolio included Shell Transport & Trading and BP.

The Fund’s health care stocks were almost evenly weighted compared with, and performed slightly better than, the MSCI AC World Index.10 Our top performers were U.S. companies, including Abbott Laboratories, Tenet Healthcare and AmerisourceBergen.

There were some disappointments that detracted from our overall results. For example, telecommunications services stocks generally performed poorly, and we were overweighted versus the MSCI AC World Index in this sector.11 Vodafone, Telenor and Telefonica SA were the Fund’s worst performers.

We were also overweighted in materials stocks, where sector performance was weak.12 Our individual stock selections, however, fared better than the MSCI AC World Index’s materials stocks. Fund holdings such as U.S. chemical producer Dow Chemical and Finnish forest products company Stora Enso suffered losses over the six-month period.

Lastly, our financials stocks generally did not fare well over the six-month reporting period.13 Although we were underweighted versus the MSCI AC World Index in financials, our stock selection detracted from relative performance. Nomura Holdings, Swiss Reinsurance, Fannie Mae and DBS Group were the worst performers.

It is important to recognize the effect of currency movements on the Fund’s performance. In general, if the value of the U.S. dollar increases compared with a foreign currency, an investment traded in that foreign currency will decrease in value because it will be worth fewer U.S. dollars. This can have a negative effect on Fund performance. Conversely, when the U.S. dollar weakens in relation to a foreign currency, an investment traded in that foreign currency will increase in value, which

9. In the SOI, the energy sector comprises oil, gas and consumable fuels.

10. In the SOI, the health care sector comprises pharmaceuticals, health care providers and services, and health care equipment and supplies.

11. In the SOI, the telecommunications services sector comprises diversified telecommunication services and wireless telecommunications services.

12. In the SOI, the materials sector comprises chemicals, containers and packaging, metals and mining, and paper and forest products.

13. In the SOI, the financials sector comprises capital markets, commercial banks, diversified financial services, insurance, real estate, and thrifts and mortgage finance.

Top 5 Sectors/Industries

Templeton Global Asset Allocation Fund

Based on Equity Securities

6/30/05

% of Total Net Assets

Pharmaceuticals	5.4%

Media	5.0%

Commercial Banks	4.5%

Diversified Telecommunication Services	3.9%

Oil, Gas & Consumable Fuels	3.7%

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments.

TGA-5

can contribute to Fund performance. For the six months ended June 30, 2005, the U.S. dollar rose in value relative to most non-U.S. currencies. As a result, the Fund’s performance (equity portion only) was negatively affected by the portfolio’s primary investment in securities with non-U.S. currency exposure.

Fixed Income

Interest Rate Strategy

Over the six-month period, international yield curves generally flattened and local bond markets performed well. The Fund’s overall shorter duration positioning relative to the JPM GBI Index Global worked against Fund performance in certain bond markets, such as the U.S., where the sub-index of the JPM GBI Global rose 3.38%.14 Outside the U.S., we continued to find opportunities to take advantage of interest rate developments. For example, central banks in Poland and Sweden reduced their interest rates, which positively affected bond markets there. Additionally, softening global growth conditions supported the Canadian bond market which, given the Canadian economy’s strong link to the U.S. economy, rose in local currency terms, benefiting the Fund’s performance relative to the index. However, weakness in some currency markets offset these strong local market gains, particularly in Sweden and Poland.

Currency Strategy

Given global economic imbalances between the U.S. and Asia, we reduced the Fund’s euro exposure and broadened our non-Japan Asian currency exposure. We undertook such moves seeking to position the Fund for potential appreciation of Asian currencies against the U.S. dollar largely due to greater flexibility in many Asian currency strategies and less appreciation pressure on the euro versus the U.S. dollar. Fund positioning in Asian currencies over the six-month period helped offset currency weakness in Europe. European integration concerns affected other, non-euro European currencies, which weighed negatively on Fund performance versus the index given our decision to overweight other European currencies.

14. Source: J.P. Morgan. Please see Index Descriptions following the Fund Summaries.

Top 5 Country Holdings

Templeton Global Asset Allocation Fund

6/30/05

% of Total Net Assets

U.S.	14.6%

U.K.	11.4%

South Korea	7.6%

Japan	6.4%

Sweden	5.3%

TGA-6

Within Asia, the Fund continued to hold a basket of non-Japan Asian currencies while avoiding exposure to the Japanese yen. This allocation generally outperformed the yen over the six-month period, benefiting relative performance. While Asian regional growth slowed somewhat, there were early signs of the region’s changing economic patterns, with growth relying less on exports and more on domestic sources. For example, South Korean consumer confidence indicators showed signs of recovery while South Korean export growth slowed.

Global Sovereign Debt Strategy

The Fund also purchased investment-grade and sub-investment grade sovereign debt that typically compensates for greater credit risk by offering higher yields relative to U.S. and European benchmark treasury curves. Despite rising U.S. interest rates, U.S. dollar-denominated emerging market debt continued to generate strong returns, rising 5.11% over the period, as measured by the JPM Emerging Markets Bond Index Global.14 Sovereign interest rate spreads narrowed from 347 basis points greater than the U.S. Treasury market on December 31, 2004, to 297 basis points at period-end.

Thank you for your participation in Templeton Global Asset Allocation Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2005, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the adviser makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

TGA-7

Fund Expenses

As an investor in a variable insurance contract (“Contract”) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract level.

•	Transaction expenses can include sales charges (loads) on purchases, redemption fees, surrender fees, transfer fees and premium taxes.

•	Ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees and other fees and expenses. All mutual funds and Contracts have some types of ongoing expenses.

The expenses shown in the table below are meant to highlight ongoing expenses at the Fund level only and do not include ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract levels. While the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.

The table shows Fund-level ongoing expenses and can help you understand these expenses and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the six months indicated. Please refer to the Fund prospectus for additional information on operating expenses.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table below provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of ongoing Fund expenses, but does not include the effect of ongoing Contract expenses.

You can estimate the Fund-level expenses you incurred during the period, by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.

If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.

2.	Multiply the result by the number under the heading “Fund-Level Expenses Incurred During Period.”

If Fund-Level Expenses Incurred During Period were $7.50, then 8.6 × $7.50 = $64.50.

Templeton Global Asset Allocation Fund – Class 1

TGA-8

In this illustration, the estimated expenses incurred this period at the Fund level are $64.50.

Hypothetical Example for Comparison with Other Mutual Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing expenses of the Fund with those of other mutual funds offered through the Contract. This information may not be used to estimate the actual ending account balance or expenses you incurred during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Fund-Level Expenses Incurred During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds offered through a Contract.

Class 1	Beginning Account Value 12/31/04	Ending Account Value 6/30/05	Fund-Level Expenses Incurred During Period* 12/31/04-6/30/05
Actual	$1,000	$986.30	$4.14
Hypothetical (5% return before expenses)	$1,000	$1,020.63	$4.21

*Expenses are equal to the annualized expense ratio for the Fund’s Class 1 shares (0.84%), which does not include any ongoing expenses of the Contract for which the Fund is an investment option, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

TGA-9

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON GLOBAL ASSET ALLOCATION FUND

Financial Highlightsa

	Class 1
	Six Months Ended June 30, 2005 (unaudited)	Year Ended December 31,
		2004	2003	2002	2001	2000

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$21.11	$18.78	$14.59	$15.51	$19.22	$23.37

Income from investment operations:
Net investment income[b]	0.29	0.48	0.41	0.39	0.38 [e]	0.44
Net realized and unrealized gains (losses)	(0.58)	2.42	4.23	(1.01)	(2.16)[e]	(0.45)

Total from investment operations	(0.29)	2.90	4.64	(0.62)	(1.78)	(0.01)

Less distributions from:
Net investment income	(0.82)	(0.57)	(0.45)	(0.30)	(0.26)	(0.52)
Net realized gains	—	—	—	—	(1.67)	(3.62)

Total distributions	(0.82)	(0.57)	(0.45)	(0.30)	(1.93)	(4.14)

Net asset value, end of period	$20.00	$21.11	$18.78	$14.59	$15.51	$19.22

Total return[c]	(1.37)%	15.94%	32.31%	(4.17)%	(9.72)%	0.29%
Ratios/supplemental data
Net assets, end of period (000’s)	$622,196	$625,728	$572,798	$425,470	$501,074	$628,244
Ratios to average net assets:
Expenses	0.84% [d]	0.84%	0.81%	0.81%	0.81%	0.81%
Net investment income	2.83% [d]	2.52%	2.54%	2.56%	2.28% [e]	2.20%
Portfolio turnover rate	16.13%	27.43%	34.25%	27.27%	35.63%	30.32%

[a]	Financial highlights presented reflect historical financial information from Templeton Variable Products Series Fund (TVP)-Templeton Asset Allocation Fund as a result of a merger on May 1, 2000.
[b]	Based on average daily shares outstanding.
[c]	Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
[d]	Annualized.
[e]	Effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing all premium and discount on fixed-income securities, as required. The effect of this change was as follows:

Net investment income per share	$(0.018)
Net realized and unrealized gains per share	(0.018)
Ratio of net investment income to average net assets	(0.10)%

Per share data and ratios for prior periods have not been restated to reflect this change in accounting policy.

TGA-10

See notes to financial statements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON GLOBAL ASSET ALLOCATION FUND

Financial Highlightsa (continued)

	Class 2
	Six Months Ended June 30, 2005 (unaudited)	Year Ended December 31,
		2004	2003	2002	2001	2000

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$20.94	$18.64	$14.49	$15.41	$19.13	$23.27

Income from investment operations:
Net investment income[b]	0.26	0.43	0.36	0.34	0.33 [e]	0.37
Net realized and unrealized gains (losses)	(0.57)	2.41	4.20	(1.00)	(2.15)[e]	(0.43)

Total from investment operations	(0.31)	2.84	4.56	(0.66)	(1.82)	(0.06)

Less distributions from:
Net investment income	(0.78)	(0.54)	(0.41)	(0.26)	(0.23)	(0.46)
Net realized gains	—	—	—	—	(1.67)	(3.62)

Total distributions	(0.78)	(0.54)	(0.41)	(0.26)	(1.90)	(4.08)

Net asset value, end of period	$19.85	$20.94	$18.64	$14.49	$15.41	$19.13

Total return[c]	(1.55)%	15.72%	31.95%	(4.39)%	(9.95)%	0.04%
Ratios/supplemental data
Net assets, end of period (000’s)	$67,090	$65,806	$55,754	$39,926	$38,974	$32,346
Ratios to average net assets:
Expenses	1.09% [d]	1.09%	1.06%	1.06%	1.06%	1.07%
Net investment income	2.58% [d]	2.27%	2.29%	2.31%	1.99% [e]	1.91%
Portfolio turnover rate	16.13%	27.43%	34.25%	27.27%	35.63%	30.32%

[a]	Financial highlights presented reflect historical financial information from Templeton Variable Products Series Fund (TVP)-Templeton Asset Allocation Fund as a result of a merger on May 1, 2000.
[b]	Based on average daily shares outstanding.
[c]	Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
[d]	Annualized.
[e]	Effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing all premium and discount on fixed-income securities, as required. The effect of this change was as follows:

Net investment income per share	$(0.018)
Net realized and unrealized gains per share	(0.018)
Ratio of net investment income to average net assets	(0.10)%

Per share data and ratios for prior periods have not been restated to reflect this change in accounting policy.

See notes to financial statements.

TGA-11

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON GLOBAL ASSET ALLOCATION FUND

Statement of Investments, June 30, 2005 (unaudited)

	COUNTRY	SHARES	VALUE

Common Stocks 64.2%
Aerospace & Defense 1.6%
BAE Systems PLC	United Kingdom	667,495	$3,431,882
Boeing Co.	United States	76,200	5,029,200
[a]Rolls-Royce Group PLC	United Kingdom	464,247	2,388,975
Rolls-Royce Group PLC, B	United Kingdom	23,212,350	41,791

			10,891,848

Air Freight & Logistics 0.9%
Deutsche Post AG	Germany	255,240	5,960,593

Auto Components 0.8%
Valeo SA	France	127,509	5,723,981

Automobiles 0.5%
Volkswagen AG	Germany	70,650	3,227,101

Capital Markets 1.3%
Amvescap PLC	United Kingdom	587,500	3,504,729
Morgan Stanley	United States	30,900	1,621,323
Nomura Holdings Inc.	Japan	309,600	3,706,597

			8,832,649

Chemicals 1.7%
Akzo Nobel NV	Netherlands	63,665	2,509,778
BASF AG	Germany	61,740	4,108,778
Dow Chemical Co.	United States	116,800	5,201,104

			11,819,660

Commercial Banks 4.5%
Banco Santander Central Hispano SA	Spain	445,400	5,168,354
DBS Group Holdings Ltd.	Singapore	476,000	4,036,530
Kookmin Bank, ADR	South Korea	164,670	7,505,659
Lloyds TSB Group PLC	United Kingdom	343,900	2,914,041
Mitsubishi Tokyo Financial Group Inc.	Japan	202	1,714,922
National Australia Bank Ltd.	Australia	148,100	3,468,838
Nordea Bank AB, FDR	Sweden	480,660	4,335,798
Sumitomo Mitsui Financial Group Inc.	Japan	269	1,820,191

			30,964,333

Commercial Services & Supplies 2.3%
R.R. Donnelley & Sons Co.	United States	103,660	3,577,307
Rentokil Initial PLC	United Kingdom	1,443,100	4,129,901
Securitas AB, B	Sweden	472,700	7,893,556

			15,600,764

Communications Equipment 0.4%
[a]Avaya Inc.	United States	364,440	3,032,141

Computers & Peripherals 0.8%
Lite-On Technology Corp.	Taiwan	2,076,000	2,385,680
[a]Maxtor Corp.	United States	276,400	1,437,280
NEC Corp.	Japan	319,000	1,726,813

			5,549,773

Containers & Packaging 0.6%
Temple-Inland Inc.	United States	120,706	4,484,228

TGA-12

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON GLOBAL ASSET ALLOCATION FUND

Statement of Investments, June 30, 2005 (unaudited) (cont.)

	COUNTRY	SHARES	VALUE

Common Stocks (cont.)
Diversified Consumer Services 0.8%
H&R Block Inc.	United States	91,900	$5,362,365

Diversified Financial Services 1.7%
ING Groep NV	Netherlands	210,732	5,958,990
JPMorgan Chase & Co.	United States	154,870	5,470,008

			11,428,998

Diversified Telecommunication Services 3.9%
Chunghwa Telecom Co. Ltd., ADR	Taiwan	141,200	3,025,916
KT Corp., ADR	South Korea	208,260	4,477,590
Nippon Telegraph & Telephone Corp.	Japan	1,152	4,936,846
Nippon Telegraph & Telephone Corp., ADR	Japan	5,680	121,950
Telefonica SA, ADR	Spain	100,193	4,899,416
Telefonos de Mexico SA de CV (Telmex), L, ADR	Mexico	303,716	5,737,195
Telenor ASA	Norway	425,300	3,400,448

			26,599,361

Electric Utilities 1.6%
E.ON AG	Germany	72,990	6,507,234
Endesa SA	Spain	122,000	2,865,291
Endesa SA, ADR	Spain	88,000	2,016,960

			11,389,485

Electrical Equipment 0.6%
[a]Vestas Wind Systems AS	Denmark	204,300	3,392,420
[a]Vestas Wind Systems AS, 144A	Denmark	68,100	1,130,807

			4,523,227

Electronic Equipment & Instruments 1.4%
Hitachi Ltd.	Japan	845,000	5,138,307
Mabuchi Motor Co. Ltd.	Japan	74,700	4,306,505

			9,444,812

Food & Staples Retailing 0.6%
Boots Group PLC	United Kingdom	364,800	3,979,922

Food Products 1.5%
Nestle SA	Switzerland	22,300	5,706,350
Unilever PLC	United Kingdom	513,650	4,955,134

			10,661,484

Gas Utilities 0.3%
Centrica PLC	United Kingdom	480,200	1,993,629

Health Care Equipment & Supplies 0.0%[b]
Olympus Corp.	Japan	14,100	270,958

Health Care Providers & Services 1.0%
AmerisourceBergen Corp.	United States	35,430	2,449,985
[a]Tenet Healthcare Corp.	United States	376,600	4,609,584

			7,059,569

Hotels Restaurants & Leisure 0.6%
Compass Group PLC	United Kingdom	980,300	4,118,170

TGA-13

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON GLOBAL ASSET ALLOCATION FUND

Statement of Investments, June 30, 2005 (unaudited) (cont.)

	COUNTRY	SHARES	VALUE

Common Stocks (cont.)
Household Durables 1.7%
Koninklijke Philips Electronics NV	Netherlands	212,837	$5,382,411
Sony Corp.	Japan	41,300	1,423,367
Sony Corp., ADR	Japan	136,900	4,714,836

			11,520,614

Industrial Conglomerates 0.7%
Smiths Group PLC	United Kingdom	278,600	4,586,686

Insurance 3.0%
ACE Ltd.	Bermuda	101,700	4,561,245
AXA SA	France	210,734	5,270,581
Swiss Reinsurance Co.	Switzerland	95,570	5,875,266
XL Capital Ltd., A	Bermuda	68,810	5,120,840

			20,827,932

IT Services 1.2%
[a]BearingPoint Inc.	United States	410,000	3,005,300
Satyam Computers Services Ltd.	India	431,198	5,033,536

			8,038,836

Leisure Equipment & Products 0.3%
Mattel Inc.	United States	131,100	2,399,130

Machinery 1.1%
Atlas Copco AB, A	Sweden	154,890	2,457,659
Volvo AB, B	Sweden	124,268	5,056,651

			7,514,310

Media 5.0%
British Sky Broadcasting Group PLC	United Kingdom	783,600	7,404,901
[a]DIRECTV Group Inc.	United States	420,900	6,523,950
News Corp. Ltd., A	United States	198,500	3,211,730
Pearson PLC	United Kingdom	364,400	4,292,166
Reed Elsevier NV	Netherlands	501,600	6,991,871
[a]Time Warner Inc.	United States	110,900	1,853,139
Wolters Kluwer NV	Netherlands	215,741	4,129,739

			34,407,496

Metals & Mining 0.6%
BHP Billiton Ltd.	Australia	134,270	1,855,659
POSCO, ADR	South Korea	57,100	2,510,687

			4,366,346

Multi-Utilities 1.2%
National Grid Transco PLC	United Kingdom	420,100	4,075,243
Suez SA	France	159,880	4,339,172

			8,414,415

Multiline Retail 0.8%
Target Corp.	United States	107,000	5,821,870

Oil, Gas & Consumable Fuels 3.7%
BP PLC	United Kingdom	497,510	5,178,218
El Paso Corp.	United States	607,740	7,001,165
Eni SpA	Italy	224,025	5,776,481
Shell Transport & Trading Co. PLC	United Kingdom	756,100	7,351,593

			25,307,457

TGA-14

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON GLOBAL ASSET ALLOCATION FUND

Statement of Investments, June 30, 2005 (unaudited) (cont.)

	COUNTRY	SHARES		VALUE

Common Stocks (cont.)
Paper & Forest Products 1.4%
Stora Enso OYJ, R	Finland	416,260		$5,323,817
UPM-Kymmene Corp.	Finland	227,170		4,356,760

				9,680,577

Pharmaceuticals 5.4%
Abbott Laboratories	United States	118,000		5,783,180
Bristol-Myers Squibb Co.	United States	217,420		5,431,151
GlaxoSmithKline PLC	United Kingdom	290,761		7,037,103
Ono Pharmaceutical Co. Ltd.	Japan	84,200		3,995,778
Pfizer Inc.	United States	129,900		3,582,642
Sanofi-Aventis	France	91,000		7,476,435
Takeda Pharmaceutical Co. Ltd.	Japan	84,300		4,183,057

				37,489,346

Real Estate 2.5%
Cheung Kong Holdings Ltd.	Hong Kong	1,031,500		10,055,029
Swire Pacific Ltd., A	Hong Kong	780,000		6,900,790

				16,955,819

Semiconductors & Semiconductor Equipment 1.2%
Samsung Electronics Co. Ltd.	South Korea	16,790		8,017,651

Software 2.7%
[a]BEA Systems Inc.	United States	420,700		3,693,746
[a]BMC Software Inc.	United States	291,900		5,239,605
[a]Check Point Software Technologies Ltd.	Israel	89,590		1,773,882
Nintendo Co. Ltd.	Japan	54,800		5,735,114
[a]Synopsys Inc.	United States	128,080		2,135,093

				18,577,440

Thrifts & Mortgage Finance 0.4%
Fannie Mae	United States	50,400		2,943,360

Wireless Telecommunication Services 1.9%
China Mobile (Hong Kong) Ltd., fgn.	China	928,000		3,457,228
SK Telecom Co. Ltd., ADR	South Korea	198,040		4,040,016
Vodafone Group PLC, ADR	United Kingdom	218,000		5,301,760

				12,799,004

Total Common Stocks (Cost $360,304,519)				442,587,340

Preferred Stock (Cost $613,158) 0.3%
Metals & Mining 0.3%
Cia Vale do Rio Doce, ADR, pfd., A	Brazil	70,240		1,784,096

		PRINCIPAL AMOUNT[c]
Foreign Government and Agency Securities 29.6%
Federal Republic of Germany, 5.00%, 7/04/11	Germany	1,395,000	EUR	1,906,598
Government of Canada, 6.00%, 6/01/08	Canada	2,212,000	CAD	1,957,433
6/01/11	Canada	6,849,000	CAD	6,350,154
Government of Finland, 3.00%, 7/04/08	Finland	1,850,000	EUR	2,292,214
Government of France, 4.00%, 10/25/09	France	4,590,000	EUR	5,916,149
Government of Indonesia, 10.75%, 5/15/16	Indonesia	66,500,000,000	IDR	6,569,941

TGA-15

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON GLOBAL ASSET ALLOCATION FUND

Statement of Investments, June 30, 2005 (unaudited) (cont.)

	COUNTRY	PRINCIPAL AMOUNT[c]		VALUE

Foreign Government and Agency Securities (cont.)
Government of Italy,
7.75%, 11/01/06	Italy	974,190	EUR	$1,267,172
5.00%, 2/01/12	Italy	1,810,000	EUR	2,471,955
Government of Malaysia,
6.45%, 7/01/08	Malaysia	23,400,000	MYR	6,727,500
4.305%, 2/27/09	Malaysia	5,000,000	MYR	1,363,710
Government of Netherlands, 5.00%, 7/15/12	Netherlands	1,760,000	EUR	2,421,877
Government of New Zealand, 7.00%, 7/15/09	New Zealand	20,308,000	NZD	14,705,384
Government of Spain, 10.15%, 1/31/06	Spain	2,450,000	EUR	3,100,705
Indonesia Recapital Bond,
14.00%, 6/15/09	Indonesia	18,000,000,000	IDR	2,035,604
14.275%, 12/15/13	Indonesia	16,853,000,000	IDR	2,008,200
Kingdom of Belgium,
7.50%, 7/29/08	Belgium	4,193,000	EUR	5,860,408
5.00%, 9/28/12	Belgium	1,760,000	EUR	2,424,858
Kingdom of Denmark, 5.00%, 11/15/13	Denmark	25,080,000	DKK	4,701,774
Kingdom of Norway, 6.75%, 1/15/07	Norway	76,800,000	NOK	12,515,168
Kingdom of Sweden,
8.00%, 8/15/07	Sweden	41,865,000	SEK	6,038,494
5.50%, 10/08/12	Sweden	49,110,000	SEK	7,429,122
[d]Index Linked, 3.50%, 12/01/15	Sweden	20,400,000	SEK	3,406,113
Korea Treasury Bond,
6.90%, 1/16/07	South Korea	12,400,000,000	KRW	12,513,620
4.75%, 3/03/07	South Korea	11,800,000,000	KRW	11,551,077
4.50%, 9/09/08	South Korea	1,700,000,000	KRW	1,665,436
New South Wales Treasury Corp.,
6.50%, 5/01/06	Australia	9,688,000	AUD	7,445,555
8.00%, 3/01/08	Australia	2,430,000	AUD	1,970,219
Queensland Treasury Corp., 6.00%,
7/14/09	Australia	300,000	AUD	234,694
8/14/13	Australia	2,800,000	AUD	2,232,497
[e]Republic of Argentina, FRN, 3.01%, 8/03/12	Argentina	2,596,000		2,331,820
Republic of Austria, 5.00%, 7/15/12	Austria	4,800,000	EUR	6,597,150
[e]Republic of Peru, FRN, 5.00%, 3/07/17	Peru	2,376,000		2,245,320
Republic of Philippines, 9.00%, 2/15/13	Philippines	1,425,000		1,512,424
Republic of Poland,
8.50%, 11/12/06	Poland	620,000	PLN	195,046
8.50%, 5/12/07	Poland	15,700,000	PLN	5,033,432
6.00%, 5/24/09	Poland	24,850,000	PLN	7,795,626
6.25%, 10/24/15	Poland	6,850,000	PLN	2,310,959
5.75%, 9/23/22	Poland	950,000	PLN	315,121
Republic of Singapore, 4.00%, 3/01/07	Singapore	17,800,000	SGD	10,914,547
Republic of Slovakia,
4.80%, 4/14/09	Slovak Republic	1,500,000	SKK	50,869
4.90%, 2/11/14	Slovak Republic	196,400,000	SKK	6,965,266
5.30%, 5/12/19	Slovak Republic	1,300,000	SKK	48,988
Strip, 1/14/07	Slovak Republic	181,500,000	SKK	5,515,233
[e]Republic of Ukraine, 144A, FRN, 6.365%, 8/05/09	Ukraine	1,100,000		1,189,375
[e]Republic of Venezuela, FRN, 4.15%, 4/20/11	Venezuela	2,550,000		2,346,000
Thailand Government Bond,
8.50%, 10/14/05	Thailand	67,800,000	THB	1,667,358
8.00%, 12/08/06	Thailand	159,750,000	THB	4,136,947

TGA-16

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON GLOBAL ASSET ALLOCATION FUND

Statement of Investments, June 30, 2005 (unaudited) (cont.)

	COUNTRY	PRINCIPAL AMOUNT[c]		VALUE

Foreign Government and Agency Securities (cont.)
United Kingdom, 7.50%, 12/07/06	United Kingdom	867,000	GBP	$1,626,567

Total Foreign Government and Agency Securities (Cost $178,041,116)				203,881,672

Total Long Term Investments (Cost $538,958,793)				648,253,108

Short Term Investments 5.5%
Foreign Government Securities 1.1%
[f]Norwegian Treasury Bill, 9/21/05	Norway	5,900,000	NOK	899,042
[f]Thailand Treasury Bill, 364,
2/23/06	Thailand	139,000,000	THB	3,309,428
3/09/06	Thailand	37,075,000	THB	880,260
5/25/06	Thailand	95,000,000	THB	2,247,214

Total Foreign Government Securities (Cost $7,766,399)				7,335,944

Total Investments before Money Fund (Cost $546,725,192)				655,589,052

		SHARES
Money Fund (Cost $30,660,390) 4.4%
[g]Franklin Institutional Fiduciary Trust Money Market Portfolio	United States	30,660,390		30,660,390

Total Investments (Cost $577,385,582) 99.6%				686,249,442
Other Assets, less Liabilities 0.4%				3,036,300

Net Assets 100.0%				$689,285,742

Currency Abbreviations:

AUD - Australian Dollar

CAD -  Canadian Dollar

DKK -  Danish Krone

EUR -  Euro

GBP -  British Pound

IDR -   Indonesian Rupiah

KRW - South Korean Won

MYR - Malaysian Ringgit

NOK - Norwegian Krone

NZD -  New Zealand Dollar

PLN -   Polish Zloty

SEK -   Swedish Krona

SGD -  Singapore Dollar

SKK -  Slovak Koruna

THB -  Thai Baht

Selected Portfolio Abbreviations:

ADR -  American Depository Receipt

FDR -  Foreign Depository Receipt

FRN -  Floating Rate Note

PLC -   Public Limited Co.

[a]	Non-income producing.
[b]	Rounds to less than 0.05% of net assets.
[c]	The principal amount is stated in U.S. dollars unless otherwise indicated.
[d]	Principal amount of security is adjusted for inflation. See Note 1(c).
[e]	The coupon rate shown represents the rate at period end.
[f]	The redemption price at maturity is adjusted for changes in underlying inflation index. See Note 1(e).
[g]	See Note 7 regarding investments in the Franklin Institutional Fiduciary Trust Money Market Portfolio.

See notes to financial statements.

TGA-17

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON GLOBAL ASSET ALLOCATION FUND

Financial Statements

Statement of Assets and Liabilities

June 30, 2005 (unaudited)

Assets:
Investments in securities:
Cost - Unaffiliated issuers	$546,725,192
Cost - Sweep Money Fund (Note 7)	30,660,390

Total cost of investments	$577,385,582

Value - Unaffiliated issuers	$655,589,052
Value - Sweep Money Fund (Note 7)	30,660,390

Total value of investments	686,249,442
Cash	204,004
Foreign currency, at value (cost $162)	344
Receivables:
Capital shares sold	149,454
Dividends and interest	5,679,064

Total assets	692,282,308

Liabilities:
Payables:
Investment securities purchased	1,702,920
Capital shares redeemed	534,333
Affiliates	441,678
Reports to shareholders	219,852
Other liabilities	97,783

Total liabilities	2,996,566

Net assets, at value	$689,285,742

Net assets consist of:
Undistributed net investment income	$4,546,102
Net unrealized appreciation (depreciation)	108,691,625
Accumulated net realized gain (loss)	4,621,481
Paid-in capital	571,426,534

Net assets, at value	$689,285,742

Class 1:
Net assets, at value	$622,195,620

Shares outstanding	31,108,017

Net asset value and offering price per share	$20.00

Class 2:
Net assets, at value	$67,090,122

Shares outstanding	3,379,046

Net asset value and offering price per share	$19.85

See notes to financial statements.

TGA-18

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON GLOBAL ASSET ALLOCATION FUND

Financial Statements (continued)

Statement of Operations

for the six months ended June 30, 2005 (unaudited)

Investment income:
Dividends: (net of foreign taxes of $656,500)
Unaffiliated issuers	$7,373,461
Sweep Money Fund (Note 7)	386,393
Interest (net of foreign taxes of $116,360)	4,778,004
Other income (Note 9)	19,119

Total investment income	12,556,977

Expenses:
Management fees (Note 3a)	2,010,415
Administrative fees (Note 3b)	476,756
Distribution fees - Class 2 (Note 3c)	82,078
Unaffiliated transfer agent fees	5,788
Custodian fees (Note 4)	130,308
Reports to shareholders	216,409
Professional fees	26,260
Trustees’ fees and expenses	1,981
Other	13,355

Total expenses	2,963,350
Expense reductions (Note 4)	(271)

Net expenses	2,963,079

Net investment income	9,593,898

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments	24,991,470
Foreign currency transactions	7,962,432

Net realized gain (loss)	32,953,902

Net change in unrealized appreciation (depreciation) on:
Investments	(51,603,179)
Translation of assets and liabilities denominated in foreign currencies	(567,226)

Net change in unrealized appreciation (depreciation)	(52,170,405)

Net realized and unrealized gain (loss)	(19,216,503)

Net increase (decrease) in net assets resulting from operations	$(9,622,605)

See notes to financial statements.

TGA-19

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON GLOBAL ASSET ALLOCATION FUND

Financial Statements (continued)

Statements of Changes in Net Assets

	Six Months Ended June 30, 2005 (unaudited)	Year Ended December 31, 2004

Increase (decrease) in net assets:
Operations:
Net investment income	$9,593,898	$15,379,625
Net realized gain (loss) from investments and foreign currency transactions	32,953,902	38,579,468
Net change in unrealized appreciation (depreciation) on investments, translation of assets and liabilities denominated in foreign currencies and deferred taxes	(52,170,405)	41,490,491

Net increase (decrease) in net assets resulting from operations	(9,622,605)	95,449,584
Distributions to shareholders from:
Net investment income:
Class 1	(24,700,828)	(16,563,956)
Class 2	(2,527,126)	(1,658,563)

Total distributions to shareholders	(27,227,954)	(18,222,519)
Capital share transactions: (Note 2)
Class 1	29,791,806	(17,118,553)
Class 2	4,811,001	2,872,334

Total capital share transactions	34,602,807	(14,246,219)

Net increase (decrease) in net assets	(2,247,752)	62,980,846
Net assets:
Beginning of period	691,533,494	628,552,648

End of period	$689,285,742	$691,533,494

Undistributed net investment income included in net assets:
End of period	$4,546,102	$22,180,158

See notes to financial statements.

TGA-20

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON GLOBAL ASSET ALLOCATION FUND

Notes to Financial Statements (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Variable Insurance Products Trust (the Trust) is registered under the Investment Company Act of 1940 as an open-end investment company, consisting of twenty-three separate series (the Funds). The Templeton Global Asset Allocation Fund (the Fund) included in this report is diversified. The financial statements of the remaining funds in the series are presented separately. Shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable life insurance policies or variable annuity contracts. As of June 30, 2005, 55.50% of the Fund’s shares were sold through one insurance company.

The following summarizes the Fund’s significant accounting policies.

a. Security Valuation

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Investments in open-end mutual funds are valued at the closing net asset value.

Government securities and asset-backed securities generally trade in the over-the-counter market rather than on a securities exchange. The Trust may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Trust’s pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined.

The Trust has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Some methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Trust’s Board of Trustees.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Trust’s Board of Trustees.

TGA-21

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON GLOBAL ASSET ALLOCATION FUND

Notes to Financial Statements (unaudited) (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (cont.)

b. Foreign Currency Translation (cont.)

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Foreign Currency Contracts

When the Fund purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate on a specified date. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations.

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts.

d. Income and Deferred Taxes

No provision has been made for U.S. income taxes because the Fund’s policy is to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income. Fund distributions to shareholders are determined on an income tax basis and may differ from net investment income and realized gains for financial reporting purposes.

The Fund is subject to a tax imposed on net realized gains on securities of certain foreign countries. The Fund records an estimated deferred tax liability for net unrealized gains on these securities in an amount that would be payable if the securities were disposed of on the valuation date.

e. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

Inflation-indexed bonds are fixed-income securities whose principal amount or redemption price at maturity is adjusted to the rate of inflation. Interest is accrued based on the inflation adjusted principal amount. Any increase in the principal amount of an inflation-indexed bond, which is received upon maturity, is recorded as interest income.

TGA-22

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON GLOBAL ASSET ALLOCATION FUND

Notes to Financial Statements (unaudited) (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (cont.)

f. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

g. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

The Fund offers two classes of shares: Class 1 and Class 2. Each class of shares differs by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.

At June 30, 2005, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended June 30, 2005		Year Ended December 31, 2004
Class 1 Shares:	Shares	Amount	Shares	Amount
Shares sold	1,290,386	$26,903,930	2,523,033	$48,527,568
Shares issued in reinvestment of distributions	1,232,576	24,700,828	904,640	16,563,956
Shares redeemed	(1,051,555)	(21,812,952)	(4,294,965)	(82,210,077)

Net increase (decrease)	1,471,407	$29,791,806	(867,292)	$(17,118,553)

Class 2 Shares:
Shares sold	395,296	$8,144,270	617,661	$11,736,853
Shares issued in reinvestment of distributions	126,991	2,527,126	91,180	1,658,563
Shares redeemed	(285,109)	(5,860,395)	(557,792)	(10,523,082)

Net increase (decrease)	237,178	$4,811,001	151,049	$2,872,334

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Templeton Investment Counsel LLC (TIC)	Investment manager
Franklin Advisers Inc. (Advisers)	Investment manager
Franklin Templeton Services LLC (FT Services)	Administrative manager
Franklin Templeton Distributors Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services LLC (Investor Services)	Transfer agent

TGA-23

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON GLOBAL ASSET ALLOCATION FUND

Notes to Financial Statements (unaudited) (continued)

3. TRANSACTIONS WITH AFFILIATES (cont.)

a. Management Fees

The Fund pays an investment management fee to TIC based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.650%	Up to and including $200 million
0.585%	Over $200 million, up to and including $1.3 billion
0.520%	In excess of $1.3 billion

Under a subadvisory agreement, Advisers, an affiliate of TIC, provides subadvisory services to the Fund and receives from TIC fees based on the average daily net assets of the Fund.

b. Administrative Fees

The Fund pays an administrative fee to FT Services based on the Fund’s average daily net assets as follows:

Annualized Fee Rate	Net Assets
0.150%	Up to and including $200 million
0.135%	Over $200 million, up to and including $700 million
0.100%	Over $700 million, up to and including $1.2 billion
0.075%	In excess of $1.2 billion

c. Distribution Fees

The Fund reimburses Distributors up to 0.25% per year of its average daily net assets of Class 2, for costs incurred in marketing the Fund’s shares under a Rule 12b-1 plan.

d. Transfer Agent Fees

Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended June 30, 2005, the custodian fees were reduced as noted in the Statement of Operations.

5. INCOME TAXES

At December 31, 2004, the Fund had tax basis capital losses of $28,332,421 which may be carried over to offset future capital gains. Such losses expire in 2011.

At June 30, 2005, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$580,335,315

Unrealized appreciation	$130,734,375
Unrealized depreciation	(24,820,248)

Net unrealized appreciation (depreciation)	$105,914,127

TGA-24

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON GLOBAL ASSET ALLOCATION FUND

Notes to Financial Statements (unaudited) (continued)

5. INCOME TAXES (cont.)

Net investment income and net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions and bond discounts and premiums.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short-term securities) for the period ended June 30, 2005, aggregated $119,307,869 and $104,997,574, respectively.

7. INVESTMENTS IN FRANKLIN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Fund may invest in the Franklin Institutional Fiduciary Trust Money Market Portfolio (the Sweep Money Fund), an open-end investment company managed by Franklin Advisers Inc. (an affiliate of the investment manager). Management fees paid by the Fund are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management fees paid by the Sweep Money Fund.

8. CREDIT RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

9. REGULATORY MATTERS

Investigations and Settlements

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, including the Securities and Exchange Commission (“SEC”), the California Attorney General’s Office (“CAGO”), and the National Association of Securities Dealers, Inc. (“NASD”), relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares, Franklin Resources, Inc. and certain of its subsidiaries (as used in this section, together, the “Company”), as well as certain current or former executives and employees of the Company, provided documents and information in response to subpoenas and/or requests for documents, information and/or testimony. Beginning in August 2004, the Company entered into settlements with certain of the regulators and a governmental entity investigating the mutual fund industry practices noted above. The Company believes that settlement of each of the matters is in the best interest of the Company and shareholders of the Franklin, Templeton, and Mutual Series mutual funds (the “funds”).

Two of the settlement agreements, those with the SEC and the CAGO concerning marketing support payments, provide that the distribution of settlement monies are to be made to the relevant funds, not to individual shareholders. The CAGO has approved the distribution plan pertaining to the distribution of the monies owed under the CAGO settlement agreement and, in accordance with the terms and conditions of that settlement, the monies were disbursed to the participating funds and are recorded as other income in the current period. The SEC has not yet approved the distribution plan pertaining to the SEC settlement. When approved, disbursements of settlement monies under the SEC’s settlement will be made promptly in accordance with the terms and conditions of that order.

Other Legal Proceedings

On April 12, 2005, the Attorney General of West Virginia filed a complaint in the Circuit Court of Marshall County, West Virginia against a number of companies engaged in the mutual fund industry, including Franklin Resources, Inc. and its subsidiary, Franklin Advisers, Inc., and certain other parties alleging violations of the West Virginia Consumer Credit and

TGA-25

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON GLOBAL ASSET ALLOCATION FUND

Notes to Financial Statements (unaudited) (continued)

9. REGULATORY MATTERS (cont.)

Other Legal Proceedings (cont.)

Protection Act and seeking, among other things, civil penalties and attorneys’ fees and costs. Defendants have since removed the matter to the United States District Court for the Northern District of West Virginia. To the extent applicable to the Company, the complaint arises from activity that occurred in 2001 and duplicates, in whole or in part, the allegations asserted in the February 4, 2004 Massachusetts Administrative Complaint concerning one instance of market timing (the “Administrative Complaint”) and the SEC’s findings regarding market timing in its August 2, 2004 Order (the “SEC Order”), both of which matters were previously reported.

The Company, in addition to certain Franklin, Templeton, and Mutual Series funds, and certain current and former officers, employees, and directors have been named in multiple lawsuits in different courts alleging violations of various federal securities and state laws and seeking, among other relief, monetary damages, restitution, removal of fund trustees, directors, advisers, administrators, and distributors, rescission of management contracts and 12b-1 plans, and/or attorneys’ fees and costs. Specifically, the lawsuits claim breach of duty with respect to alleged arrangements to permit market timing and/or late trading activity, or breach of duty with respect to the valuation of the portfolio securities of certain Templeton funds managed by Franklin Resources, Inc. subsidiaries, allegedly resulting in market timing activity. The majority of these lawsuits duplicate, in whole or in part, the allegations asserted in the Administrative Complaint and the SEC’s findings regarding market timing in the SEC Order. The lawsuits are styled as class actions, or derivative actions on behalf of either the named funds or Franklin Resources, Inc.

The Company, in addition to certain Franklin, Templeton, and Mutual Series funds, and certain current and former officers, employees, and directors have been named in multiple lawsuits alleging violations of various securities laws and pendent state law claims relating to the disclosure of marketing support payments and/or payment of allegedly excessive commissions and/or advisory or distribution fees, and seeking, among other relief, monetary damages, restitution, rescission of advisory contracts, including recovery of all fees paid pursuant to those contracts, an accounting of all monies paid to the named advisers, declaratory relief, injunctive relief, and/or attorneys’ fees and costs. These lawsuits are styled as class actions or derivative actions brought on behalf of the named funds.

The Company and fund management strongly believe that the claims made in each of the lawsuits described above are without merit and intends to defend against them vigorously. The Company cannot predict with certainty the eventual outcome of these lawsuits, nor whether they will have a material negative impact on the Company. Public trust and confidence are critical to the Company’s business and any material loss of investor and/or client confidence could result in a significant decline in assets under management by the Company, which would have an adverse effect on future financial results. If it is determined that the Company bears responsibility for any unlawful or inappropriate conduct that caused losses to the Trust, it is committed to making the Trust or their shareholders whole, as appropriate. The Company is committed to taking all appropriate actions to protect the interests of its funds’ shareholders.

TGA-26

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON GLOBAL ASSET ALLOCATION FUND

Tax Designation (unaudited)

At December 31, 2004, more than 50% of the Templeton Global Asset Allocation Fund’s total assets were invested in securities of foreign issuers. In most instances, foreign taxes were withheld from dividends paid to the Fund on these investments. As shown in the table below, the Fund designates to shareholders the foreign source income and foreign taxes paid, pursuant to Section 853 of the Internal Revenue Code. This designation will allow shareholders of record on June 15, 2005, to treat their proportionate share of foreign taxes paid by the Fund as having been paid directly by them. The shareholder shall consider these amounts as foreign taxes paid in the tax year in which they receive the Fund distribution.

The following table provides a detailed analysis by country of foreign taxes paid and foreign source income as designated by the Fund, to Class 1 and Class 2 shareholders.

	Class 1		Class 2
Country	Foreign Tax Paid Per Share	Foreign Source Income Per Share	Foreign Paid Per Share	Foreign Tax Source Income Per Share
Australia	0.0000	0.0272	0.0000	0.0257
Austria	0.0000	0.0152	0.0000	0.0144
Belgium	0.0000	0.0127	0.0000	0.0120
Bermuda	0.0000	0.0055	0.0000	0.0052
Brazil	0.0004	0.0024	0.0004	0.0023
Bulgaria	0.0000	0.0028	0.0000	0.0026
Canada	0.0003	0.0122	0.0003	0.0115
Denmark	0.0000	0.0118	0.0000	0.0112
Finland	0.0010	0.0079	0.0010	0.0075
France	0.0031	0.0394	0.0031	0.0373
Germany	0.0024	0.0349	0.0024	0.0330
Hong Kong	0.0000	0.0109	0.0000	0.0103
Hungary	0.0000	0.0009	0.0000	0.0009
India	0.0000	0.0011	0.0000	0.0011
Indonesia	0.0000	0.0085	0.0000	0.0080
Italy	0.0018	0.0244	0.0018	0.0230
Japan	0.0008	0.0097	0.0008	0.0091
Mexico	0.0000	0.0108	0.0000	0.0102
Netherlands	0.0037	0.0299	0.0037	0.0283
New Zealand	0.0004	0.0259	0.0004	0.0245
Norway	0.0003	0.0053	0.0003	0.0050
Panama	0.0000	0.0006	0.0000	0.0005
Peru	0.0000	0.0005	0.0000	0.0004
Philippines	0.0000	0.0041	0.0000	0.0039
Poland	0.0001	0.0090	0.0001	0.0085
Russia	0.0000	0.0098	0.0000	0.0092
Singapore	0.0000	0.0021	0.0000	0.0020
Slovak Republic	0.0000	0.0011	0.0000	0.0010
South Korea	0.0050	0.0355	0.0050	0.0336
Spain	0.0012	0.0313	0.0012	0.0296
Sweden	0.0035	0.0475	0.0035	0.0449
Switzerland	0.0014	0.0077	0.0014	0.0073
Taiwan	0.0011	0.0047	0.0011	0.0045
Thailand	0.0000	0.0120	0.0000	0.0114
Ukraine	0.0000	0.0003	0.0000	0.0002
United Kingdom	0.0019	0.0883	0.0019	0.0834

Total	$0.0284	$0.5539	$0.0284	$0.5235

TGA-27

TEMPLETON GLOBAL INCOME SECURITIES FUND

This semiannual report for Templeton Global Income Securities Fund covers the period ended June 30, 2005.

Performance Summary as of 6/30/05

Templeton Global Income Securities Fund – Class 1 had a -3.59% total return for the six-month period ended 6/30/05.

Performance reflects the Fund’s Class 1 operating expenses, but does not include any contract fees, expenses or sales charges. If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.

Templeton Global Income Securities Fund – Class 1

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.

TGI-1

Fund Goal and Main Investments: Templeton Global Income Securities Fund seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration. The Fund normally invests mainly in debt securities of governments and their political subdivisions and agencies, supranational organizations and companies located anywhere in the world, including emerging markets.

Performance Overview

You can find the Fund’s six-month total return in the Performance Summary. The Fund’s return was comparable to that of its benchmark, the J.P. Morgan (JPM) Government Bond Index (GBI) Global (the Index), which had a -3.55% total return in U.S. dollar terms for the year under review.1

Economic and Market Overview

During the six months ended June 30, 2005, U.S. economic growth continued to be above long-term averages, registering 3.8% annualized growth in gross domestic product (GDP) in the first quarter compared with a year earlier, and an estimated 3.4% annualized in the second quarter.2 Characteristic of above-average growth, the labor market tightened, high capacity utilization rates stimulated investment growth, consumption trends remained strong, and signs of increased inflationary pressures solidified. Consequently, the Federal Reserve Board increased the federal funds target rate 100 basis points (100 basis points equal one percentage point) to 3.25% during the reporting period. Consistent with strong economic growth, and in particular solid consumption trends, U.S. imports of foreign goods outpaced U.S. export growth, driving the U.S. trade balance to a $55 billion monthly level by May 2005.3 While higher oil prices negatively impacted the deficit, the underlying trade balance (not including oil) also deteriorated, largely as a result of a widening trade deficit with the Pacific Rim region. For example, the U.S. trade deficit with the Pacific Rim increased 14% from a year earlier.2 Furthermore, the U.S. current account deficit reached a record 6.4% of GDP in first quarter 2005.2

As could be expected from the U.S. balance of payment figures, Asia’s trade dynamics remained favorable. Chinese exports rose more than

1. Source: J.P. Morgan. One cannot invest directly in an index, nor is an index representative of the Fund’s portfolio. Please see Index Descriptions following the Fund Summaries.

2. Source: U.S. Bureau of Economic Analysis.

3. Source: U.S. Census Bureau.

Fund Risks: Because the Fund invests in bonds and other debt obligations, the Fund’s share price and yield will be affected by interest rate movements. Bond prices generally move in the opposite direction from interest rates. Thus, as the prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. High yield, lower-rated (junk) bonds generally have greater price swings and higher default risks. Foreign investing, especially in emerging markets, involves additional risks including currency fluctuations, economic instability, and social and political developments. The Fund’s prospectus also includes a description of the main investment risks.

What is a current account?

A current account is that part of the balance of payments where all of one country’s international transactions in goods and services are recorded.

What is balance of payments?

Balance of payments is a record of all of a country’s exports and imports of goods and services, borrowing and lending with the rest of the world during a particular time period. It helps a country evaluate its competitive strengths and weaknesses and forecast the strength of its currency.

TGI-2

30% compared with a year earlier, while Japan, South Korea and several other Asian countries generated significant current account surpluses.4 These strong balance of payment conditions, in addition to less flexible currency strategies, particularly in China, facilitated Asia’s foreign reserve accumulation. Chinese imports were strong, reflecting large needs for production activity, as well as for construction for longer-term trends like urbanization, which benefited regional trading partners. Commodity exporters, such as Australia and New Zealand, experienced positive trade developments, benefiting overall economic growth conditions. Largely as a result, Australia’s central bank raised interest rates 25 basis points to 5.50%, and New Zealand’s central bank increased rates 25 basis points to 6.75%. In addition, the central bank of Thailand raised rates 50 basis points during the period.

In contrast to robust growth in the U.S. and Asia, the 12-country euro zone’s economic activity was lackluster, driven by weak domestic demand. Euro-zone GDP for first quarter 2005 grew 1.3% compared with a year earlier, and growth expectations declined during the period.5 Inflation, however, generally remained stable, and the European Central Bank left interest rates unchanged at 2.00% for the 24th consecutive month. Growth among other (non-euro) European economies, on the other hand, was more dynamic. In Norway, high oil prices benefited the business cycle, which is heavily dependent on oil exports, while consumption and investment trends supported strengthening GDP growth; this helped economic growth outside the country’s oil sector rise 4.2% in first quarter 2005.6 Although inflation rates remained low, strong aggregate demand and rising capacity constraints prompted Norway’s central bank to raise interest rates. Sweden’s economic growth lagged Norway’s given greater excess capacity, particularly in the labor market, and greater export sensitivity to euro-zone growth. Combined with low underlying inflationary pressures, Sweden’s central bank reduced rates during the period.

Investment Strategy

We allocate the Fund’s assets among issuers, geographic regions, and currencies based upon our assessment of relative interest rates among currencies, our outlook for changes in interest rates, and credit risks. In considering these factors, we evaluate a country’s changing market, economic and political conditions, such as inflation rate, growth prospects,

4. Source: Customs General Administration of China.

5. Source: Eurostat.

6. Source: Statistics Norway.

*The Fund’s EMU investments were in Austria, Belgium, Finland, France, Germany, Greece, Ireland, Italy, Netherlands and Spain.

TGI-3

global trade patterns and government policies. We intend to manage the Fund’s exposure to various currencies, and may from time to time seek to hedge (protect) against currency risk by using forward currency exchange contracts.

Manager’s Discussion

The Fund’s total return is influenced by various factors, including interest rate developments, currency movements and exposure to sovereign debt markets.

Interest Rate Strategy

Over the six-month period, international yield curves generally flattened and local bond markets performed well. The Fund’s overall shorter duration positioning relative to the Index worked against Fund performance in certain bond markets, such as the U.S, where the sub-index of the JPM GBI Global rose 3.38%.7 Outside the U.S., we continued to find opportunities to take advantage of interest rate developments. For example, Poland’s weaker-than-expected growth in first quarter 2005 combined with rapid disinflation as price shocks from European Monetary Union (EMU) entry faded, allowing Poland’s central bank to reduce interest rates by 150 basis points to 5.00%, which in turn supported bond market returns of 8.62% in local currency terms.7 Interest rate reductions in Sweden had a similar impact on its local market returns. Although its inflation remained at low levels, Sweden’s export growth slowed over the period, failing to offset the country’s softening domestic demand and prompting the country’s central bank to reduce the interest rate 50 basis points to 1.50%. The Swedish yield curve shifted downward over the period and local bond markets rose 6.56%.7 Additionally, softening global growth conditions supported the Canadian bond market which, given the Canadian economy’s strong link to the U.S. economy, rose 5.64% in local currency terms, benefiting the Fund’s performance relative to the Index.7 However, weakness in some currency markets offset these strong local market gains, particularly in Sweden and Poland.

Currency Strategy

Given global economic imbalances between the U.S. and Asia, we reduced the Fund’s euro exposure and broadened our non-Japan Asian currency exposure. We undertook such moves seeking to position the Fund for potential appreciation of Asian currencies against the U.S. dollar

7. Source: J.P. Morgan.

TGI-4

largely due to greater flexibility in many Asian currency strategies and less appreciation pressure on the euro versus the U.S. dollar. Fund positioning in Asian currencies over the six-month period helped offset currency weakness in Europe. In particular, the euro weakened 10.93% against the U.S. dollar. Euro weakness in part reflected tepid growth conditions, but also political developments regarding the failed European Union constitutional referendum in several core euro-zone countries. This impact was also felt by other, non-euro European currencies over the period, which weighed negatively on Fund performance versus the Index given our decision to overweight other European currencies.

Within Asia, the Fund continued to hold a basket of non-Japan Asian currencies while avoiding exposure to the Japanese yen. This allocation generally outperformed the yen over the six-month period, benefiting relative performance. For example, the South Korean won rose 0.16% against the U.S. dollar, bringing bond market returns in U.S. dollar terms to -0.09% according to the HSBC Asian Local Bond Index.8 This compares to the Japanese bond market, which fell 5.72% in U.S. dollar terms over the period along with 7.53% yen depreciation against the U.S. dollar.8 While Asian regional growth slowed somewhat from 2004’s robust levels, there were early signs of the region’s changing economic patterns, with growth relying less on exports and more on domestic sources. For example, South Korean consumer confidence indicators showed signs of recovery following a two-year slump while South Korean export growth slowed.

Global Sovereign Debt Strategy

The Fund also purchased investment-grade and sub-investment grade sovereign debt that typically compensates for greater credit risk by offering higher yields relative to U.S. and European benchmark treasury curves. Despite rising U.S. interest rates, U.S. dollar-denominated emerging market debt continued to generate strong returns, rising 5.11% over the period, as measured by the JPM Emerging Markets Bond Index Global (EMBIG).9 Sovereign interest rate spreads narrowed from 347 basis points greater than the U.S. Treasury market on December 31, 2004, to 297 basis points at period-end. Regionally, Latin American sovereign debt rose 4.36%, eastern Europe 7.33% and Asia 5.06%.7 Euro-denominated markets also rose during the first six months of 2005, gaining 5.07% in euro terms as measured by the JPM Euro EMBIG, yet declined in U.S. dollar terms given the euro’s volatility.9

8. Source: HSBC. Please see Index Descriptions following the Fund Summaries.

9. Source: J.P. Morgan. Please see Index Descriptions following the Fund Summaries.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments.

TGI-5

Thank you for your participation in Templeton Global Income Securities Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2005, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the adviser makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

TGI-6

Fund Expenses

As an investor in a variable insurance contract (“Contract”) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract level.

•	Transaction expenses can include sales charges (loads) on purchases, redemption fees, surrender fees, transfer fees and premium taxes.

•	Ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees and other fees and expenses. All mutual funds and Contracts have some types of ongoing expenses.

The expenses shown in the table below are meant to highlight ongoing expenses at the Fund level only and do not include ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract levels. While the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.

The table shows Fund-level ongoing expenses and can help you understand these expenses and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the six months indicated. Please refer to the Fund prospectus for additional information on operating expenses.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table below provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of ongoing Fund expenses, but does not include the effect of ongoing Contract expenses.

You can estimate the Fund-level expenses you incurred during the period, by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.

If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.

2.	Multiply the result by the number under the heading “Fund-Level Expenses Incurred During Period.”

If Fund-Level Expenses Incurred During Period were $7.50, then 8.6 × $7.50 = $64.50.

Templeton Global Income Securities Fund – Class 1

TGI-7

In this illustration, the estimated expenses incurred this period at the Fund level are $64.50.

Hypothetical Example for Comparison with Other Mutual Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing expenses of the Fund with those of other mutual funds offered through the Contract. This information may not be used to estimate the actual ending account balance or expenses you incurred during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Fund-Level Expenses Incurred During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds offered through a Contract.

Class 1	Beginning Account Value 12/31/04	Ending Account Value 6/30/05	Fund-Level Expenses Incurred During Period* 12/31/04-6/30/05
Actual	$1,000	$964.10	$3.56
Hypothetical (5% return before expenses)	$1,000	$1,021.17	$3.66

*Expenses are equal to the annualized expense ratio for the Fund’s Class 1 shares (0.73%), which does not include any ongoing expenses of the Contract for which the Fund is an investment option, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

TGI-8

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON GLOBAL INCOME SECURITIES FUND

Financial Highlights

	Class 1
	Six Months Ended June 30, 2005 (unaudited)		Year Ended December 31,
			2004	2003	2002	2001		2000

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$15.80		$15.54	$13.67	$11.39	$11.53		$11.07

Income from investment operations:
Net investment income[a]	0.30		0.66	0.69	0.59	0.59	[c]	0.68
Net realized and unrealized gains (losses)	(0.86)		1.37	2.35	1.83	(0.32)[c]		(0.20)

Total from investment operations	(0.56)		2.03	3.04	2.42	0.27		0.48

Less distributions from net investment income	(0.98)		(1.77)	(1.17)	(0.14)	(0.41)		(0.02)

Net asset value, end of period	$14.26		$15.80	$15.54	$13.67	$11.39		$11.53

Total return[b]	(3.59)%		15.09%	22.72%	21.44%	2.55%		4.32%
Ratios/supplemental data
Net assets, end of period (000’s)	$46,733		$49,845	$52,842	$50,622	$63,781		$81,171
Ratios to average net assets:
Expenses before expense reduction	0.76%	[d]	0.79%	0.76%	0.73%	0.71%		0.72%
Expenses net of expense reduction	0.73%	[d]	0.78%	0.76%	0.73%	0.71%		0.72%
Net investment income	3.94%	[d]	4.40%	4.72%	4.88%	5.22%	[c]	6.22%
Portfolio turnover rate	15.84%		37.39%	53.01%	27.91%	122.45%		40.43%

[a]	Based on average daily shares outstanding.
[b]	Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
[c]	Effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing all premium and discount on fixed-income securities, as required. The effect of this change was as follows:

Net investment income (loss) per share	$(0.059)
Net realized and unrealized gains (losses) per share	0.059
Ratio of net investment income to average net assets	(0.53)%

Per share data and ratios for prior periods have not been restated to reflect this change in accounting policy.

[d]	Annualized.

See notes to financial statements.

TGI-9

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON GLOBAL INCOME SECURITIES FUND

Financial Highlights (continued)

	Class 2
	Six Months Ended June 30, 2005 (unaudited)		Year Ended December 31,
			2004	2003	2002	2001		2000

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$15.64		$15.42	$13.59	$11.33	$11.48		$11.04

Income from investment operations:
Net investment income[a]	0.28		0.60	0.65	0.54	0.55	[c]	0.65
Net realized and unrealized gains (losses)	(0.85)		1.36	2.33	1.84	(0.31)[c]		(0.19)

Total from investment operations	(0.57)		1.96	2.98	2.38	0.24		0.46

Less distributions from net investment income	(0.97)		(1.74)	(1.15)	(0.12)	(0.39)		(0.02)

Net asset value, end of period	$14.10		$15.64	$15.42	$13.59	$11.33		$11.48

Total return[b]	(3.69)%		14.74%	22.44%	21.15%	2.24%		4.14%
Ratios/supplemental data
Net assets, end of period (000’s)	$34,385		$19,779	$5,181	$2,119	$1,286		$1,237
Ratios to average net assets:
Expenses before expense reduction	1.01%	[d]	1.04%	1.01%	0.98%	0.96%		0.97%
Expenses net of expense reduction	0.98%	[d]	1.03%	1.01%	0.98%	0.96%		0.97%
Net investment income	3.69%	[d]	4.15%	4.47%	4.63%	4.95%	[c]	5.94%
Portfolio turnover rate	15.84%		37.39%	53.01%	27.91%	122.45%		40.43%

[a]	Based on average daily shares outstanding.
[b]	Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
[c]	Effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing all premium and discount on fixed-income securities, as required. The effect of this change was as follows:

Net investment income (loss) per share	$(0.059)
Net realized and unrealized gains (losses) per share	0.059
Ratio of net investment income to average net assets	(0.53)%

Per share data and ratios for prior periods have not been restated to reflect this change in accounting policy.

[d]	Annualized.

See notes to financial statements.

TGI-10

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON GLOBAL INCOME SECURITIES FUND

Financial Highlights (continued)

	Class 3
	Period Ended June 30, 2005 (unaudited)[c]
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$15.27

Income from investment operations:
Net investment income[a]	0.13
Net realized and unrealized gains (losses)	(0.33)

Total from investment operations	(0.20)

Less distributions from net investment income	(0.97)

Net asset value, end of period	$14.10

Total return[b]	(1.36)%
Ratios/supplemental data
Net assets, end of period (000’s)	$1,385
Ratios to average net assets:
Expenses before expense reduction	1.01%	[d]
Expenses net of expense reduction	0.98%	[d]
Net investment income	3.69%	[d]
Portfolio turnover rate	15.84%

[a]	Based on average daily shares outstanding.
[b]	Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
[c]	For the period April 1, 2005 (effective date) to June 30, 2005.
[d]	Annualized.

See notes to financial statements.

TGI-11

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON GLOBAL INCOME SECURITIES FUND

Statement of Investments, June 30, 2005 (unaudited)

	PRINCIPAL AMOUNT[b]		VALUE
Long Term Investments 91.7%
Argentina 2.4%
[a]Government of Argentina, FRN, 3.01%, 8/03/12	2,215,000		$1,989,592

Australia 4.3%
New South Wales Treasury Corp., 8.00%, 3/01/08	1,990,000	AUD	1,613,472
Queensland Treasury Corp. 6.00%, 8/14/13	2,200,000	AUD	1,754,105
10/14/15	200,000	AUD	159,900

			3,527,477

Austria 2.1%
Government of Austria, 5.50%, 10/20/07	425,000	EUR	553,331
5.00%, 7/15/12	850,000	EUR	1,168,245

			1,721,576

Belgium 1.2%
Government of Belgium, 7.50%, 07/29/08	686,000	EUR	958,798

Brazil 0.4%
[a]Government of Brazil, L, FRN, 3.125%, 4/15/12	376,358		362,363

Canada 4.6%
Government of Canada, 8.75%, 12/01/05	345,000	CAD	288,596
3.00%, 6/01/06	1,700,000	CAD	1,391,527
5.75%, 9/01/06	200,000	CAD	168,847
6.00%, 6/01/11	937,000	CAD	868,754
Province of Alberta, 7.50%, 12/01/05	930,000	CAD	774,008
5.00%, 12/16/08	170,000	CAD	147,154
senior note, 7.25%, 10/28/05	150,000	CAD	124,153

			3,763,039

Denmark 1.6%
Government of Denmark, 7.00%, 11/15/07	1,450,000	DKK	262,555
5.00%, 11/15/13	3,950,000	DKK	740,511
7.00%, 11/10/24	1,300,000	DKK	313,866

			1,316,932

Finland 2.0%
Government of Finland, 5.00%, 4/25/09	660,000	EUR	876,020
5.375%, 7/04/13	540,000	EUR	766,272

			1,642,292

France 1.3%
Government of France, 4.00%, 10/25/09	845,000	EUR	1,089,138

Germany 2.3%
Government of Germany, 4.00%, 2/16/07	110,000	EUR	137,265
KfW Bankengruppe, senior note, 6.375%, 2/17/15	2,530,000	NZD	1,773,565

			1,910,830

TGI-12

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON GLOBAL INCOME SECURITIES FUND

Statement of Investments, June 30, 2005 (unaudited) (cont.)

	PRINCIPAL AMOUNT[b]		VALUE
Long Term Investments (cont.)
Greece 1.5%
Government of the Hellenic Republic, 3.25%, 6/21/07	270,000	EUR	$333,847
4.60%, 5/20/13	700,000	EUR	934,745

			1,268,592

Indonesia 5.1%
Government of Indonesia, 11.00%, 10/15/14	600,000,000	IDR	60,907
10.00%, 7/15/17	3,500,000,000	IDR	332,070
11.00%, 11/15/20	2,000,000,000	IDR	194,160
Indonesia Recapital Bond, 14.00%, 6/15/09	7,407,000,000	IDR	837,651
13.15%, 3/15/10	6,005,000,000	IDR	663,429
14.25%, 6/15/13	4,979,000,000	IDR	585,389
14.275%, 12/15/13	13,042,000,000	IDR	1,554,082

			4,227,688

Irish Republic 1.3%
Government of Ireland, 5.00%, 4/18/13	800,000	EUR	1,108,016

Italy 0.1%
Government of Italy, 7.75%, 11/01/06	41,293	EUR	53,712

Malaysia 3.3%
Government of Malaysia, 3.135%, 12/17/07	3,500,000	MYR	923,052
4.305%, 2/27/09	3,660,000	MYR	998,236
4.032%, 9/15/09	1,850,000	MYR	499,378
3.644%, 8/25/10	1,100,000	MYR	291,849

			2,712,515

Mexico 0.8%
Government of Mexico, 144A, 7.50%, 3/08/10	450,000	EUR	640,193

Netherlands 1.0%
Government of Netherlands, 3.00%, 7/15/06	150,000	EUR	183,392
5.75%, 2/15/07	488,000	EUR	625,251

			808,643

New Zealand 3.7%
Government of New Zealand, 7.00%, 7/15/09	4,230,000	NZD	3,063,018

Norway 3.7%
Government of Norway, 6.75%, 1/15/07	18,970,000	NOK	3,091,312

Peru 0.5%
[a]Government of Peru, FRN, 4.50%, 3/07/17	415,800		392,931

Philippines 1.6%
Government of Philippines, 9.00%, 2/15/13	800,000		849,080
Reg S, 9.125%, 2/22/10	330,000	EUR	446,715

			1,295,795

TGI-13

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON GLOBAL INCOME SECURITIES FUND

Statement of Investments, June 30, 2005 (unaudited) (cont.)

	PRINCIPAL AMOUNT[b]		VALUE
Long Term Investments (cont.)
Poland 7.0%
Government of Poland, 8.50%, 11/12/06	4,720,000	PLN	$1,484,868
8.50%, 5/12/07	3,290,000	PLN	1,054,777
6.00%, 5/24/09	5,840,000	PLN	1,832,051
6.25%, 10/24/15	2,490,000	PLN	840,042
5.75%, 9/23/22	1,800,000	PLN	597,071

			5,808,809

Singapore 3.8%
Government of Singapore, 4.00%, 3/01/07	3,450,000	SGD	2,115,460
2.625%, 10/01/07	1,630,000	SGD	980,436

			3,095,896

Slovak Republic 4.7%
Government of Slovakia, 4.95%, 3/05/08	4,000,000	SKK	133,839
4.80%, 4/14/09	33,500,000	SKK	1,136,067
4.90%, 2/05/10	1,000,000	SKK	34,338
8.50%, 8/17/10	30,000,000	SKK	1,189,163
7.50%, 3/13/12	19,000,000	SKK	756,395
5.00%, 1/22/13	6,000,000	SKK	211,786
4.90%, 2/11/14	4,900,000	SKK	173,777
5.30%, 5/12/19	6,700,000	SKK	252,479

			3,887,844

South Africa 0.3%
Government of South Africa, 5.25%, 5/16/13	200,000	EUR	265,957

South Korea 14.2%
Government of Korea, 4.50%, 3/05/06	2,100,000,000	KRW	2,040,272
4.50%, 9/03/06	510,000,000	KRW	496,556
6.90%, 1/16/07	1,200,000,000	KRW	1,210,995
4.75%, 3/03/07	1,600,000,000	KRW	1,566,248
3.75%, 9/10/07	1,700,000,000	KRW	1,615,509
4.75%, 3/12/08	2,883,000,000	KRW	2,839,389
4.50%, 9/09/08	1,945,000,000	KRW	1,905,455

			11,674,424

Spain 0.6%
Government of Spain, 6.00%, 1/31/08	390,000	EUR	517,176

Sweden 6.8%
Government of Sweden, 3.50%, 4/20/06	2,100,000	SEK	272,856
8.00%, 8/15/07	14,990,000	SEK	2,162,117
5.25%, 3/15/11	3,900,000	SEK	571,308
5.50%, 10/08/12	6,280,000	SEK	950,008
[c]Index Linked, 3.50%, 12/01/15	9,800,000	SEK	1,635,527

			5,591,816

TGI-14

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON GLOBAL INCOME SECURITIES FUND

Statement of Investments, June 30, 2005 (unaudited) (cont.)

	PRINCIPAL AMOUNT[b]		VALUE
Long Term Investments (cont.)
Thailand 4.4%
Government of Thailand, 8.50%, 10/14/05	82,800,000	THB	$2,036,243
8.00%, 12/08/06	50,700,000	THB	1,312,947
4.125%, 2/12/08	9,000,000	THB	222,648
8.50%, 12/08/08	1,000,000	THB	28,181

			3,600,019

Ukraine 2.2%
Government of Ukraine, 144A, 6.875%, 3/04/11	260,000		274,463
144A, 7.65%, 6/11/13	1,130,000		1,246,955
FRN, 5.36%, 8/05/09	275,000		297,000

			1,818,418

United Kingdom 0.4%
Government of United Kingdom, 7.50%, 12/07/06	175,000	GBP	328,315

Venezuela 2.5%
Government of Venezuela, 9.25%, 9/15/27	1,710,000		1,799,775
FRN, 3.09%, 4/20/11	265,000		243,800

			2,043,575

Total Long Term Investments (Cost $69,592,647)			75,576,701

Short Term Investments 3.6%
Canada 0.8%
[d]Canada Treasury Bills, 7/14/05 - 7/28/05	820,000	CAD	668,401

Norway 1.9%
[d]Norway Treasury Bills, 9/21/05 - 3/15/06	10,540,000	NOK	1,601,653

Thailand 0.9%
[d]Thailand Treasury Bills, 3/09/06 - 4/17/06	31,500,000	THB	747,262

Total Short Term Investments (Cost $3,129,737)			3,017,316

Total Investments (Cost $72,722,384) 95.3%			78,594,017
Other Assets, less Liabilities 4.7%			3,909,510

Net Assets 100.0%			$82,503,527

TGI-15

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON GLOBAL INCOME SECURITIES FUND

Statement of Investments, June 30, 2005 (unaudited) (cont.)

Currency Abbreviations:

AUD - Australian Dollar

CAD - Canadian Dollar

DKK - Danish Krone

EUR  - Euro

GBP - British Pound

IDR   - Indonesian Rupiah

KRW - Korean Won

MYR - Malaysian Ringgit

NOK - Norwegian Krone

NZD - New Zealand Dollar

PLN  - Polish Zloty

SEK  - Swedish Krona

SGD - Singapore Dollar

SKK  - Slovak Koruna

THB  - Thai Baht

Selected Portfolio Abbreviations

FRN - Floating Rate Note

[a]The	coupon shown represents the rate at period end.
[b]The	principal amount is stated in U.S. dollars unless otherwise indicated.
[c]	The redemption price at maturity is adjusted for changes in underlying inflation index. See Note 1(e).
[d]A	portion or all of the security is traded on a discount basis with no stated coupon rate.

See notes to financial statements.

TGI-16

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON GLOBAL INCOME SECURITIES FUND

Financial Statements

Statement of Assets and Liabilities

June 30, 2005 (unaudited)

Assets:
Investments in securities:
Cost	$72,722,384

Value	78,594,017
Cash	2,225,898
Foreign currency, at value (cost $12,076)	16,127
Receivables:
Capital shares sold	636,217
Interest	1,679,676

Total assets	83,151,935

Liabilities:
Payables:
Investment securities purchased	518,754
Capital shares redeemed	52,192
Affiliates	58,413
Other liabilities	19,049

Total liabilities	648,408

Net assets, at value	$82,503,527

Net assets consist of:
Undistributed net investment income	$93,580
Net unrealized appreciation (depreciation)	5,804,333
Accumulated net realized gain (loss)	(6,713,971)
Paid-in capital	83,319,585

Net assets, at value	$82,503,527

Class 1:
Net assets, at value	$46,733,270

Shares outstanding	3,277,548

Net asset value and offering price per share	$14.26

Class 2:
Net assets, at value	$34,385,284

Shares outstanding	2,438,528

Net asset value and offering price per share	$14.10

Class 3:
Net assets, at value	$1,384,973

Shares outstanding	98,230

Net asset value and offering price per share[a]	$14.10

aRedemption price is equal to net asset value less any redemption fees retained by the Fund.

See notes to financial statements.

TGI-17

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON GLOBAL INCOME SECURITIES FUND

Financial Statements (continued)

Statement of Operations

for the six months ended June 30, 2005 (unaudited)

Investment income:
Interest (net of foreign taxes of $48,374)	$1,737,823

Expenses:
Management fees (Note 3a)	232,406
Distribution fees: (Note 3c)
Class 2	32,529
Class 3	179
Unaffiliated transfer agent fees	1,010
Custodian fees (Note 4)	24,566
Reports to shareholders	13,977
Professional fees	9,060
Trustees’ fees and expenses	188
Other	1,932

Total expenses	315,847
Expense reductions (Note 4)	(12,739)

Net expenses	303,108

Net investment income	1,434,715

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments	2,361,630
Foreign currency transactions	56,203

Net realized gain (loss)	2,417,833

Net change in unrealized appreciation (depreciation) on:
Investments	(6,485,465)
Translation of assets and liabilities denominated in foreign currencies	(164,771)

Net change in unrealized appreciation (depreciation)	(6,650,236)

Net realized and unrealized gain (loss)	(4,232,403)

Net increase (decrease) in net assets resulting from operations	$(2,797,688)

See notes to financial statements.

TGI-18

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON GLOBAL INCOME SECURITIES FUND

Financial Statements (continued)

Statements of Changes in Net Assets

	Six Months Ended June 30, 2005 (unaudited)	Year Ended December 31, 2004

Increase (decrease) in net assets:
Operations:
Net investment income	$1,434,715	$2,517,578
Net realized gain (loss) from investments and foreign currency transactions	2,417,833	3,274,668
Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	(6,650,236)	2,897,782

Net increase (decrease) in net assets resulting from operations	(2,797,688)	8,690,028

Distributions to shareholders from:
Net investment income:
Class 1	(3,016,853)	(5,364,377)
Class 2	(2,073,846)	(706,986)
Class 3	(32,207)	—

Total distributions to shareholders	(5,122,906)	(6,071,363)

Capital share transactions: (Note 2)
Class 1	1,683,708	(4,352,338)
Class 2	17,688,346	13,335,159
Class 3	1,427,894	—

Total capital share transactions	20,799,948	8,982,821

Net increase (decrease) in net assets	12,879,354	11,601,486
Net assets:
Beginning of period	69,624,173	58,022,687

End of period	$82,503,527	$69,624,173

Undistributed net investment income included in net assets:
End of period	$93,580	$3,781,771

See notes to financial statements.

TGI-19

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON GLOBAL INCOME SECURITIES FUND

Notes to Financial Statements (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Variable Insurance Products Trust (the Trust) is registered under the Investment Company Act of 1940 as an open-end investment company, consisting of twenty-three separate series (the Funds). The Templeton Global Income Securities Fund (the Fund) included in this report is non-diversified. The financial statements of the remaining funds in the series are presented separately. Shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable life insurance policies or variable annuity contracts.

The following summarizes the Fund’s significant accounting policies.

a. Security Valuation

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market.

Government securities and asset-backed securities generally trade in the over-the-counter market rather than on a securities exchange. The Trust may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Trust’s pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined.

The Trust has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Some methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Trust’s Board of Trustees.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Trust’s Board of Trustees.

TGI-20

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON GLOBAL INCOME SECURITIES FUND

Notes to Financial Statements (unaudited) (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (cont.)

b. Foreign Currency Translation (cont.)

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Foreign Currency Contracts

When the Fund purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate on a specified date. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations.

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts.

d. Income Taxes

No provision has been made for U.S. income taxes because the Fund’s policy is to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income. Fund distributions to shareholders are determined on an income tax basis and may differ from net investment income and realized gains for financial reporting purposes.

e. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Distributions to shareholders are recorded on the ex-dividend date.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

Inflation-indexed bonds are fixed-income securities whose principal amount or redemption price at maturity is adjusted to the rate of inflation. Interest is accrued based on the inflation adjusted principal amount. Any increase in the principal amount of an inflation-indexed bond, which is received upon maturity, is recorded as interest income.

TGI-21

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON GLOBAL INCOME SECURITIES FUND

Notes to Financial Statements (unaudited) (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (cont.)

f. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

g. Redemption Fees

Redemptions and exchanges of Class 3 shares held 60 days or less may be subject to the Fund’s redemption fee, which is 1% of the amount redeemed. Such fees are retained by the Fund and accounted for as additional paid-in capital. There were no redemption fees for the period.

h. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

The Fund offers three classes of shares: Class 1, Class 2 and Class 3. Effective April 1, 2005, the Fund began offering a new class of shares, Class 3. Each class of shares differs by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.

At June 30, 2005, there were unlimited number of shares authorized ($0.01 par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended June 30, 2005[a]		Year Ended December 31, 2004
Class 1 Shares:	Shares	Amount	Shares	Amount
Shares sold	210,777	$3,266,117	142,426	$2,100,636
Shares issued in reinvestment of distributions	210,969	3,016,853	400,626	5,364,377
Shares redeemed	(299,068)	(4,599,262)	(788,314)	(11,817,351)

Net increase (decrease)	122,678	$1,683,708	(245,262)	$(4,352,338)

Class 2 Shares:
Shares sold	1,092,580	$16,595,383	973,769	$14,111,268
Shares issued in reinvestment of distributions	146,665	2,073,846	53,237	706,986
Shares redeemed	(65,040)	(980,883)	(98,666)	(1,483,095)

Net increase (decrease)	1,174,205	$17,688,346	928,340	$13,335,159

Class 3 Shares:
Shares sold	99,895	$1,451,326
Shares issued in reinvestment of distributions	2,233	31,575
Shares redeemed	(3,898)	(55,007)

Net increase (decrease)	98,230	$1,427,894

[a]	For the period April 1, 2005 (effective date) to June 30, 2005, for Class 3.

TGI-22

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON GLOBAL INCOME SECURITIES FUND

Notes to Financial Statements (unaudited) (continued)

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers Inc. (Advisers)	Investment manager
Franklin Templeton Services LLC (FT Services)	Administrative manager
Franklin Templeton Distributors Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services LLC (Investor Services)	Transfer agent

a. Management Fees

The Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.625%	Up to and including $100 million
0.500%	Over $100 million, up to and including $250 million
0.450%	Over $250 million, up to and including $10 billion
0.440%	Over $10 billion, up to and including $12.5 billion
0.420%	Over $12.5 billion, up to and including $15 billion
0.400%	In excess of $15 billion

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Fund.

c. Distribution Fees

The Fund reimburses Distributors up to 0.25% per year of its average daily net assets of Class 2 and Class 3, for costs incurred in marketing the Fund’s shares under a Rule 12b-1 plan.

d. Transfer Agent Fees

Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended June 30, 2005, the custodian fees were reduced as noted in the Statement of Operations.

TGI-23

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON GLOBAL INCOME SECURITIES FUND

Notes to Financial Statements (unaudited) (continued)

5. INCOME TAXES

At December 31, 2004, the Fund had tax basis capital losses which may be carried over to offset future capital gains. Such losses expire as follows:

Capital loss carryovers expiring in:
2007	$4,883,076
2008	2,370,518
2009	1,649,033
2010	177,731

$9,080,358

At June 30, 2005, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$73,854,526

Unrealized appreciation	$7,149,420
Unrealized depreciation	(2,409,929)

Net unrealized appreciation (depreciation)	$4,739,491

Net investment income differs for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions and bond discounts and premiums.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales, foreign currency transactions, and bond discounts and premiums.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short-term securities) for the period ended June 30, 2005, aggregated $25,675,306 and $11,161,345, respectively.

7. CREDIT RISK

The Fund has 15.43% of its portfolio invested in below investment grade and comparable quality unrated high yield securities, which tend to be more sensitive to economic conditions than higher rated securities. The risk of loss due to default by the issuer may be significantly greater for the holders of high yielding securities because such securities are generally unsecured and are often subordinated to other creditors of the issuer.

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

8. REGULATORY MATTERS

Investigations and settlements

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, including the Securities and Exchange Commission (“SEC”), the California Attorney General’s Office (“CAGO”), and the National Association of Securities Dealers, Inc. (“NASD”), relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares, Franklin Resources, Inc. and certain of its subsidiaries (as used in this section, together, the “Company”), as well as certain current or former executives and employees of the Company, provided documents and information in response to subpoenas and/or requests for documents, information and/or testimony. Beginning in August 2004, the Company entered into settlements with certain of the regulators and a governmental

TGI-24

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON GLOBAL INCOME SECURITIES FUND

Notes to Financial Statements (unaudited) (continued)

8. REGULATORY MATTERS (cont.)

Investigations and settlements (cont.)

entity investigating the mutual fund industry practices noted above. The Company believes that settlement of each of the matters is in the best interest of the Company and shareholders of the Franklin, Templeton, and Mutual Series mutual funds (the “funds”).

Two of the settlement agreements, those with the SEC and the CAGO concerning marketing support payments, provide that the distribution of settlement monies are to be made to the relevant funds, not to individual shareholders. The CAGO has approved the distribution plan pertaining to the distribution of the monies owed under the CAGO settlement agreement and, in accordance with the terms and conditions of that settlement, the monies were disbursed to the participating funds. The SEC has not yet approved the distribution plan pertaining to the SEC settlement. When approved, disbursements of settlement monies under the SEC’s settlement will be made promptly in accordance with the terms and conditions of that order.

Other Legal Proceedings

On April 12, 2005, the Attorney General of West Virginia filed a complaint in the Circuit Court of Marshall County, West Virginia against a number of companies engaged in the mutual fund industry, including Franklin Resources, Inc. and its subsidiary, Franklin Advisers, Inc., and certain other parties alleging violations of the West Virginia Consumer Credit and Protection Act and seeking, among other things, civil penalties and attorneys’ fees and costs. Defendants have since removed the matter to the United States District Court for the Northern District of West Virginia. To the extent applicable to the Company, the complaint arises from activity that occurred in 2001 and duplicates, in whole or in part, the allegations asserted in the February 4, 2004 Massachusetts Administrative Complaint concerning one instance of market timing (the “Administrative Complaint”) and the SEC’s findings regarding market timing in its August 2, 2004 Order (the “SEC Order”), both of which matters were previously reported.

The Company, in addition to certain Franklin, Templeton, and Mutual Series funds, and certain current and former officers, employees, and directors have been named in multiple lawsuits in different courts alleging violations of various federal securities and state laws and seeking, among other relief, monetary damages, restitution, removal of fund trustees, directors, advisers, administrators, and distributors, rescission of management contracts and 12b-1 plans, and/or attorneys’ fees and costs. Specifically, the lawsuits claim breach of duty with respect to alleged arrangements to permit market timing and/or late trading activity, or breach of duty with respect to the valuation of the portfolio securities of certain Templeton funds managed by Franklin Resources, Inc. subsidiaries, allegedly resulting in market timing activity. The majority of these lawsuits duplicate, in whole or in part, the allegations asserted in the Administrative Complaint and the SEC’s findings regarding market timing in the SEC Order. The lawsuits are styled as class actions, or derivative actions on behalf of either the named funds or Franklin Resources, Inc.

The Company, in addition to certain Franklin, Templeton, and Mutual Series funds, and certain current and former officers, employees, and directors have been named in multiple lawsuits alleging violations of various securities laws and pendent state law claims relating to the disclosure of marketing support payments and/or payment of allegedly excessive commissions and/or advisory or distribution fees, and seeking, among other relief, monetary damages, restitution, rescission of advisory contracts, including recovery of all fees paid pursuant to those contracts, an accounting of all monies paid to the named advisers, declaratory relief, injunctive relief, and/or attorneys’ fees and costs. These lawsuits are styled as class actions or derivative actions brought on behalf of the named funds.

The Company and fund management strongly believe that the claims made in each of the lawsuits described above are without merit and intends to defend against them vigorously. The Company cannot predict with certainty the eventual outcome of these lawsuits, nor whether they will have a material negative impact on the Company. Public trust and confidence are critical to the Company’s business and any material loss of investor and/or client confidence could result in a significant decline in assets under management by the Company, which would have an adverse effect on future financial results. If it is determined that the Company bears responsibility for any unlawful or inappropriate conduct that caused losses to the Trust, it is committed to making the Trust or their shareholders whole, as appropriate. The Company is committed to taking all appropriate actions to protect the interests of its funds’ shareholders.

TGI-25

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON GLOBAL INCOME SECURITIES FUND

Tax Designation (unaudited)

At December 31, 2004, more than 50% of the Fund’s total assets were invested in securities of foreign issuers. In most instances, foreign taxes were withheld from interest paid to the Fund on these investments. As shown in the table below, the Fund designates to shareholders the foreign source income and foreign taxes paid, pursuant to Section 853 of the Internal Revenue Code. This designation will allow shareholders of record on June 15, 2005, to treat their proportionate share of foreign taxes paid by the Fund as having been paid directly by them. The shareholder shall consider these amounts as foreign taxes paid in the tax year in which they receive the Fund distribution.

The following table provides a detailed analysis by country, of foreign tax paid and foreign source income as designated by the Fund, to Class 1, Class 2, and Class 3 shareholders.

	Class 1		Class 2		Class 3
Country	Foreign Tax Paid Per Share	Foreign Source Income Per Share	Foreign Tax Paid Per Share	Foreign Source Income Per Share	Foreign Tax Paid Per Share	Foreign Source Income Per Share
Australia	0.0000	0.0395	0.0000	0.0391	0.0000	0.0391
Austria	0.0000	0.0156	0.0000	0.0154	0.0000	0.0154
Belgium	0.0000	0.0169	0.0000	0.0167	0.0000	0.0167
Brazil	0.0000	0.0037	0.0000	0.0037	0.0000	0.0037
Bulgaria	0.0000	0.0001	0.0000	0.0001	0.0000	0.0001
Canada	0.0000	0.0112	0.0000	0.0111	0.0000	0.0111
Colombia	0.0000	0.0053	0.0000	0.0052	0.0000	0.0052
Denmark	0.0000	0.0094	0.0000	0.0093	0.0000	0.0093
Finland	0.0000	0.0189	0.0000	0.0187	0.0000	0.0187
France	0.0000	0.0158	0.0000	0.0157	0.0000	0.0157
Germany	0.0000	0.0096	0.0000	0.0095	0.0000	0.0095
Greece	0.0000	0.0090	0.0000	0.0089	0.0000	0.0089
Hungary	0.0000	0.0128	0.0000	0.0127	0.0000	0.0127
Indonesia	0.0080	0.0691	0.0080	0.0684	0.0080	0.0684
Ireland	0.0000	0.0110	0.0000	0.0109	0.0000	0.0109
Italy	0.0000	0.0156	0.0000	0.0154	0.0000	0.0154
Mexico	0.0000	0.0109	0.0000	0.0108	0.0000	0.0108
Netherlands	0.0000	0.0213	0.0000	0.0210	0.0000	0.0210
New Zealand	0.0000	0.0536	0.0000	0.0530	0.0000	0.0530
Norway	0.0000	0.0193	0.0000	0.0191	0.0000	0.0191
Philippines	0.0000	0.0185	0.0000	0.0183	0.0000	0.0183
Poland	0.0000	0.0244	0.0000	0.0241	0.0000	0.0241
Russia	0.0000	0.0192	0.0000	0.0190	0.0000	0.0190
Singapore	0.0000	0.0005	0.0000	0.0005	0.0000	0.0005
South Africa	0.0000	0.0023	0.0000	0.0023	0.0000	0.0023
South Korea	0.0057	0.0455	0.0057	0.0451	0.0057	0.0451
Spain	0.0000	0.0130	0.0000	0.0128	0.0000	0.0128
Sweden	0.0000	0.0515	0.0000	0.0510	0.0000	0.0510
Thailand	0.0000	0.0365	0.0000	0.0362	0.0000	0.0362
Ukraine	0.0000	0.0183	0.0000	0.0181	0.0000	0.0181
United Kingdom	0.0000	0.0042	0.0000	0.0042	0.0000	0.0042
Venezuela	0.0000	0.0398	0.0000	0.0394	0.0000	0.0394

Total	$0.0137	$0.6423	$0.0137	$0.6357	$0.0137	$0.6357

TGI-26

TEMPLETON GROWTH SECURITIES FUND

This semiannual report for Templeton Growth Securities Fund covers the period ended June 30, 2005.

Performance Summary as of 6/30/05

Templeton Growth Securities Fund – Class 1 delivered a +0.40% total return for the six-month period ended 6/30/05.

Performance reflects the Fund’s Class 1 operating expenses, but does not include any contract fees, expenses or sales charges. If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.

Templeton Growth Securities Fund – Class 1

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.

Fund Goal and Main Investments: Templeton Growth Securities Fund seeks long-term capital growth. The Fund normally invests mainly in equity securities of companies located anywhere in the world, including those in the U.S. and in emerging markets.

Performance Overview

You can find the Fund’s six-month total return in the Performance Summary. The Fund slightly outperformed its benchmark, the Morgan Stanley Capital International (MSCI) All Country (AC) World Index, which had a total return of -0.05% for the period under review.1 It also outperformed the -0.40% return of the MSCI World Index for the same period.1 The MSCI World Index is replacing the MSCI AC World Index as the Fund’s benchmark. The manager believes the composition of the MSCI World Index better reflects the Fund’s investments. Please note that index performance information is provided for reference and that we do not attempt to track the index, but rather undertake investments on the basis of fundamental research.

Economic and Market Overview

The global economy generally grew during the six-month period ended June 30, 2005. U.S. economic expansion continued for its 15th consecutive quarter. U.S. gross domestic product (GDP) grew at annualized rates of 3.8% and 3.4% in the first and second quarters. Apart from western Europe, foreign growth also appeared to be beating the expectations of a slowdown. China’s industrial production grew almost 17% in May, and Japan’s economic outlook seemed brighter after real GDP grew 4.9% annualized in the first quarter of 2005.2

Oil prices remained a major concern for the global economy, as the commodity reached a high of more than $60 per barrel in June.3 Rising energy costs impacted companies around the world, but the effect appeared to be more dramatic in continental Europe, where consumer and business sentiment were weak for a number of reasons. This region continued to face political and economic integration issues. Unemployment rates in Germany, Spain and France remained at least 10% during the period.4 Economic growth was slow and the euro

1. Source: Standard & Poor’s Micropal. One cannot invest directly in an index, nor is an index representative of the Fund’s portfolio. Please see Index Descriptions following the Fund Summaries.

2. Sources: National Bureau of Statistics, China; Economic and Social Research Institute (Japan).

3. Source: Bloomberg Energy/Commodity Service.

4. Sources: Deutsche Bundesbank (Germany); Spanish Labour Ministry (Spain); INSEE National Statistics Office (France).

Fund Risks: The Fund’s investments in stocks offer the potential for long-term gains but can be subject to short-term up-and-down price movements. Foreign investing, especially in emerging markets, involves additional risks including currency fluctuations, economic instability, and social and political developments. Because the Fund invests in bonds and other debt obligations, the Fund’s share price and yield will be affected by interest rate movements. Bond prices generally move in the opposite direction from interest rates. Thus, as the prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. High yield, lower-rated (junk) bonds generally have greater price swings and higher default risks. The Fund’s prospectus also includes a description of the main investment risks.

declined in value versus the U.S. dollar. Largely in consideration of these factors, the European Central Bank revised its growth expectations for the 12-nation euro zone. The bank lowered its GDP growth estimate to a more modest range of 1.1% to 1.7% from a December forecast of 1.4% to 2.4%. Aggravating the situation, France and the Netherlands rejected in principle the adoption of a common European constitution, which raised some uncertainty about the European Union’s political future.

Despite the predominantly weak outlook for the European economy, many European equity markets performed well during the first half of 2005. In the six-month period, European equity markets returned 10.59%, as measured by the MSCI Europe Index, using the local currencies of this index’s constituents.5 The MSCI Pacific Index, which includes Japan, returned 3.44% in local currencies for the same period.5 U.S. markets, as measured by the MSCI USA Index, returned -0.41%.5 However, due to the dollar’s recent appreciation versus other currencies, foreign-generated returns were reduced significantly after their conversion into U.S. dollars.

In the six months through June, the dollar rose 12% and 8% versus the euro and the yen. Although the dollar’s recent rise helped make foreign-based companies’ goods more competitive in U.S. markets, it had a negative effect for U.S.-based investors’ returns on European and Japanese equity investments.

Investment Strategy

Our investment philosophy is bottom-up, value-oriented and long-term. In choosing investments, we will focus on the market price of a company’s securities relative to our evaluation of the company’s potential long-term earnings, asset value and cash flow. Among factors we may consider are a company’s historical value measures, including price/earnings ratio, profit margins and liquidation value. We do in-depth research to construct a bargain list from which we buy.

5. Source: Standard & Poor’s Micropal. Please see Index Descriptions following the Fund Summaries.

Manager’s Discussion

The sectors that contributed positively to Fund performance during the reporting period were health care, consumer discretionary and industrials.6 Our overweighting in the health care sector relative to the benchmark index led us to outperform as health care stocks such as HCA, CIGNA, AmerisourceBergen and Tenet Healthcare performed well during the reporting period.

Cyclical sectors such as materials and energy weakened during the period.7 The materials and energy sectors hurt the Fund with poor performance from Stora Enso, International Paper and Bowater.

North America and Europe were regions that contributed the most to Fund performance, while Asia and Australia/New Zealand negatively impacted the Fund. Specific countries that helped performance were the U.S., France and the U.K., while Japan, Finland and Switzerland dragged on performance.

During the period under review, our bottom-up process led us to find more value in European stocks compared with North America. Thus, on average we held a substantial overweighting in Europe relative to North America, which benefited the Fund. At period-end, this valuation discrepancy was still wide.

It is important to recognize the effect of currency movements on the Fund’s performance. In general, if the value of the U.S. dollar increases compared with a foreign currency, an investment traded in that foreign currency will decrease in value because it will be worth fewer U.S. dollars. This can have a negative effect on Fund performance. Conversely, when the U.S. dollar weakens in relation to a foreign currency, an investment traded in the foreign currency will increase in value, which can contribute to Fund performance. For the six months ended June 30, 2005, the U.S. dollar rose in value relative to most non-U.S. currencies. As a result, the Fund’s performance was negatively affected by the portfolio’s substantial investment in securities with non-U.S. currency exposure.

6. The health care sector comprises health care equipment and supplies, health care providers and services, and pharmaceuticals in the SOI. The consumer discretionary sector comprises auto components; automobiles; household durables; leisure equipment and products; hotels, restaurants and leisure; diversified consumer services; media; and specialty retail in the SOI. The industrials sector comprises aerospace and defense, industrial conglomerates, commercial services and supplies, air freight and logistics, and airlines in the SOI.

7. The materials sector comprises chemicals, metals and mining, and paper and forest products in the SOI. The energy sector comprises energy equipment and services; and oil, gas and consumable fuels in the SOI.

Top 10 Holdings

Templeton Growth Securities Fund 6/30/05

Company Sector/Industry, Country	% of Total Net Assets

GlaxoSmithKline PLC	2.0%
Pharmaceuticals, U.K.

Shell Transport & Trading Co. PLC	1.8%
Oil, Gas & Consumable Fuels, U.K.

BP PLC	1.5%
Oil, Gas & Consumable Fuels, U.K.

Nestle SA	1.5%
Food Products, Switzerland

AmerisourceBergen Corp.	1.4%
Health Care Providers & Services, U.S.

News Corp. Ltd., A	1.4%
Media, U.S.

Unilever NV	1.4%
Food Products, Netherlands

Cheung Kong Holdings Ltd.	1.4%
Real Estate, Hong Kong

Royal Bank of Scotland Group PLC	1.3%
Commercial Banks, U.K.

Tenet Healthcare Corp.	1.3%
Health Care Providers & Services, U.S.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments.

Thank you for your participation in Templeton Growth Securities Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2005, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the adviser makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Fund Expenses

As an investor in a variable insurance contract (“Contract”) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract level.

•	Transaction expenses can include sales charges (loads) on purchases, redemption fees, surrender fees, transfer fees and premium taxes.

•	Ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees and other fees and expenses. All mutual funds and Contracts have some types of ongoing expenses.

The expenses shown in the table below are meant to highlight ongoing expenses at the Fund level only and do not include ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract levels. While the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.

The table shows Fund-level ongoing expenses and can help you understand these expenses and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the six months indicated. Please refer to the Fund prospectus for additional information on operating expenses.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table below provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of ongoing Fund expenses, but does not include the effect of ongoing Contract expenses.

You can estimate the Fund-level expenses you incurred during the period, by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.

If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.

2.	Multiply the result by the number under the heading “Fund-Level Expenses Incurred During Period.”

If Fund-Level Expenses Incurred During Period were $7.50, then 8.6 × $7.50 = $64.50.

Templeton Growth Securities Fund – Class 1

In this illustration, the estimated expenses incurred this period at the Fund level are $64.50.

Hypothetical Example for Comparison with Other Mutual Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing expenses of the Fund with those of other mutual funds offered through the Contract. This information may not be used to estimate the actual ending account balance or expenses you incurred during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Fund-Level Expenses Incurred During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds offered through a Contract.

Class 1	Beginning Account Value 12/31/04	Ending Account Value 6/30/05	Fund-Level Expenses Incurred During Period* 12/31/04-6/30/05
Actual	$1,000	$1,004.00	$4.12
Hypothetical (5% return before expenses)	$1,000	$1,020.68	$4.16

*Expenses are equal to the annualized expense ratio for the Fund’s Class 1 shares (0.83%), which does not include any ongoing expenses of the Contract for which the Fund is an investment option, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

TG P-1

SUPPLEMENT DATED AUGUST 15, 2005

TO THE PROSPECTUSES OF

TEMPLETON GROWTH SECURITIES FUND

A SERIES OF FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

DATED MAY 1, 2005

The prospectuses are amended as follows:

I	The last paragraph under the “MANAGEMENT” section, appearing on page TG-5 for Class 1 and TG-6 for Class 2, is replaced with the following:

The Fund pays Global Advisors a fee for managing its assets and providing certain administrative facilities and services to the Fund. The fee is equal to a monthly rate based on average daily net assets at the following annual rate, effective as of May 1, 2005:

1.000% of the value of net assets up to and including $100 million;

0.900% of the value of net assets over $100 million, up to and including $250 million;

0.800% of the value of net assets over $250 million, up to and including $500 million;

0.750% of the value of net assets over $500 million, up to and including $1 billion;

0.700% of the value of net assets over $1 billion, up to and including $5 billion;

0.675% of the value of net assets over $5 billion, up to and including $10 billion;

0.655% of the value of net assets over $10 billion, up to and including $15 billion;

0.635% of the value of net assets over $15 billion, up to and including $20 billion; and

0.615% of the value of net assets over $20 billion.

II.	The section “Fees and Expenses” on page TG-5 is replaced with the following:

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table and the example do not include any fees or sales charges imposed by the variable insurance contract for which the Fund is an investment option. If they were included, the costs shown below would be higher. Investors should consult the contract prospectus or disclosure document for more information.

SHAREHOLDER FEES

(fees paid directly from your investment)

	Class 1	Class 2
Maximum sales charge (load) imposed on purchases	N/A	N/A

ANNUAL FUND OPERATING EXPENSES¹

(expenses deducted from Fund assets)

	Class 1		Class 2
Management fees	0.77	%²	0.77	%²
Distribution and service (12b-1) fees	0.00		0.25	%³
Other Expenses	0.07%		0.07%
Total annual Fund operating expenses	0.84%		1.09%

1.	Expenses have been restated to reflect management fee rates that became effective as of May 1, 2005, as though such fee rates had been in effect for the fiscal year ended December 31, 2004.
2.	The Fund administration fee is paid indirectly through the management fee.
3.	While the maximum amount payable under the Fund’s Class 2 rule 12b-1 plan is 0.35% per year of the Fund’s average daily net assets, the Fund’s Board of Trustees has set the current rate at 0.25% per year through May 1, 2006.

EXAMPLE¹

This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

•	You invest $10,000 for the periods shown;
•	Your investment has a 5% return each year; and
•	The Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class 1	$86	$268	$466	$1,037
Class 2	$111	$347	$601	$1,329

1.	The example has been restated to reflect management fee rates that became effective as of May 1, 2005, as though such fee rates had been in effect for the fiscal year ended December 31, 2004.

Please keep this supplement for future reference.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON GROWTH SECURITIES FUND

Financial Highlights

	Class 1
	Six Months Ended June 30, 2005 (unaudited)	Year Ended December 31,
		2004	2003	2002	2001	2000

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$12.98	$11.31	$8.67	$11.09	$13.76	$15.63

Income from investment operations:
Net investment income[a]	0.16	0.21	0.17	0.17	0.26	0.30
Net realized and unrealized gains (losses)	(0.11)	1.61	2.63	(2.13)	(0.36)	(0.15)

Total from investment operations	0.05	1.82	2.80	(1.96)	(0.10)	0.15

Less distributions from:
Net investment income	(0.16)	(0.15)	(0.16)	(0.24)	(0.28)	(0.27)
Net realized gains	—	—	—	(0.22)	(2.29)	(1.75)

Total distributions	(0.16)	(0.15)	(0.16)	(0.46)	(2.57)	(2.02)

Net asset value, end of period	$12.87	$12.98	$11.31	$8.67	$11.09	$13.76

Total return[b]	0.40%	16.25%	32.62%	(18.32)%	(0.98)%	1.74%
Ratios/supplemental data
Net assets, end of period (000’s)	$762,687	$800,118	$769,339	$665,537	$966,725	$1,163,637
Ratios to average net assets:
Expenses	0.83% [c]	0.86%	0.88%	0.87%	0.85%	0.88%
Net investment income	2.45% [c]	1.75%	1.74%	1.69%	2.13%	2.18%
Portfolio turnover rate	5.71%	19.13%	37.43%	30.67%	31.05%	69.67%

[a]	Based on average daily shares outstanding.
[b]	Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
[c]	Annualized.

See notes to financial statements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON GROWTH SECURITIES FUND

Financial Highlights (continued)

	Class 2
	Six Months Ended June 30, 2005 (unaudited)	Year Ended December 31,
		2004	2003	2002	2001	2000

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$12.83	$11.19	$8.59	$11.01	$13.69	$15.60

Income from investment operations:
Net investment income[a]	0.14	0.17	0.13	0.13	0.21	0.25
Net realized and unrealized gains (losses)	(0.10)	1.61	2.62	(2.10)	(0.34)	(0.15)

Total from investment operations	0.04	1.78	2.75	(1.97)	(0.13)	0.10

Less distributions from:
Net investment income	(0.15)	(0.14)	(0.15)	(0.23)	(0.26)	(0.26)
Net realized gains	—	—	—	(0.22)	(2.29)	(1.75)

Total distributions	(0.15)	(0.14)	(0.15)	(0.45)	(2.55)	(2.01)

Net asset value, end of period	$12.72	$12.83	$11.19	$8.59	$11.01	$13.69

Total return[b]	0.27%	16.03%	32.13%	(18.49)%	(1.31)%	1.47%
Ratios/supplemental data
Net assets, end of period (000’s)	$1,494,282	$1,189,112	$511,659	$190,054	$113,925	$79,043
Ratios to average net assets:
Expenses	1.08% [c]	1.11%	1.13%	1.12%	1.10%	1.12%
Net investment income	2.20% [c]	1.50%	1.49%	1.44%	1.80%	1.87%
Portfolio turnover rate	5.71%	19.13%	37.43%	30.67%	31.05%	69.67%

[a]	Based on average daily shares outstanding.
[b]	Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
[c]	Annualized.

See notes to financial statements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON GROWTH SECURITIES FUND

Statement of Investments, June 30, 2005 (unaudited)

	COUNTRY	SHARES	VALUE
Common Stocks 87.9%
Aerospace & Defense 3.1%
BAE Systems PLC	United Kingdom	4,170,218	$21,440,902
BAE Systems PLC, 144A	United Kingdom	36,352	186,901
Boeing Co.	United States	145,925	9,631,050
Raytheon Co.	United States	538,040	21,048,125
[a]Rolls-Royce Group PLC	United Kingdom	3,292,060	16,940,654
Rolls-Royce Group PLC, B	United Kingdom	164,603,000	296,351

			69,543,983

Air Freight & Logistics 0.7%
Deutsche Post AG	Germany	632,190	14,763,467

Airlines 0.5%
Singapore Airlines Ltd.	Singapore	1,720,100	11,424,491

Auto Components 0.5%
Valeo SA	France	237,933	10,681,002

Automobiles 0.5%
Volkswagen AG	Germany	258,907	11,826,171

Capital Markets 2.5%
[b]Bank of New York Co. Inc.	United States	547,160	15,747,265
Morgan Stanley	United States	100,000	5,247,000
Nomura Holdings Inc.	Japan	1,641,173	19,648,471
UBS AG	Switzerland	213,966	16,692,620

			57,335,356

Chemicals 2.3%
Akzo Nobel NV	Netherlands	493,365	19,449,249
BASF AG	Germany	79,240	5,273,398
Bayer AG, Br.	Germany	359,780	12,023,866
[a]Syngenta AG	Switzerland	149,581	15,392,209

			52,138,722

Commercial Banks 4.4%
Banco Santander Central Hispano SA	Spain	1,320,501	15,322,893
Hana Bank	South Korea	160,040	4,285,266
Kookmin Bank	South Korea	399,100	18,151,431
Lloyds TSB Group PLC	United Kingdom	1,032,660	8,750,259
Mitsubishi Tokyo Financial Group Inc.	Japan	1,370	11,630,909
Royal Bank of Scotland Group PLC	United Kingdom	465,316	14,054,259
Royal Bank of Scotland Group PLC, 144A	United Kingdom	524,192	15,832,531
Standard Chartered PLC	United Kingdom	577,823	10,558,382

			98,585,930

Commercial Services & Supplies 1.3%
Rentokil Initial PLC	United Kingdom	5,968,960	17,082,126
Securitas AB, B	Sweden	764,565	12,767,372

			29,849,498

Computers & Peripherals 0.8%
[a]Maxtor Corp.	United States	1,145,880	5,958,576
[a]Seagate Technology	United States	740,005	12,987,088

			18,945,664

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON GROWTH SECURITIES FUND

Statement of Investments, June 30, 2005 (unaudited) (cont.)

	COUNTRY	SHARES	VALUE
Common Stocks (cont.)
Diversified Consumer Services 1.0%
H&R Block Inc.	United States	399,040	$23,283,984

Diversified Telecommunication Services 5.1%
BCE Inc.	Canada	857,316	20,293,987
Belgacom SA, 144A	Belgium	273,600	9,352,290
KT Corp., ADR	South Korea	1,011,735	21,752,303
Nippon Telegraph & Telephone Corp.	Japan	4,272	18,307,470
SBC Communications Inc.	United States	441,280	10,480,400
TDC AS	Denmark	430,274	18,447,052
Telefonos de Mexico SA de CV (Telmex), L, ADR	Mexico	900,930	17,018,568

			115,652,070

Electric Utilities 3.1%
DTE Energy Co.	United States	562,475	26,306,956
E.ON AG	Germany	215,295	19,194,066
Endesa SA	Spain	456,005	10,709,731
Hong Kong Electric Holdings Ltd.	Hong Kong	2,867,498	13,099,748

			69,310,501

Electronic Equipment & Instruments 1.2%
[a]Celestica Inc.	Canada	403,440	5,406,096
Hitachi Ltd.	Japan	3,522,500	21,419,749

			26,825,845

Energy Equipment & Services 0.9%
Noble Corp.	United States	347,400	21,368,574

Food & Staples Retailing 1.9%
Albertson’s Inc.	United States	494,700	10,230,396
[a]Kroger Co.	United States	764,261	14,543,887
William Morrison Supermarkets PLC	United Kingdom	5,425,896	18,079,516

			42,853,799

Food Products 4.3%
Cadbury Schweppes PLC	United Kingdom	1,872,591	17,880,206
H.J. Heinz Co.	United States	385,405	13,651,045
Nestle SA	Switzerland	134,129	34,322,291
Unilever NV	Netherlands	494,090	32,074,449

			97,927,991

Health Care Equipment & Supplies 0.9%
Olympus Corp.	Japan	1,007,820	19,367,165

Health Care Providers & Services 3.9%
AmerisourceBergen Corp.	United States	473,255	32,725,583
CIGNA Corp.	United States	95,717	10,244,591
HCA Inc.	United States	264,750	15,003,382
[a]Tenet Healthcare Corp.	United States	2,430,795	29,752,931

			87,726,487

Hotels Restaurants & Leisure 2.1%
Accor SA	France	518,800	24,337,681
Compass Group PLC	United Kingdom	5,531,447	23,237,210

			47,574,891

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON GROWTH SECURITIES FUND

Statement of Investments, June 30, 2005 (unaudited) (cont.)

	COUNTRY	SHARES	VALUE
Common Stocks (cont.)
Household Durables 1.6%
Koninklijke Philips Electronics NV	Netherlands	707,950	$17,903,267
Sony Corp.	Japan	499,300	17,207,921

			35,111,188

Industrial Conglomerates 1.9%
Siemens AG	Germany	275,005	20,098,375
Smiths Group PLC	United Kingdom	1,080,061	17,781,409
Tyco International Ltd.	United States	166,120	4,850,704

			42,730,488

Insurance 4.5%
ACE Ltd.	Bermuda	297,200	13,329,420
American International Group Inc.	United States	426,225	24,763,672
AXA SA	France	186,960	4,675,979
Swiss Reinsurance Co.	Switzerland	356,000	21,885,474
Willis Group Holdings Ltd.	United States	699,486	22,887,182
XL Capital Ltd., A	Bermuda	185,292	13,789,431

			101,331,158

IT Services 0.7%
Electronic Data Systems Corp.	United States	850,184	16,366,042

Leisure Equipment & Products 0.9%
Fuji Photo Film Co. Ltd.	Japan	632,600	20,375,153
Mattel Inc.	United States	8,600	157,380

			20,532,533

Media 7.3%
British Sky Broadcasting Group PLC	United Kingdom	3,115,083	29,437,063
[a]DIRECTV Group Inc.	United States	1,549,949	24,024,209
[a]Interpublic Group of Cos. Inc.	United States	705,615	8,594,391
News Corp. Ltd., A	United States	1,987,618	32,159,659
Pearson PLC	United Kingdom	1,638,975	19,305,030
Reed Elsevier NV	Netherlands	1,506,550	21,000,007
VNU NV	Netherlands	676,392	18,881,195
Wolters Kluwer NV	Netherlands	614,359	11,760,130

			165,161,684

Metals & Mining 1.8%
Barrick Gold Corp.	Canada	745,345	18,655,985
BHP Billiton PLC	United Kingdom	836,750	10,672,793
POSCO	South Korea	61,332	10,819,807

			40,148,585

Multi-Utilities 1.0%
National Grid Transco PLC	United Kingdom	2,334,378	22,644,985

Office Electronics 0.6%
Konica Minolta Holdings Ltd.	Japan	1,366,000	12,767,737

Oil, Gas & Consumable Fuels 6.9%
BP PLC	United Kingdom	3,352,343	34,892,089
El Paso Corp.	United States	2,365,589	27,251,585
Eni SpA	Italy	1,081,305	27,881,432
Repsol YPF SA	Spain	919,148	23,533,392

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON GROWTH SECURITIES FUND

Statement of Investments, June 30, 2005 (unaudited) (cont.)

	COUNTRY	SHARES	VALUE
Common Stocks (cont.)
Oil, Gas & Consumable Fuels (cont.)
Shell Transport & Trading Co. PLC	United Kingdom	4,151,083	$40,361,160
TransCanada Corp.	Canada	89,875	2,365,170

			156,284,828

Paper & Forest Products 3.1%
Bowater Inc.	United States	237,925	7,701,632
International Paper Co.	United States	397,330	12,003,339
[b]Sappi Ltd.	South Africa	1,292,979	14,327,605
Stora Enso OYJ, R	Finland	1,496,678	19,141,977
UPM-Kymmene Corp.	Finland	862,805	16,547,231

			69,721,784

Pharmaceuticals 9.3%
Abbott Laboratories	United States	313,207	15,350,275
Bristol-Myers Squibb Co.	United States	1,087,500	27,165,750
GlaxoSmithKline PLC	United Kingdom	1,827,690	44,234,413
Merck & Co. Inc.	United States	919,925	28,333,690
Novartis AG	Switzerland	412,490	19,646,212
Pfizer Inc.	United States	1,013,950	27,964,741
Sanofi-Aventis	France	223,721	18,380,611
Shire Pharmaceuticals Group PLC	United Kingdom	930,490	10,201,535
Takeda Pharmaceutical Co. Ltd.	Japan	357,000	17,714,724

			208,991,951

Real Estate 2.1%
Cheung Kong Holdings Ltd.	Hong Kong	3,266,499	31,841,729
Swire Pacific Ltd., A	Hong Kong	1,652,800	14,622,596

			46,464,325

Semiconductors & Semiconductor Equipment 0.7%
Samsung Electronics Co. Ltd.	South Korea	33,440	15,968,449

Software 1.4%
[a]BMC Software Inc.	United States	70,500	1,265,475
[a]Cadence Design Systems Inc.	United States	791,490	10,811,753
[a]Check Point Software Technologies Ltd.	Israel	155,110	3,071,178
Nintendo Co. Ltd.	Japan	160,000	16,744,858

			31,893,264

Specialty Retail 0.2%
[a]Office Depot Inc.	United States	187,200	4,275,648

Wireless Telecommunication Services 2.9%
KDDI Corp.	Japan	4,365	20,202,499
SK Telecom Co. Ltd.	South Korea	80,853	14,224,501
SK Telecom Co. Ltd., ADR	South Korea	303,380	6,188,952
Vodafone Group PLC	United Kingdom	10,110,694	24,633,281

			65,249,233

Total Common Stocks (Cost $1,741,783,149)			1,982,629,473

Preferred Stocks 0.6%
Automobiles 0.2%
Volkswagen AG, pfd.	Germany	108,300	3,787,127

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON GROWTH SECURITIES FUND

Statement of Investments, June 30, 2005 (unaudited) (cont.)

	COUNTRY	SHARES	VALUE
Preferred Stocks (cont.)
Metals & Mining 0.4%
Cia Vale do Rio Doce, ADR, pfd., A	Brazil	415,500	$10,553,700

Total Preferred Stocks (Cost $6,373,138)			14,340,827

Total Long Term Investments (Cost $1,748,156,287)			1,996,970,300

		PRINCIPAL AMOUNT
Short Term Investments 11.3%
U.S. Government and Agency Securities 2.9%
[c]Federal Home Loan Bank, 7/01/05		$55,013,000	55,008,950
[c]U.S. Treasury Bill, 9/22/05		10,070,000	10,000,386

Total U.S. Government and Agency Securities (Cost $65,007,755)			65,009,336

Total Investments before Repurchase Agreements (Cost $1,813,164,042)			2,061,979,636

Repurchase Agreements 8.4%
[d]Paribas Corp., 3.20%, 7/01/05 (Maturity Value $100,008,889) Collaterized by U.S. Government Agency Securities, 2.625 - 4.125%, 9/17/07 - 9/01/09	United States	100,000,000	100,000,000
[d]BZW Securities Inc., 2.85%, 7/01/05 (Maturity Value $90,007,125) Collateralized by [c]U.S. Treasury Bills, 7/07/05	United States	90,000,000	90,000,000

Total Repurchase Agreements (Cost $190,000,000)			190,000,000

Total Investments (Cost $2,003,164,042) 99.8%			2,251,979,636
Other Assets, less Liabilities 0.2%			4,988,777

Net Assets 100.0%			$2,256,968,413

Selected Portfolio Abbreviations

ADR - American Depository Receipt

PLC -  Public Limited Co.

[a]	Non-income producing.
[b]	See Note 1(d) regarding securities purchased on a when-issued or delayed delivery basis.
[c]	A portion or all of the security is traded on a discount basis with no stated coupon rate.
[d]	See Note 1(c) regarding repurchase agreements.

See notes to financial statements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON GROWTH SECURITIES FUND

Financial Statements

Statement of Assets and Liabilities

June 30, 2005 (unaudited)

Assets:
Investments in securities:
Cost - Unaffiliated issuers	$1,813,164,042
Cost - Repurchase agreements	190,000,000

Total cost of investments	$2,003,164,042

Value - Unaffiliated issuers	$2,061,979,636
Value - Repurchase agreements	190,000,000

Total value of investments	2,251,979,636
Cash	210,766
Foreign currency, at value (cost $664,550)	665,773
Receivables:
Investment securities sold	3,839,330
Capital shares sold	4,089,650
Dividends	5,017,788

Total assets	2,265,802,943

Liabilities:
Payables:
Investment securities purchased	5,807,548
Capital shares redeemed	613,858
Affiliates	1,960,238
Other liabilities	452,886

Total liabilities	8,834,530

Net assets, at value	$2,256,968,413

Net assets consist of:
Undistributed net investment income	$21,403,582
Net unrealized appreciation (depreciation)	248,710,758
Accumulated net realized gain (loss)	19,235,852
Paid-in capital	1,967,618,221

Net assets, at value	$2,256,968,413

Class 1:
Net assets, at value	$762,686,587

Shares outstanding	59,278,083

Net asset value and offering price per share	$12.87

Class 2:
Net assets, at value	$1,494,281,826

Shares outstanding	117,480,879

Net asset value and offering price per share	$12.72

See notes to financial statements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON GROWTH SECURITIES FUND

Financial Statements (continued)

Statement of Operations

for the six months ended June 30, 2005 (unaudited)

Investment income:
Dividends (net of foreign taxes of $2,781,720)	$31,039,995
Interest	2,898,918
Other income (Note 8)	135,407

Total investment income	34,074,320

Expenses:
Management fees (Note 3a)	7,982,815
Distribution fees - Class 2 (Note 3c)	1,626,731
Unaffiliated transfer agent fees	7,603
Custodian fees (Note 4)	239,558
Reports to shareholders	307,645
Professional fees	44,684
Trustees’ fees and expenses	5,880
Other	35,069

Total expenses	10,249,985
Expense reductions (Note 4)	(467)

Net expenses	10,249,518

Net investment income	23,824,802

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments (net of foreign taxes of $74,106)	30,439,436
Foreign currency transactions	65,220

Net realized gain (loss)	30,504,656

Net change in unrealized appreciation (depreciation) on:
Investments	(48,631,506)
Translation of assets and liabilities denominated in foreign currencies	(213,606)

Net change in unrealized appreciation (depreciation)	(48,845,112)

Net realized and unrealized gain (loss)	(18,340,456)

Net increase (decrease) in net assets resulting from operations	$5,484,346

See notes to financial statements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON GROWTH SECURITIES FUND

Financial Statements (continued)

Statements of Changes in Net Assets

	Six Months Ended June 30, 2005 (unaudited)	Year Ended December 31, 2004

Increase (decrease) in net assets:
Operations:
Net investment income	$23,824,802	$24,981,340
Net realized gain (loss) from investments and foreign currency transactions	30,504,656	67,841,923
Net change in unrealized appreciation (depreciation) on investments, translation of assets and liabilities denominated in foreign currencies and deferred taxes	(48,845,112)	160,661,227

Net increase (decrease) in net assets resulting from operations	5,484,346	253,484,490
Distributions to shareholders from:
Net investment income:
Class 1	(9,572,633)	(9,645,451)
Class 2	(16,496,404)	(8,547,806)

Total distributions to shareholders	(26,069,037)	(18,193,257)
Capital share transactions: (Note 2)
Class 1	(30,929,884)	(75,091,706)
Class 2	319,252,919	548,032,814

Total capital share transactions	288,323,035	472,941,108

Net increase (decrease) in net assets	267,738,344	708,232,341
Net assets:
Beginning of period	1,989,230,069	1,280,997,728

End of period	$2,256,968,413	$1,989,230,069

Undistributed net investment income included in net assets:
End of period	$21,403,582	$23,647,817

See notes to financial statements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON GROWTH SECURITIES FUND

Notes to Financial Statements (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Variable Insurance Products Trust (the Trust) is registered under the Investment Company Act of 1940 as an open-end investment company, consisting of twenty-three separate series (the Funds). The Templeton Growth Securities Fund (the Fund) included in this report is diversified. The financial statements of the remaining funds in the series are presented separately. Shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable life insurance policies or variable annuity contracts.

The following summarizes the Fund’s significant accounting policies.

a. Security Valuation

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market.

Corporate debt securities and government securities generally trade in the over-the-counter market rather than on a securities exchange. The Trust may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Trust’s pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined.

The Trust has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Some methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Trust’s Board of Trustees.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Trust’s Board of Trustees.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON GROWTH SECURITIES FUND

Notes to Financial Statements (unaudited) (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (cont.)

b. Foreign Currency Translation (cont.)

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Repurchase Agreements

The Fund may enter into repurchase agreements, which are accounted for as a loan by the Fund to the seller, collateralized by securities which are delivered to the Fund’s custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the Funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. Repurchase agreements are valued at cost. At June 30, 2005, all repurchase agreements held by the Fund had been entered into on that date.

d. Securities Purchased on a When-Issued or Delayed Delivery Basis

The Fund may purchase securities on a when-issued or delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

e. Foreign Currency Contracts

When the Fund purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate on a specified date. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations.

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts.

f. Income and Deferred Taxes

No provision has been made for U.S. income taxes because the Fund’s policy is to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income. Fund distributions to shareholders are determined on an income tax basis and may differ from net investment income and realized gains for financial reporting purposes.

The Fund is subject to a tax imposed on net realized gains on securities of certain foreign countries. The Fund records an estimated deferred tax liability for net unrealized gains on these securities in an amount that would be payable if the securities were disposed of on the valuation date.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON GROWTH SECURITIES FUND

Notes to Financial Statements (unaudited) (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (cont.)

g. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

h. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

i. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

The Fund offers two classes of shares: Class 1 and Class 2. Each class of shares differs by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.

At June 30, 2005, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended June 30, 2005		Year Ended December 31, 2004
Class 1 Shares:	Shares	Amount	Shares	Amount
Shares sold	930,697	$12,031,008	1,256,557	$14,860,796
Shares issued in reinvestment of distributions	740,916	9,572,633	835,104	9,645,451
Shares redeemed	(4,047,124)	(52,533,525)	(8,487,240)	(99,597,953)

Net increase (decrease)	(2,375,511)	$(30,929,884)	(6,395,579)	$(75,091,706)

Class 2 Shares:
Shares sold	29,773,017	$381,536,606	50,615,234	$589,822,365
Shares issued in reinvestment of distributions	1,291,809	16,496,404	747,186	8,547,806
Shares redeemed	(6,264,478)	(78,780,091)	(4,387,645)	(50,337,357)

Net increase (decrease)	24,800,348	$319,252,919	46,974,775	$548,032,814

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON GROWTH SECURITIES FUND

Notes to Financial Statements (unaudited) (continued)

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Templeton Global Advisors Ltd. (TGAL)	Investment manager
Templeton Asset Management Ltd. (TAML)	Investment manager
Franklin Templeton Services LLC (FT Services)	Administrative manager
Franklin Templeton Distributors Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services LLC (Investor Services)	Transfer agent

a. Management Fees

Effective May 1, 2005, the Fund pays an investment management fee to TGAL based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
1.000%	Up to and including $100 million
0.900%	Over $100 million, up to and including $250 million
0.800%	Over $250 million, up to and including $500 million
0.750%	Over $500 million, up to and including $1 billion
0.700%	Over $1 billion, up to and including $5 billion
0.675%	Over $5 billion, up to and including $10 billion
0.655%	Over $10 billion, up to and including $15 billion
0.635%	Over $15 billion, up to and including $20 billion
0.615%	In excess of $20 billion

Prior to May 1, 2005, the Fund paid an investment management fee to TGAL based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
1.000%	Up to and including $100 million
0.900%	Over $100 million, up to and including $250 million
0.800%	Over $250 million, up to and including $500 million
0.750%	In excess of $500 million

Under a subadvisory agreement, TAML, an affiliate of TGAL, provides subadvisory services to the Fund and receives from TGAL fees based on the average daily net assets of the Fund.

b. Administrative Fees

Under an agreement with TGAL, FT Services provides administrative services to the Fund. The fee is paid by TGAL based on average daily net assets, and is not an additional expense of the Fund.

c. Distribution Fees

The Fund reimburses Distributors up to 0.25% per year of its average daily net assets of Class 2, for costs incurred in marketing the Fund’s shares under a Rule 12b-1 plan.

d. Transfer Agent Fees

Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON GROWTH SECURITIES FUND

Notes to Financial Statements (unaudited) (continued)

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended June 30, 2005, the custodian fees were reduced as noted in the Statement of Operations.

5. INCOME TAXES

At December 31, 2004, the Fund had tax basis capital losses of $11,265,016 which may be carried over to offset future capital gains. Such losses expire in 2011.

At December 31, 2004, the Fund had deferred currency losses occurring subsequent to October 31, 2004 of $3,788. For tax purposes, such losses will be reflected in the year ending December 31, 2005.

At June 30, 2005, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$2,003,306,978

Unrealized appreciation	318,260,584
Unrealized depreciation	(69,587,926)

Net unrealized appreciation (depreciation)	$248,672,658

Net investment income differs for financial statement and tax purposes primarily due to differing treatment of foreign currency transactions.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales and foreign currency transactions.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short-term securities) for the period ended June 30, 2005, aggregated $410,870,657 and $106,679,544, respectively.

7. CREDIT RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

8. REGULATORY MATTERS

Investigations and Settlements

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, including the Securities and Exchange Commission (“SEC”), the California Attorney General’s Office (“CAGO”), and the National Association of Securities Dealers, Inc. (“NASD”), relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares, Franklin Resources, Inc. and certain of its subsidiaries (as used in this section, together, the “Company”), as well as certain current or former executives and employees of the Company, provided documents and information in response to subpoenas and/or requests for documents, information and/ or testimony. Beginning in August 2004, the Company entered into settlements with certain of the regulators and a governmental

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON GROWTH SECURITIES FUND

Notes to Financial Statements (unaudited) (continued)

8. REGULATORY MATTERS (cont.)

Investigations and Settlements (cont.)

entity investigating the mutual fund industry practices noted above. The Company believes that settlement of each of the matters is in the best interest of the Company and shareholders of the Franklin, Templeton, and Mutual Series mutual funds (the “funds”).

Two of the settlement agreements, those with the SEC and the CAGO concerning marketing support payments, provide that the distribution of settlement monies are to be made to the relevant funds, not to individual shareholders. The CAGO has approved the distribution plan pertaining to the distribution of the monies owed under the CAGO settlement agreement and, in accordance with the terms and conditions of that settlement, the monies were disbursed to the participating funds and are recorded as other income in the current period. The SEC has not yet approved the distribution plan pertaining to the SEC settlement. When approved, disbursements of settlement monies under the SEC’s settlement will be made promptly in accordance with the terms and conditions of that order.

Other Legal Proceedings

On April 12, 2005, the Attorney General of West Virginia filed a complaint in the Circuit Court of Marshall County, West Virginia against a number of companies engaged in the mutual fund industry, including Franklin Resources, Inc. and its subsidiary, Franklin Advisers, Inc., and certain other parties alleging violations of the West Virginia Consumer Credit and Protection Act and seeking, among other things, civil penalties and attorneys’ fees and costs. Defendants have since removed the matter to the United States District Court for the Northern District of West Virginia. To the extent applicable to the Company, the complaint arises from activity that occurred in 2001 and duplicates, in whole or in part, the allegations asserted in the February 4, 2004 Massachusetts Administrative Complaint concerning one instance of market timing (the “Administrative Complaint”) and the SEC’s findings regarding market timing in its August 2, 2004 Order (the “SEC Order”), both of which matters were previously reported.

The Company, in addition to certain Franklin, Templeton, and Mutual Series funds, and certain current and former officers, employees, and directors have been named in multiple lawsuits in different courts alleging violations of various federal securities and state laws and seeking, among other relief, monetary damages, restitution, removal of fund trustees, directors, advisers, administrators, and distributors, rescission of management contracts and 12b-1 plans, and/or attorneys’ fees and costs. Specifically, the lawsuits claim breach of duty with respect to alleged arrangements to permit market timing and/or late trading activity, or breach of duty with respect to the valuation of the portfolio securities of certain Templeton funds managed by Franklin Resources, Inc. subsidiaries, allegedly resulting in market timing activity. The majority of these lawsuits duplicate, in whole or in part, the allegations asserted in the Administrative Complaint and the SEC’s findings regarding market timing in the SEC Order. The lawsuits are styled as class actions, or derivative actions on behalf of either the named funds or Franklin Resources, Inc.

The Company, in addition to certain Franklin, Templeton, and Mutual Series funds, and certain current and former officers, employees, and directors have been named in multiple lawsuits alleging violations of various securities laws and pendent state law claims relating to the disclosure of marketing support payments and/or payment of allegedly excessive commissions and/or advisory or distribution fees, and seeking, among other relief, monetary damages, restitution, rescission of advisory contracts, including recovery of all fees paid pursuant to those contracts, an accounting of all monies paid to the named advisers, declaratory relief, injunctive relief, and/or attorneys’ fees and costs. These lawsuits are styled as class actions or derivative actions brought on behalf of the named funds.

The Company and fund management strongly believe that the claims made in each of the lawsuits described above are without merit and intends to defend against them vigorously. The Company cannot predict with certainty the eventual outcome of these lawsuits, nor whether they will have a material negative impact on the Company. Public trust and confidence are critical to the Company’s business and any material loss of investor and/or client confidence could result in a significant decline in assets under management by the Company, which would have an adverse effect on future financial results. If it is determined that the Company bears responsibility for any unlawful or inappropriate conduct that caused losses to the Trust, it is committed to making the Trust or their shareholders whole, as appropriate. The Company is committed to taking all appropriate actions to protect the interests of its funds’ shareholders.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON GROWTH SECURITIES FUND

Tax Designation (unaudited)

At December 31, 2004, more than 50% of the Templeton Growth Securities Fund’s total assets were invested in securities of foreign issuers. In most instances, foreign taxes were withheld from dividends paid to the Fund on these investments. As shown in the table below, the Fund designates to shareholders the foreign source income and foreign taxes paid, pursuant to Section 853 of the Internal Revenue Code. This designation will allow shareholders of record on June 15, 2005, to treat their proportionate share of foreign taxes paid by the Fund as having been paid directly by them. The shareholder shall consider these amounts as foreign taxes paid in the tax year in which they receive the Fund distribution.

The following table provides a detailed analysis by country of foreign taxes paid and foreign source income as designated by the Fund, to Class 1 and Class 2 shareholders.

	Class 1		Class 2
Country	Foreign Tax Paid Per Share	Foreign Source Income Per Share	Foreign Tax Paid Per Share	Foreign Source Income Per Share
Bermuda	0.0000	0.0024	0.0000	0.0022
Brazil	0.0002	0.0012	0.0002	0.0010
Canada	0.0009	0.0044	0.0009	0.0039
Denmark	0.0007	0.0034	0.0007	0.0031
Finland	0.0010	0.0047	0.0010	0.0042
France	0.0010	0.0048	0.0010	0.0043
Germany	0.0015	0.0069	0.0015	0.0062
Hong Kong	0.0000	0.0080	0.0000	0.0072
India	0.0000	0.0003	0.0000	0.0003
Italy	0.0009	0.0040	0.0009	0.0036
Japan	0.0004	0.0042	0.0004	0.0038
Mexico	0.0000	0.0020	0.0000	0.0018
Netherlands	0.0018	0.0082	0.0018	0.0074
Singapore	0.0000	0.0019	0.0000	0.0017
South Korea	0.0025	0.0107	0.0025	0.0096
Spain	0.0010	0.0055	0.0010	0.0049
Sweden	0.0005	0.0024	0.0005	0.0022
Switzerland	0.0011	0.0062	0.0011	0.0056
United Kingdom	0.0029	0.0593	0.0029	0.0537

Total	$0.0164	$0.1405	$0.0164	$0.1267

INDEX DESCRIPTIONS

The indexes are unmanaged and include reinvested distributions.

Citigroup World Government Bond Index is market capitalization weighted and tracks total returns of government bonds in 17 developed countries globally.

Consumer Price Index (CPI), calculated by the U.S. Bureau of Labor Statistics, is a commonly used measure of the inflation rate.

Credit Suisse First Boston (CSFB) High Yield Index is designed to mirror the investable universe of the U.S. dollar-denominated high yield debt market.

Dow Jones Industrial Average (the Dow) is price weighted based on the average market price of 30 blue chip stocks of companies that are generally industry leaders.

Dow Jones Wilshire Real Estate Securities Index is a broad measure of the performance of publicly traded real estate securities, such as real estate investment trusts and real estate operating companies. The index is capitalization weighted and rebalanced monthly, and returns are calculated on a buy-and-hold basis.

HSBC Asian Local Bond Index (ALBI) tracks total return performance of a bond portfolio, which consists of local-currency denominated, high quality and liquid bonds in Asia ex-Japan. Local bond market returns are from country sub-indexes of the HSBC ALBI.

J.P. Morgan (JPM) Emerging Markets Bond Index Global (EMBIG) tracks total returns for U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans and Eurobonds.

J.P. Morgan (JPM) Euro Emerging Markets Bond Index Global (EMBIG) tracks total returns for euro-denominated, straight fixed coupon instruments issued by emerging market sovereign and quasi-sovereign entities.

J.P. Morgan (JPM) Government Bond Index (GBI) Global tracks total returns of government bonds in developed countries globally. The bonds included in the index are weighted according to their market capitalization. The index is unhedged and expressed in terms of $US.

Lehman Brothers U.S. Aggregate Index represents securities that are SEC-registered, taxable and dollar denominated. The index covers the U.S. investment grade fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities and asset-backed securities. All issues included must have at least one year to final maturity and must be rated investment grade (Baa3 or better) by Moody’s Investors Service. They must be publicly issued, fixed rate, and have at least par amount outstanding. They must also be dollar denominated and non-convertible. Total return includes price appreciation/depreciation and income as a percentage of the original investment. The index is rebalanced monthly by market capitalization.

Lehman Brothers U.S. Intermediate Government Bond Index includes securities issued by the U.S. Treasury or agency. These include public obligations of the U.S. Treasury with remaining maturity of one year or more and publicly issued debt of U.S. governmental agencies, quasi-federal corporations, and corporate or foreign debt. All issues included must have one to ten years to final maturity and must be rated investment grade (Baa3 or better) by Moody’s Investors Service. They must also be dollar-denominated and non-convertible. Total return includes price appreciation/depreciation and income as a percentage of the original investment. The index is rebalanced monthly by market capitalization.

Lipper General Bond Funds Objective Average is an equally weighted average calculation of performance figures for all funds within the Lipper General Bond Funds classification in the Lipper Open-End underlying funds universe. Lipper General Bond Funds do not have any quality or maturity restrictions, and intend to keep a bulk of assets in corporate and government debt issues. For the six-month period ended 6/30/05, there were 49 funds in this category. Lipper calculations do not include contract fees, expenses or sales charges, and may have been different if such charges had been considered.

Lipper VIP Equity Income Funds Objective Average is an equally weighted average calculation of performance figures for all funds within the Lipper Equity Income Funds classification in the Lipper VIP underlying funds universe. Lipper Equity Income Funds seek relatively high current income and growth of income through investing at least 60% of their portfolio in equity securities. For the six-month period ended 6/30/05, there were 63 funds in this category. Lipper calculations do not include contract fees, expenses or sales charges, and may have been different if such charges had been considered.

Lipper VIP General U.S. Government Funds Objective Average is an equally weighted average calculation of performance figures for all funds within the Lipper U.S. Government Funds classification in the Lipper VIP underlying funds universe. Lipper U.S. Government Funds invest primarily in U.S. government and Agency issues. For the six-month period ended 6/30/05, there were 56 funds in this category. Lipper calculations do not include contract fees, expenses or sales charges, and may have been different if such charges had been considered.

Lipper VIP High Current Yield Funds Objective Average is an equally weighted average calculation of performance figures for all funds within the Lipper High Current Yield Funds classification in the Lipper VIP underlying funds universe. Lipper U.S. High Current Yield Funds aim at high (relative) current yield from fixed income securities, have no quality or maturity restrictions, and tend to invest in lower grade debt issues. For the six-month period ended 6/30/05, there were 89 funds in this category. Lipper calculations do not include contract fees, expenses or sales charges, and may have been different if such charges had been considered.

Lipper VIP Income Funds Objective Average is an equally weighted average calculation of performance figures for all funds within the Lipper Income Funds classification in the Lipper VIP underlying funds universe. Lipper Income Funds seek a high level of current income by investing in income-producing stocks, bonds and money market instruments. For the six-month period ended 6/30/05, there were 20 funds in this category. Lipper calculations do not include contract fees, expenses or sales charges, and may have been different if such charges had been considered.

Merrill Lynch 2-, 5- and 10-Year Zero Coupon Bond Indexes include zero coupon bonds that pay no interest and are issued at a discount from redemption price.

Merrill Lynch U.S. Treasury STRIPs 1-Year Index is a constant maturity STRIP (Separate Trading of Registered Interest and Principal of Securities) index that tracks rate-of-return performance for specific points on the STRIPs yield curve. The index is composed of a single synthetic security rolled daily so as to achieve a 1-year constant maturity.

Morgan Stanley Capital International (MSCI) All Country (AC) World Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed and emerging markets.

Morgan Stanley Capital International (MSCI) Emerging Markets (EM) Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global emerging markets.

Morgan Stanley Capital International (MSCI) Europe Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in Europe.

Morgan Stanley Capital International (MSCI) Europe Australasia Far East (EAFE) Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets excluding the U.S. and Canada.

Morgan Stanley Capital International (MSCI) Pacific Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in the Pacific region.

Morgan Stanley Capital International (MSCI) USA Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in the U.S.

Morgan Stanley Capital International (MSCI) World Index is a free float-adjusted, market capitalization-weighted index designed to measure equity performance in global developed markets.

National Association of Securities Dealers Automated Quotations (NASDAQ) Composite Index measures all domestic and international common stocks listed on The NASDAQ Stock Market. The index is market value weighted and includes over 3,000 companies.

Russell 1000 Growth Index is market capitalization weighted and measures performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000 Index is market capitalization weighted and measures performance of the 1,000 largest companies in the Russell 3000 Index, which represent approximately 92% of total market capitalization of the Russell 3000 Index.

Russell 1000 Value Index is market capitalization weighted and measures performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000 Index is market capitalization weighted and measures performance of the 2,000 smallest companies in the Russell 3000 Index, which represent approximately 8% of total market capitalization of the Russell 3000 Index.

Russell 2000 Value Index is market capitalization weighted and measures performance of those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2500 Growth Index is market capitalization weighted and measures performance of those Russell 2500 Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 2500 Value Index is market capitalization weighted and measures performance of those Russell 2500 Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 3000 Growth Index is market capitalization weighted and measures performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap Growth Index is market capitalization weighted and measures performance of those Russell Midcap Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap Value Index is market capitalization weighted and measures performance of those Russell Midcap Index companies with lower price-to-book ratios and lower forecasted growth values.

Standard & Poor’s 500 Composite Index (S&P 500) consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock’s weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance.

Standard & Poor’s/International Finance Corporation Investable (S&P/IFCI) Composite Index is a free float-adjusted, market capitalization-weighted index designed to measure the equity performance of global emerging markets stocks.

Standard & Poor’s 500 Electric Utilities Index is a market capitalization-weighted index that includes utility stocks in the S&P 500.

Proxy Voting Policies and Procedures

The Trust has established Proxy Voting Policies and Procedures (“Policies”) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/847-2268 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

PV-1

SEMIANNUAL REPORT

The Phoenix Edge Series Fund

Variable Products Fund

June 30, 2005

PHOENIX®

MESSAGE FROM THE CHAIRMAN

Dear Shareholder:

I encourage you to review this semiannual report for The Phoenix Series Edge Fund, for the six months ended June 30, 2005.

At mid-year, the United States economy is growing at a more moderate pace than we experienced in 2004. Inflation concerns seem to be subsiding after peaking this spring, despite continued high energy prices. The equity markets remained sluggish through the first half of 2005, giving back some of the gains from last fall’s post-presidential election rally. The Federal Reserve (the “Fed”) has continued to tighten interest rates and instituted its ninth consecutive 25 basis point rate hike on June 30. As a result of the Fed’s efforts, the Treasury yield curve has flattened considerably over the past year, with short rates rising while rates for longer dated maturities declining. The combination of moderate economic growth and low inflation should provide a favorable environment for both the equity and fixed income markets in the second half of the year.

No matter what the market brings, short-term performance changes should not distract you from your long-term financial plan. Keep in mind that finding the best balance of performance and protection requires discipline and diversification.1 Now may be an opportune time for you to review your portfolio with your financial advisor to make sure that your asset allocation remains on target.

Sincerely,

Philip R. McLoughlin
Chairman, The Phoenix Edge Series Fund

July 2005

[1]	Diversification does not guarantee against a loss, and there is no guarantee that a diversified portfolio will outperform a non-diversified portfolio.

The preceding information is the opinion of the Chairman of The Phoenix Edge Series Fund Board of Trustees. There is no guarantee that market forecasts discussed will be realized.

THIS PAGE INTENTIONALLY BLANK.

Not FDIC Insured	No Bank Gurantee	May Lose Value

GLOSSARY

ADR (American Depositary Receipt)

Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.

AMBAC (American Municipal Bond Assurance Corporation)

One of the largest insurers of new municipal bond offerings.

Basis Point (bp)

One-hundredth of a percentage point (0.01%). Basis points are often used to measure changes in or differences between yields on fixed income securities, since these often change by very small amounts.

Federal Reserve (the “Fed”)

The central bank of the United States, responsible for controlling the money supply, interest rates and credit with the goal of keeping the U.S. economy and currency stable. Governed by a seven-member board, the system includes 12 regional Federal Reserve Banks, 25 branches and all national and state banks that are part of the system.

FGIC (Financial Guaranty Insurance Company)

A leading financial guaranty insurance company providing triple-A credit enhancement on public finance, structured finance and asset-backed securities.

FSA (Financial Security Assurance, Inc.)

A leading provider of Aaa/AAA/AAA financial guaranty insurance for asset-backed securities, municipal bonds and other structured obligations in the global markets.

JPY

Japanese Yen.

MBIA (Municipal Bond Insurance Association)

One of the largest insurers of financial obligations for municipalities, not-for-profit organizations, banks, insurance and finance companies, and other private-sector entities in the primary and secondary markets. Provides triple-A-rating guarantee as an unconditional and irrevocable guarantee of full principal and interest payment.

New York shares (Guilder Shares)

Shares representing Dutch companies that are not permitted to trade outside of national borders.

REITs (Real Estate Investment Trusts)

Real estate investment trusts are typically publicly traded companies that own, develop and operate income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.

Sponsored ADR

An ADR which is issued with the cooperation of the company whose stock will underlie the ADR. These shares carry all the rights of the common share such as voting rights. ADRs must be sponsored to be able to trade on the NYSE.

USD

United States Dollar.

Yield curve

A line chart that shows interest rates at a specific point in time for securities of equivalent quality but with different maturities. A “normal or positive” yield curve indicates that short-term securities have a lower interest rate than long-term securities; an “inverted or negative” yield curve indicates short-term rates are exceeding long-term rates; and a “flat yield curve” means short- and long-term rates are about the same.

PHOENIX-GOODWIN MONEY MARKET SERIES

ABOUT YOUR SERIES EXPENSES (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Money Market Series, you incur ongoing costs including investment advisory fees and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the series and to compare these costs with the ongoing costs of investing in other mutual funds. This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your series and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect additional fees and expenses associated with the annuity or life insurance policy through which you invest. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if the annuity or life insurance policy costs were included, your costs could have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

Money Market Series	Beginning Account Value December 31,2004	Ending Account Value June 30, 2005	Expenses Paid During Period*
Actual	$1,000.00	$1,010.10	$3.20

Hypothetical (5% return before expenses)	1,000.00	1,021.57	3.23

*	Expenses are equal to the series’ annualized expense ratio of 0.64%, which includes waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.

You can find more information about the series’ expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to the prospectus.

PHOENIX-GOODWIN MONEY MARKET SERIES

Sector Weightings (Unaudited)	6/30/05

As a percentage of total investments

SCHEDULE OF INVESTMENTS

JUNE 30, 2005

(Unaudited)

FACE VALUE (000)	DESCRIPTION	INTEREST RATE	MATURITY DATE	VALUE
FEDERAL AGENCY SECURITIES—10.3%
$2,500	FHLMC	7.00%	7/15/05	$2,504,505
2,500	FFCB	2.13	7/20/05	2,498,714
2,500	FHLB	1.50	8/19/05	2,494,463
2,500	FHLB	2.13	9/1/05	2,499,558
2,500	FHLMC	2.88	9/15/05	2,500,488
2,500	FHLB(b)	3.14	9/16/05	2,499,435

TOTAL FEDERAL AGENCY SECURITIES				14,997,163

			RESET DATE
FEDERAL AGENCY SECURITIES—VARIABLE(b)—2.4%
96	SBA (Final Maturity 1/25/21)	3.50	7/1/05	95,631
481	SBA (Final Maturity 10/25/22)	3.25	7/1/05	479,400
825	SBA (Final Maturity 11/25/21)	3.38	7/1/05	824,473
308	SBA (Final Maturity 2/25/23)	3.25	7/1/05	308,204
329	SBA (Final Maturity 2/25/23)	3.25	7/1/05	329,345
526	SBA (Final Maturity 3/25/24)	3.38	7/1/05	525,679
130	SBA (Final Maturity 5/25/21)	3.25	7/1/05	130,076
869	SBA (Final Maturity 9/25/23)	3.13	7/1/05	865,671

TOTAL FEDERAL AGENCY SECURITIES—VARIABLE				3,558,479

			MATURITY DATE
COMMERCIAL PAPER—82.2%
2,905	Clipper Receivables Co. LLC	3.05	7/1/05	2,905,000
2,520	CAFCO LLC	3.06	7/5/05	2,519,143
3,600	Verizon Network Funding Corp.	3.08	7/5/05	3,598,768
1,435	BellSouth Corp.	3.09	7/6/05	1,434,384
2,250	CIT Group, Inc.	3.07	7/6/05	2,249,041
2,500	Clipper Receivables Co. LLC	3.05	7/7/05	2,498,729
1,225	Gemini Securitization LLC	3.06	7/7/05	1,224,375
2,700	Danske Corp.	3.06	7/8/05	2,698,393
2,835	Cargill, Inc.	3.18	7/11/05	2,832,496
2,130	Gemini Securitization LLC	3.09	7/11/05	2,128,172
3,000	NetJets, Inc.	3.07	7/12/05	2,997,186
2,500	Du Pont (E.I.) de Nemours & Co.	3.13	7/13/05	2,497,392
2,000	Govco, Inc.	3.09	7/14/05	1,997,768
3,000	Preferred Receivables Funding Corp.	3.17	7/14/05	2,996,566
580	CAFCO LLC	3.10	7/18/05	579,151
3,000	Golden Peanut Co. LLC	3.10	7/18/05	2,995,608

See Notes to Financial Statements

PHOENIX-GOODWIN MONEY MARKET SERIES

FACE VALUE (000)	DESCRIPTION	INTEREST RATE	MATURITY DATE	VALUE
COMMERCIAL PAPER—continued
$1,300	Govco, Inc.	3.10%	7/18/05	$1,298,097
3,000	ABN-AMRO NA Finance, Inc.	3.08	7/19/05	2,995,380
1,405	Gemini Securitization LLC	3.18	7/19/05	1,402,766
1,000	Ranger Funding Co. LLC	3.16	7/20/05	998,332
2,326	George Street Finance LLC	3.24	7/21/05	2,321,813
1,200	George Street Finance LLC	3.27	7/21/05	1,197,820
3,591	George Street Finance LLC	3.30	7/21/05	3,584,416
1,130	Govco, Inc.	3.11	7/22/05	1,127,950
3,600	International Lease Finance Corp.	3.13	7/22/05	3,593,427
3,550	CIT Group, Inc.	3.12	7/25/05	3,542,616
2,000	General Electric Capital Corp.	3.29	7/25/05	1,995,613
1,735	Ranger Funding Co. LLC	3.27	7/25/05	1,731,218
2,500	UBS Finance Delaware LLC	3.18	7/25/05	2,494,700
3,035	ABN-AMRO NA Finance, Inc.	3.10	7/26/05	3,028,466
1,625	Golden Peanut Co. LLC	3.13	7/26/05	1,621,468
2,945	Goldman Sachs Group, Inc.	3.26	7/27/05	2,938,066
3,555	Ranger Funding Co. LLC	3.28	7/27/05	3,546,579
3,500	Colgate-Palmolive Co.	3.25	7/28/05	3,491,469
3,000	Kimberly-Clark Corp.	3.25	7/29/05	2,992,417
2,550	General Electric Capital Corp.	3.27	8/2/05	2,542,588
1,000	UBS Finance Delaware LLC	3.17	8/8/05	996,659
1,300	CAFCO LLC	3.13	8/9/05	1,295,592
400	CAFCO LLC	3.16	8/9/05	398,631
2,500	Verizon Network Funding Corp.	3.29	8/9/05	2,491,090
1,270	CAFCO LLC	3.23	8/11/05	1,265,328
1,050	Danske Corp.	3.30	8/11/05	1,046,054
1,489	Govco, Inc.	3.22	8/12/05	1,483,406
2,000	International Lease Finance Corp.	3.17	8/12/05	1,992,603
3,000	Alpine Securitization Corp.	3.20	8/17/05	2,987,467
1,300	ABN-AMRO NA Finance, Inc.	3.32	8/23/05	1,293,646
3,500	Bank of America Corp.	2.95	8/23/05	3,484,799
1,100	Danske Corp.	3.25	8/24/05	1,094,638
2,625	Procter & Gamble Co.	3.19	8/24/05	2,612,439
3,100	Preferred Receivables Funding Corp.	3.23	8/29/05	3,083,590
2,100	Danske Corp.	3.35	8/31/05	2,088,080
2,500	Private Export Funding Corp.	3.16	9/6/05	2,485,297
3,500	Bank of America Corp.	3.12	9/12/05	3,477,857

TOTAL COMMERCIAL PAPER				120,174,549

MEDIUM TERM NOTES—5.5%
2,500	General Electric Capital Corp.(b)	3.48	3/29/06	2,500,965
500	Wells Fargo & Co.(c)	6.88	4/1/06	511,811
5,000	HSH Nordbank AG 144A(b)(d)	3.30	7/18/06	5,000,000

TOTAL MEDIUM TERM NOTES				8,012,776

TOTAL INVESTMENTS—100.4% (Identified cost $146,742,967)				146,742,967	(a)
Other assets and liabilities, net—(0.4)%				(565,232)

NET ASSETS—100.0%				$146,177,735

(a)	Federal Income Tax Information: At June 30, 2005, the aggregate cost of securities for federal income tax purposes was the same for book and tax purposes.

(b)	Variable or step coupon security; interest rate shown reflects the rate currently in effect.

(c)	The interest rate shown is the coupon rate.

(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, these securities amounted to a value of $5,000,000 or 3.4% of net assets.

See Notes to Financial Statements

PHOENIX-GOODWIN MONEY MARKET SERIES

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2005

(Unaudited)

Assets
Investment securities at value (identified cost $146,742,967)	$146,742,967
Cash	5,657
Receivables
Fund shares sold	226,891
Interest	192,080
Investment securities sold	20,924
Prepaid expenses	14,918

Total assets	147,203,437

Liabilities
Payables
Fund shares repurchased	873,883
Investment advisory fee	47,436
Dividend distributions	13,165
Financial agent fee	9,624
Administration fee	8,657
Trustees’ fee	3,401
Accrued expenses	69,536

Total liabilities	1,025,702

Net Assets	$146,177,735

Net Assets Consist of:
Capital paid in on shares of beneficial interest	$146,177,735

Net Assets	$146,177,735

Shares of beneficial interest outstanding, $1 par value, unlimited authorization	14,617,838

Net asset value and offering price per share	$10.00

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2005

(Unaudited)

Investment Income
Interest	$2,043,523

Total investment income	2,043,523

Expenses
Investment advisory fee	308,302
Financial agent fee	57,423
Administration fee	56,265
Printing	17,223
Professional	14,337
Custodian	13,290
Trustees	6,859
Miscellaneous	22,957

Total expenses	496,656
Custodian fees paid indirectly	(1,513)

Net expenses	495,143

Net investment income	$1,548,380

See Notes to Financial Statements

PHOENIX-GOODWIN MONEY MARKET SERIES

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004
From Operations
Net investment income (loss)	$1,548,380	$1,408,895

Increase (decrease) in net assets resulting from operations	1,548,380	1,408,895

From Distributions to Shareholders
Net investment income	(1,548,380)	(1,408,895)

Decrease in net assets from distributions to shareholders	(1,548,380)	(1,408,895)

From Share Transactions*
Proceeds from sales of shares (5,220,523 and 11,035,645 shares, respectively)	52,205,231	110,356,450
Net asset value of shares issued from reinvestment of distributions (154,838 and 140,890 shares, respectively)	1 548 380	1,408,895
Cost of shares repurchased (6,457,144 and 15,741,381 shares, respectively)	(64,571,446)	(157,413,868)

Increase (decrease) in net assets from share transactions	(10,817,835)	(45,648,523)

Net increase (decrease) in net assets	(10,817,835)	(45,648,523)
Net Assets
Beginning of period	156,995,570	202,644,093

End of period	$146,177,735	$156,995,570

*	Prior year subscriptions of 24,383,055 shares, $243,830,555 and redemptions of 29,088,791 shares, $290,887,973 have been reclassified to conform with the current period presentation to present such activity on a shareholder basis. Reclassified subscription and redemption amounts have not been audited.

FINANCIAL HIGHLIGHTS

(Selected data for a share outstanding throughout the indicated period)

	Six Months Ended June 30, 2005 (Unaudited)		Year Ended December 31,
			2004	2003	2002	2001	2000
Net asset value, beginning of period	$10.00		$10.00	$10.00	$10.00	$10.00	$10.00
Income from investment operations
Net investment income (loss)	0.10		0.08	0.07	0.14	0.38	0.59
Net realized gain	—		—	—	—	— (1)	—

Total from investment operations	0.10		0.08	0.07	0.14	0.38	0.59

Less distributions
Dividends from net investment income	(0.10)		(0.08)	(0.07)	(0.14)	(0.38)	(0.59)
Distributions from net realized gains	—		—	—	—	— (1)	—

Total distributions	(0.10)		(0.08)	(0.07)	(0.14)	(0.38)	(0.59)

Net asset value, end of period	$10.00		$10.00	$10.00	$10.00	$10.00	$10.00

Total return	1.01	%(3)	0.79%	0.68%	1.42%	3.82%	6.03%

Ratios/supplemental data:
Net assets, end of period (thousands)	$146,178		$156,996	$202,644	$255,759	$260,629	$179,968
Ratio to average net assets of:
Net operating expenses	0.64	%(2)	0.64%	0.59%	0.56%	0.55%	0.55%
Gross operating expenses	0.64	%(2)	0.64%	0.59%	0.56%	0.60%	0.58%
Net investment income	2.01	%(2)	0.77%	0.69%	1.41%	3.63%	5.83%

(1)	Amount is less than $0.01.

(2)	Annualized.

(3)	Not annualized.

See Notes to Financial Statements

THE PHOENIX EDGE SERIES FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2005

(Unaudited)

Note 1—Organization

The Phoenix Edge Series Fund (the “Fund”) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund is organized with series which are available only to the subaccounts of the Phoenix Life Variable Accumulation Account, Phoenix Life Variable Universal Life Account, PHL Variable Accumulation Account, PHLVIC Variable Universal Life Account, Phoenix Life and Annuity Variable Universal Life Account, and Phoenix Life Separate Accounts B, C and D.

The Fund is comprised of 22 series (each a “series”) each having a distinct investment objective as outlined below:

Fund Name	Investment Objective
Phoenix-Aberdeen International Series (“Aberdeen International”)	High total return consistent with reasonable risk.

Phoenix-AIM Growth Series (“AIM Growth”)	Long-term growth of capital.

Phoenix-Alger Small-Cap Growth Series (“Alger Small-Cap Growth”)	Long-term capital growth.

Phoenix-Alliance/Bernstein Enhanced Index Series (“Alliance/Bernstein Enhanced Index”)	High total return.

Phoenix-Duff & Phelps Real Estate Securities Series (“Duff & Phelps Real Estate Securities”)	Capital appreciation and income with approximately equal emphasis.

Phoenix-Engemann Capital Growth Series (“Engemann Capital Growth”)	Intermediate and long-term capital appreciation with income as a secondary consideration.

Phoenix-Engemann Growth and Income Series (“Engemann Growth and Income”)	Dividend growth, current income and capital appreciation.

Phoenix-Engemann Small-Cap Growth Series (“Engemann Small-Cap Growth”)	Long-term growth of capital.

Phoenix-Engemann Strategic Allocation Series (“Engemann Strategic Allocation”)	High total return over an extended period of time consistent with prudent investment risk.

Phoenix-Engemann Value Equity Series (“Engemann Value Equity”)	Long-term capital appreciation with current income as a secondary consideration.

Phoenix-Goodwin Money Market Series (“Goodwin Money Market”)	As high a level of current income as is consistent with the preservation of capital and maintenance of liquidity.

Phoenix-Goodwin Multi-Sector Fixed Income Series (“Goodwin Multi-Sector Fixed Income”)	Long-term total return.

Phoenix-Goodwin Multi-Sector Short Term Bond Series (“Goodwin Multi-Sector Short Term Bond”)	To provide high current income while attempting to limit changes in the series’ net asset value per share caused by interest rate changes.

Phoenix-Kayne Rising Dividends Series (“Kayne Rising Dividends”)	Long-term capital appreciation with dividend income as a secondary consideration.

Phoenix-Kayne Small-Cap Quality Value Series (“Kayne Small-Cap Quality Value”)	Long-term capital appreciation with dividend income as a secondary consideration.

Phoenix-Lazard International Equity Select Series (“Lazard International Equity Select”)	Long-term capital appreciation.

Phoenix-Northern Dow 30 Series (“Northern Dow 30”)	To track the total return of the Dow Jones Industrial Average(SM) before series’ expenses.

Phoenix-Northern Nasdaq-100 Index® Series (“Northern Nasdaq-100 Index®”)	To track the total return of the NASDAQ-100 Index® before series’ expenses.

Phoenix-Sanford Bernstein Mid-Cap Value Series (“Sanford Bernstein Mid-Cap Value”)	Long-term capital appreciation with current income as a secondary consideration.

Phoenix-Sanford Bernstein Small-Cap Value Series (“Sanford Bernstein Small-Cap Value”)	Long-term capital appreciation by investing primarily in small-capitalization stocks that appear to be undervalued with current income as a secondary consideration.

Phoenix Mid-Cap Growth Series (“Mid-Cap Growth”)	Capital appreciation.

Phoenix Strategic Theme Series (“Strategic Theme”)	Long-term capital appreciation.

THE PHOENIX EDGE SERIES FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2005

(Unaudited)

Note 2—Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A.	Security Valuation

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.

Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value.

As required, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the Trustees.

Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the series calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

On June 30, 2005, The Phoenix-Aberdeen International Series utilized fair value pricing for its foreign common stock.

Certain securities held by the Fund were valued on the basis of a price provided by a principal market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold. At June 30, 2005, the total value of these securities represented approximately the following percentage of net assets:

Series	Percentage of Net Assets
Goodwin Multi-Sector Short Term Bond	5.1%

Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

Goodwin Money Market uses the amortized cost method of security valuation absent extraordinary or unusual market conditions. In the opinion of the Trustees, this represents the fair value of the securities. The Trustees monitor the deviations between the net asset value per share as determined by using available market quotations and its net asset value per share using amortized cost. If the deviation exceeds 1/2 of 1%, the Board of Trustees will consider what action, if any, should be initiated to provide fair valuation. Using this method, the series attempts to maintain a constant net asset value of $10 per share.

B.	Security Transactions and Related Income

Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the series is notified. Interest income is recorded on the accrual basis. Each series amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C.	Income Taxes

Each series is treated as a separate taxable entity. It is the policy of each series in the Fund to comply with the requirements of the Internal Revenue Code (the “Code”) and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.

Certain series may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each series will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which they invest.

D.	Distributions to Shareholders

Distributions are declared and recorded by each series on the ex-dividend date. For the Money Market Series, income distributions are declared and recorded daily. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.

THE PHOENIX EDGE SERIES FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2005

(Unaudited)

E.	Expenses

Expenses incurred by the Fund with respect to more than one series are allocated in proportion to the net assets of each series, except where allocation of direct expense to each series or an alternative allocation method can be more appropriately made.

F.	Foreign Currency Translation

Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid, is treated as a gain or loss on foreign currency. The Fund does not isolate that portion of the results of operations arising from changes in exchange rates and that portion arising from changes in the market prices of securities.

G.	Forward Currency Contracts

Certain series may enter into forward currency contracts in conjunction with the planned purchase or sale of foreign denominated securities in order to hedge the U.S. dollar cost or proceeds. Forward currency contracts involve, to varying degrees, elements of market risk in excess of the amount recognized in the Statements of Assets and Liabilities. Risks arise from possible movements in foreign exchange rates or if the counterparty does not perform under the contract.

A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders and their customers. The contract is marked-to-market daily and the change in market value is recorded by each series as unrealized gain or loss. When the contract is closed or offset with the same counterparty, the series records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset.

At June 30, 2005, the following series had entered into forward currency contracts:

	Contract to Receive	In Exchange for	Settlement Date	Value	Net Unrealized Appreciation (Depreciation)
Engemann Strategic Allocation	16,109,400 JPY	USD 150,000	7/11/05	$145,428	$(4,572)
	82,711,200 JPY	USD 778,825	9/13/05	751,479	(27,346)

					$(31,918)

Goodwin Multi-Sector Fixed Income	402,735,000 JPY	USD 3,750,000	7/11/05	3,635,716	(114,284)
	212,400,000 JPY	USD 2,000,000	9/13/05	1,929,776	(70,224)
	129,236,250 JPY	USD 1,216,914	9/13/05	1,174,185	(42,729)

					$(227,237)

Goodwin Multi-Sector Short Term Bond	24,164,100 JPY	USD 226,748	7/11/05	218,143	(8,605)
	20,677,800 JPY	USD 194,706	9/13/05	187,870	(6,836)
	47,790,000 JPY	USD 450,000	9/13/05	434,200	(15,800)

					$(31,241)

H.	Foreign Security Country Determination

A combination of the following criteria is used to assign the countries of risk listed in the schedules of investments: country of incorporation, actual building address, primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated.

I.	Futures Contracts

A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. Certain series may enter into financial futures contracts as a hedge against anticipated changes in the market value of their portfolio securities. Upon entering into a futures contract, the series is required to pledge to the broker an amount of cash and/or securities equal to the “initial margin” requirements of the futures exchange on which the contract is traded. Pursuant to the contract, the series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the series as unrealized gains or losses. When the contract is closed, the series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the series is that the change in value of the futures contract may not correspond to the change in value of the hedged instruments.

THE PHOENIX EDGE SERIES FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2005

(Unaudited)

At June 30, 2005, the following series had entered into futures contracts as follows:

	Expiration Date	Number of Contracts	Value of Contracts when Opened	Market Value of Contracts	Net Unrealized Appreciation (Depreciation)
Northern Dow 30 Dow Jones Industrial Average Index	September ’05	4	$423,500	$412,080	$(11,420)

Northern Nasdaq-100 Index® Nasdaq-100 Index®	September ’05	12	368,484	360,720	(7,764)

J.	REIT Investments

With respect to Duff & Phelps Real Estate Securities Series, dividend income is recorded using management’s estimate of the income included in distributions received from the REIT investments. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

K.	When-Issued and Delayed Delivery Transactions

Certain series may engage in when-issued or delayed delivery transactions. Each series records when-issued and delayed delivery securities on the trade date. Each series maintains collateral for the securities purchased. Securities purchased on a when-issued or delayed delivery basis begin earning interest on the settlement date.

L.	Repurchase Agreements

A repurchase agreement is a transaction where a series acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. Each series, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the series in the event of default by the seller. If the seller defaults and the value of the collateral declines, or if the seller enters insolvency proceedings, realization of collateral may be delayed or limited.

M.	Swap Agreements

Certain series may invest in swap agreements, including interest rate, foreign currency, total return, or credit default swaps. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument.

Interest rate and foreign currency swaps involve the exchange by the series with another party of their respective commitments to pay or receive interest or foreign currency, (e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal.)

Total return swap agreements involve commitments to pay interest in exchange for a market-linked index, based on the notional amount. To the extent the total return of the security or index involved in the transaction exceeds or falls short of the set interest obligation, the series will receive a payment or make a payment to the counterparty.

Credit default swaps involve the payment of amounts based on a specified rate multiplied by a notional amount as well as upon an event of default. In connection with these agreements securities may be set aside as collateral by the series custodian.

Swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss in the Statement of Operations. Net payments of interest are recorded as net realized gains. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest and/or exchange rates. At June 30, 2005, the Fund did not hold any swap agreements.

N.	Debt Index Securities

Certain series may invest in securities that represent an interest in a diversified portfolio (the “basket”) of debt instruments (the “underlying securities”). Under the term of the baskets, the series has direct ownership in each underlying security equal to its pro rata interest in the basket. In the event of default of any underlying security, the notional amount on which interest is earned is reduced by the par amount of the defaulted security, and the pro rata interest of such security is distributed to the series.

Debt index securities are comprised of a basket of credit default swaps referencing a diversified pool of high yield or emerging markets debt instruments. Certain baskets may be purchased on a funded or unfunded basis such that the series receives interest payments based upon the notional amount or par amount of the basket. In connection with these investments collateral may be set aside by the series’ custodian. In the event of default of any of the underlying notional securities within the unfunded basket, the series will be required to pay the counterparty an amount equal to its pro rata share of the notional amount of the defaulted security and similarly the series will then receive its pro rata interest of the defaulted security or equivalent cash amount. In a funded transaction, in the event of default of any par securities in the funded basket, the series would be required to receive its pro rata interest of the defaulted security or equivalent cash amount.

THE PHOENIX EDGE SERIES FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2005

(Unaudited)

Certain series have reclassified periodic payments made under swap agreements and high yield debt instruments, previously included within interest income, as a component of realized gain (loss) in the statement of operations. For consistency, similar reclassifications have been made to amounts appearing in the previous year's statement of changes in net assets and the per share amounts and net investment income ratios in prior year financial highlights accordingly.

O.	Loan Agreements

Certain series may invest in direct debt instruments, which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. The series' investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the series has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The series generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the series may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a series purchases assignments from lenders, it acquires direct rights against the borrower on the loan. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling to pay the principal and interest when due.

P.	Options

Certain series may write covered options or purchase options contracts for hedging against changes in the market value of the underlying securities or foreign currencies.

The series will realize a gain or loss upon the expiration or closing of the option transaction. Gains and losses on written options are reported separately in the Statement of Operations. When a written option is exercised, the proceeds on sales or amounts paid are adjusted by the amount of premium received. Options written are reported as a liability in the Statement of Assets and Liabilities and subsequently marked-to-market to reflect the current value of the option. The risk associated with written options is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, or if a liquid, secondary market does not exist for the contracts.

Certain series may purchase options, which are included in the series' Schedules of Investments and subsequently marked-to-market to reflect the current value of the option. When a purchased option is exercised, the cost of the security is adjusted by the amount of premium paid. The risk associated with purchased options is limited to the premium paid.

At June 30, 2005, the Fund had no options outstanding.

Q.	Indemnifications

Under the series’ organizational documents, its directors and officers are indemnified against certain liabilities arising out of the performance of their duties to the series. In addition, the series’ enter into contracts that contain a variety of indemnifications. The series’ maximum exposure under these arrangements is unknown. However, the series’ has not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Note 3—Investment Advisory Fees and Related Party Transactions

The advisors to the Fund are Phoenix Investment Counsel, Inc. (“PIC”), Phoenix Variable Advisors, Inc. (“PVA”), Duff & Phelps Investment Management Co. (“DPIM”), Engemann Asset Management (“EAM”). As compensation for their services to the Fund, the advisors are entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of each separate series listed below:

Series	Advisor	Rate for first $250 million	Rate for next $250 million	Rate for over $250 million
Aberdeen International	PIC	0.75%	0.70%	0.65%
AIM Growth	PVA	0.75	0.75	0.75
Alger Small-Cap Growth	PVA	0.85	0.85	0.85
Alliance/Bernstein Enhanced Index	PVA	0.45	0.45	0.45
Engemann Capital Growth	PIC	0.70	0.65	0.60
Engemann Growth and Income	EAM	0.70	0.65	0.60
Engemann Small-Cap Growth	PIC	0.90	0.90	0.90
Engemann Strategic Allocation	PIC	0.60	0.55	0.50
Engemann Value Equity	EAM	0.70	0.65	0.60
Goodwin Money Market	PIC	0.40	0.35	0.30
Goodwin Multi-Sector Fixed Income	PIC	0.50	0.45	0.40
Goodwin Multi-Sector Short Term Bond	PIC	0.50	0.45	0.40
Kayne Rising Dividends	PIC	0.70	0.70	0.70
Kayne Small-Cap Quality Value	PIC	0.90	0.90	0.90
Lazard International Equity Select	PVA	0.90	0.90	0.90
Northern Dow 30	PVA	0.35	0.35	0.35
Northern Nasdaq-100 Index®	PVA	0.35	0.35	0.35
Sanford Bernstein Mid-Cap Value	PVA	1.05	1.05	1.05
Sanford Bernstein Small-Cap Value	PVA	1.05	1.05	1.05
Mid-Cap Growth	PIC	0.80	0.80	0.80
Strategic Theme	PIC	0.75	0.70	0.65

THE PHOENIX EDGE SERIES FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2005

(Unaudited)

Series		Rate for first $1 Billion	Rate for next $1 Billion	Rate for over $2 Billion
Duff & Phelps Real Estate Securities	DPIM	0.75%	0.70%	0.65%

Pursuant to a subadvisory agreement with the Fund, certain advisors delegate certain investment decisions and research functions with respect to the following series to the subadvisor indicated, for which each is paid a fee by the respective advisor.

Series	Subadvisor
Aberdeen International	Aberdeen Asset Management Inc. (“Aberdeen”)
AIM Growth	A I M Capital Management, Inc. (“AIM”)
Alger Small-Cap Growth	Fred Alger Management, Inc. (“Alger”)
Alliance/Bernstein Enhanced Index	Alliance Capital Management L.P. (“Alliance”)
Engemann Capital Growth	Engemann Asset Management (“Engemann”)
Engemann Small-Cap Growth	Engemann Asset Management (“Engemann”)
Engemann Strategic Allocation	Engemann Asset Management (“Engemann”)
Kayne Rising Dividends	Kayne Anderson Rudnick Investment Management, LLC (“Kayne”)
Kayne Small-Cap Quality Value	Kayne Anderson Rudnick Investment Management, LLC (“Kayne”)
Lazard International Equity Select	Lazard Asset Management LLC (“Lazard”)
Northern Dow 30	Northern Trust Investments, N.A. (“Northern”)
Northern Nasdaq-100 Index®	Northern Trust Investments, N.A. (“Northern”)
Sanford Bernstein Mid-Cap Value	Alliance Capital Management L.P. (“Alliance”)
Sanford Bernstein Small-Cap Value	Alliance Capital Management L.P. (“Alliance”)
Mid-Cap Growth	Seneca Capital Management LLC (“Seneca”)
Strategic Theme	Seneca Capital Management LLC (“Seneca”)

PIC and PVA employ subadvisors to furnish portfolio management services to the series, subject to Investment Subadvisory Agreements, the terms of which are described below.

PIC is an indirect wholly owned subsidiary of Phoenix Investment Partners, Ltd. DPIM is a subsidiary of Phoenix Investment Partners, Ltd. Engemann Asset Management is a wholly owned subsidiary of Pasadena Capital Corporation, which in turn is a wholly owned subsidiary of Phoenix Investment Partners, Ltd. A majority of the equity interest of Kayne Anderson Rudnick Investment Management LLC is owned by Phoenix Investment Partners, Ltd. Phoenix Investment Partners, Ltd. in turn is an indirect wholly owned subsidiary of The Phoenix Companies, Inc. (“PNX”). Seneca Capital Management LLC is an indirect wholly-owned subsidiary of PNX.

PIC has engaged Aberdeen as a subadvisor to Aberdeen International. Aberdeen provides the day-to-day portfolio management for this series. For implementing certain portfolio transactions and providing other services to this series, PIC pays a monthly fee to Aberdeen based on an annual percentage of the average daily net assets of this series as follows:

First $250 Million	Next $250 Million	Excess $500 Million
0.375%	0.350%	0.325%

Pursuant to a subadvisory agreement between PVA and AIM, AIM is the subadvisor and furnishes portfolio management services to AIM Growth. For the services provided, PVA pays a monthly fee to AIM based on an annual percentage of the average daily net assets of this series as follows:

Series	Rate for first $500 Million	Rate for nex $400 Million	Rate for next $600 Million	Rate for over $1.5 Billion
AIM Growth	0.400%	0.375%	0.350%	0.250%

Pursuant to a subadvisory agreement between PVA and Alger, Alger is the subadvisor and furnishes portfolio management services to the Phoenix-Alger Small-Cap Growth Series. For the services provided, PVA pays a monthly fee to Alger based on an annual percentage of 0.45% the average daily net assets of the series.

Pursuant to a subadvisory agreement between PVA and Alliance, Alliance is the subadvisor and furnishes portfolio management services to Alliance/Bernstein Enhanced Index. Alliance will manage the portion of the series’ assets invested in value stocks through its Bernstein Investment Research and Management unit (the “Bernstein Unit”). PVA pays a monthly fee to Alliance based on an annual percentage of the average daily net assets of this series as follows:

Series	Rate for first $50 Million	Rate for next $150 Million	Rate for over $200 Million
Alliance/Bernstein Enhanced Index	0.225%	0.180%	0.135%

THE PHOENIX EDGE SERIES FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2005

(Unaudited)

Pursuant to subadvisory agreements between PVA and Alliance, Alliance, through its Bernstein Unit, is the subadvisor and furnishes portfolio management services, including effecting the purchase and sales of securities and providing related advisory services, to the Sanford Bernstein Mid-Cap Value and Sanford Bernstein Small-Cap Value Series. For the services provided, PVA pays a monthly fee to Alliance based on an annual percentage of the average daily net assets of these series as follows:

Series	Rate for first $25 Million	Rate for over $25 Million
Sanford Bernstein Mid-Cap Value(1)	0.80%	0.60%

	Rate for first $10 Million	Rate for next $10 Million	Rate for over $20 Million
Sanford Bernstein Small-Cap Value(1)	0.9000%	0.7875%	0.6750%

(1)	These series subadvised by the Bernstein Unit receive a 10% reduction in fees for all or a portion of these series’ assets when certain assets of the series exceed $10 million. As a result of the reduction in fees, the current rate for calculating sudadvisory fees for the Sanford Bernstein Small-Cap Value Series is 0.80% of average daily net assets.

Pursuant to subadvisory agreements between PIC and Engemann with respect to Engemann Capital Growth, Engemann Small-Cap Growth and the equity portion of Engemann Strategic Allocation. Engemann is the subadvisor and furnishes portfolio management services, including effecting the purchase and sales of securities and providing related advisory services to these series. For the services provided, PIC pays a monthly fee to Engemann for Engemann Capital Growth based on an annual percentage of the average daily net assets of 0.10% up to $3 billion and 0.30% of such value in excess of $3 billion. For the Engemann Small-Cap Growth Series PIC pays a monthly fee to Engemann based on an annual percentage of the average daily net assets of 0.45%; and for the equity portion of Engemann Strategic Allocation PIC pays a monthly fee to Engemann based on an annual percentage of the average daily net assets of 0.20%.

Pursuant to a subadvisory agreement between PIC and Kayne, Kayne is the subadvisor and furnishes portfolio management services to Kayne Rising Dividends and Kayne Small-Cap Quality Value. For the services provided, PIC pays a monthly fee to Kayne for Kayne Rising Dividends based on an annual percentage of the average daily net assets of 0.30% up to $800 million and 0.25% of such value in excess of $800 million; and for Kayne Small-Cap Quality Value based on an annual percentage of the average daily net assets of 0.50% up to $200 million and 0.45% of such value in excess of $200 million.

Pursuant to a subadvisory agreement between PVA and Lazard, Lazard is the subadvisor and furnishes portfolio management services to Lazard International Equity Select. For the services provided, PVA pays a monthly fee to Lazard for Lazard International Equity Select based on an annual percentage of the average daily net assets of 0.45% up to $500 million and 0.40% of such value in excess of $500 million.

Pursuant to a subadvisory agreement between PVA and Northern, Northern is the subadvisor and provides portfolio management services, including effecting the purchase and sales of securities and providing related advisory services, to the Northern Dow 30 and Northern Nasdaq-100 Index®. For the services provided, PVA pays a monthly fee to Northern based on an annual percentage of 0.10% of the average daily net assets of each of these series, with a minimum annual fee for each series of $100,000.

Pursuant to a subadvisory agreement between the Fund, PIC and Seneca with respect to Mid-Cap Growth, and pursuant to a subadvisory agreement between PIC and Seneca with respect to Strategic Theme, Seneca is the subadvisor and furnishes portfolio management services, including effecting the purchase and sales of securities and providing related advisory services, to Mid-Cap Growth and Strategic Theme. For the services provided, PIC pays a monthly fee to Seneca for Mid-Cap Growth based on an annual percentage of the average daily net assets of 0.40%; and for Strategic Theme based on an annual percentage of the average daily net assets of 0.10% up to $201 million, 0.375% of such value between $201 million and $1 billion, 0.350% of such value between $1 billion and $2 billion and 0.325% on such value in excess of $2 billion.

The advisors have agreed to reimburse the Fund for certain operating expenses (excluding management fees, interest, taxes, brokerage fees and commissions) for all series. For the six month period (“the period”) ended June 30, 2005, the portion of these expenses to be paid by each series is listed in the following table. All expense reimbursement arrangements may be discontinued at any time.

The advisors will not seek to recapture any prior year’s waived investment advisory fees.

Series	Maximum Operating Expense
Aberdeen International	0.40%
AIM Growth	0.25
Alger Small-Cap Growth	0.15
Alliance/Bernstein Enhanced Index	0.20
Duff & Phelps Real Estate Securities	0.35
Engemann Capital Growth	0.25
Engemann Growth and Income	0.25
Engemann Small-Cap Growth	0.35
Engemann Strategic Allocation	0.25
Engemann Value Equity	0.25
Goodwin Money Market	0.25

THE PHOENIX EDGE SERIES FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2005

(Unaudited)

Series	Maximum Operating Expense
Goodwin Multi-Sector Fixed Income	0.25%
Goodwin Multi-Sector Short Term Bond(1)	0.20
Kayne Rising Dividends	0.15
Kayne Small-Cap Quality Value	0.15
Lazard International Equity Select	0.15
Northern Dow 30	0.25
Northern Nasdaq-100 Index®	0.25
Sanford Bernstein Mid-Cap Value	0.25
Sanford Bernstein Small-Cap Value	0.25
Mid-Cap Growth	0.35
Strategic Theme	0.35

(1)	For the period June 2, 2003 through May 31, 2004, the Advisor voluntarily waived its entire management fee of 0.50% for Goodwin Multi-Sector Short Term Bond. The waiver is now terminated.

As financial agent to the Fund and to each series, Phoenix Equity Planning Corporation (“PEPCO”), an indirect majority-owned subsidiary of PNX, receives a financial agent fee equal to the sum of (1) the documented cost to PEPCO to provide tax services and oversight of the performance of PFPC Inc. (subagent to PEPCO) plus (2) the documented cost of fund accounting and related services provided by PFPC Inc. The fee schedule of PFPC Inc. ranges from 0.06% to 0.03% of the average daily net asset values of each series. Certain minimum fees may apply. For the six month period (“the period”) ended June 30, 2005, the Fund paid PEPCO financial agent fees totaling $1,041,050.

Pursuant to an Administration Agreement, Phoenix Life Insurance Company (“PLIC”), a wholly-owned subsidiary of PNX, receives a service fee at the annual rate of 0.073% of the average daily net assets of each series for providing certain stock transfer and accounting services for each series. For the period ended June 30, 2005, the Fund paid PLIC $945,266.

At June 30, 2005, PLIC and affiliates held shares in the Fund as follows:

Aberdeen International	$699,649
AIM Growth	957,202
Alger Small-Cap Growth	155,257
Engemann Capital Growth	205,593
Engemann Growth and Income	481,090
Kayne Rising Dividends	49,546
Kayne Small-Cap Quality Value	50,097

Note 4—Purchases and Sales of Securities

Purchases and sales of securities during the period ended June 30, 2005, (excluding U.S. Government and agency securities, short-term securities, futures contracts, swaps and forward currency contracts) were as follows:

	Purchases	Sales
Aberdeen International	$46,510,855	$54,171,978
AIM Growth	22,610,138	29,605,221
Alger Small-Cap Growth	25,586,762	25,600,527
Alliance/Bernstein Enhanced Index	6,734,740	12,565,357
Duff & Phelps Real Estate Securities	12,594,725	8,961,547
Engemann Capital Growth	215,418,567	265,980,584
Engemann Growth and Income	21,726,978	24,911,084
Engemann Small-Cap Growth	9,575,269	10,641,575
Engemann Strategic Allocation	103,233,117	151,454,293
Engemann Value Equity	18,360,349	30,236,834
Goodwin Money Market	5,516,385	—
Goodwin Multi-Sector Fixed Income	113,831,462	128,372,688
Goodwin Multi-Sector Short Term Bond	21,544,480	18,059,705
Kayne Rising Dividends	3,028,003	4,163,175
Kayne Small-Cap Quality Value	2,975,910	1,477,634
Lazard International Equity Select	22,810,041	2,182,393
Northern Dow 30	2,269,873	5,599,872
Northern Nasdaq-100 Index®	996,575	2,016,141
Sanford Bernstein Mid-Cap Value	18,825,327	18,203,046
Sanford Bernstein Small-Cap Value	10,615,784	11,022,642
Mid-Cap Growth	27,834,353	36,127,323
Strategic Theme	37,351,288	46,680,711

THE PHOENIX EDGE SERIES FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2005

(Unaudited)

Purchases and sales of long-term U.S. Government and agency securities during the period ended June 30, 2005, were as follows:

	Purchases	Sales
Engemann Strategic Allocation	$24,681,544	$14,571,922
Goodwin Multi-Sector Fixed Income	30,539,967	13,662,915
Goodwin Multi-Sector Short Term Bond	7,416,494	2,445,957

Note 5—Credit Risk and Concentrations

In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a series’ ability to repatriate such amounts.

Certain series may invest a high percentage of their assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on a series, positive or negative, than if a series did not concentrate its investments in such sectors.

High yield/high risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high yield securities may be complex, and as a result, it may be more difficult for the advisors and/or subadvisors to accurately predict risk.

Note 6—Illiquid and Restricted Securities

Investments shall be considered illiquid if they cannot be disposed of in seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the series. Additionally, the following information is also considered in determining illiquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are footnoted as such at the end of the series’ Schedule of Investments where applicable.

Restricted securities are illiquid securities, as defined above, not registered under the Securities Act of 1933. Generally, 144A securities are excluded from this category, except where defined as illiquid.

At June 30, 2005, the Fund held the following restricted securities:

	Acquisition Date	Acquisition Cost	% of Net Assets
Alger Small-Cap Growth
Autobytel, Inc.	6/20/03	$20,288	0.1%

Alliance/Bernstein Enhanced Index
Seagate Technology Tax Refund Rights	11/22/00	0	0.0

Engemann Strategic Allocation
ITW Cupids Financial Trust I 144A 6.55%, 12/31/11	4/18/02	$1,996,980	0.6%

Goodwin Multi-Sector Fixed Income
Candescent Technologies Corp. Cv 144A 8%, 5/1/05	3/6/00	40,000	0.0

Each series will bear any costs, including those involved in registration under the Securities Act of 1933, in connection with the disposition of such securities.

Note 7—Regulatory Exams:

Federal and state regulatory authorities from time to time make inquiries and conduct examinations regarding compliance by The Phoenix Companies, Inc. and its subsidiaries (collectively “the Company”) with securities and other laws and regulations affecting their registered products. The Boston District Office of the SEC recently completed a compliance examination of certain of the Company’s affiliates that are registered under the Investment Company Act of 1940 or the Investment Advisers Act of 1940. Following the examination, the staff of the Boston District Office issued a deficiency letter primarily focused on perceived weaknesses in procedures for monitoring trading to prevent market timing activity. The staff requested the Company to conduct an analysis as to whether shareholders, policyholders and contract holders who invested in the funds that may have been affected by undetected market timing activity had suffered harm and to advise the staff whether the Company believes reimbursement is necessary or appropriate under the circumstances. Market timing is an investment technique involving frequent short-term trading of mutual fund shares that is designed to exploit market movements or inefficiencies in the way mutual fund companies price their shares. A third party was retained to assist the Company in preparing the analysis. The Company has responded to the SEC with respect to each comment in the letter. We do not believe that the outcome of this matter will be material to these financial statements.

THE PHOENIX EDGE SERIES FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2005

(Unaudited)

Note 8—Federal Income Tax Information

The following series have capital loss carryovers which may be used to offset future capital gains.

	Expiration Year
	2007	2008	2009	2010	2011	2012	Total
Aberdeen International	$—	$—	$16,405,875	$21,870,830	$19,740,631	$—	$58,017,336
AIM Growth	—	2,465,283	18,423,160	18,330,727	11,077,954	—	50,297,124
Alger Small-Cap Growth	—	—	—	—	—	750,451	750,451
Alliance/Bernstein Enhanced Index	—	—	3,385,705	15,534,573	7,836,272	—	26,756,550
Engemann Capital Growth	—	—	267,238,796	73,263,809	5,973,373	—	346,475,978
Engemann Growth and Income	—	—	—	11,504,804	5,418,582	—	5,642,512
Engemann Small-Cap Growth	—	—	670,571	4,227,881	744,060	—	16,923,386
Engemann Value Equity	—	—	—	11,230,960	—	—	11,230,960
Goodwin Multi-Sector Fixed Income	2,478,171	6,659,630	4,980,791	7,850,329	—	—	21,968,921
Goodwin Multi-Sector Short Term Bond	—	—	—	—	18,992	171,793	190,785
Kayne Rising Dividends	—	—	—	—	—	129,694	129,694
Northern Dow 30	—	—	—	408,663	—	—	408,663
Northern Nasdaq-100 Index®	—	35,822	775,525	542,317	931,918	348,546	2,634,128
Mid-Cap Growth	—	—	19,535,060	16,035,347	—	—	35,570,407
Strategic Theme	—	—	64,834,186	27,319,632	—	—	92,153,818

Included in the Aberdeen International amounts is $141,303, which was acquired in connection with the merger of the Sanford Bernstein Global Value merger on September 24, 2004.

Included in the Engemann Growth and Income’s amounts are $117,063, which was acquired in connection with the merger of the MFS Investors Trust Series on September 17, 2004, and $578,054 which was acquired in connection with the merger of the Alliance Bernstein Growth + Value Series on September 17, 2004. The capital loss carryforward balance for the Engemann Growth and Income Series includes the remaining $6,486 from MFS Investors Trust Series and $303,453 from Alliance Bernstein Growth + Value Series.

A series may not realize the benefit of these losses to the extent each series does not realize gains on investments prior to the expiration of the capital loss carryovers.

Note 9—Mergers and Investment Management Changes

State Street Research & Management Company (“SSR”) notified PVA that it was terminating its subadvisory relationship with PVA to subadvise Phoenix-State Street Research Small-Cap Growth Series, a series of the Fund. PVA and the Fund have been granted an exemptive order from the SEC that permits them to hire, terminate and replace subadvisors without shareholder approval. Effective January 7, 2005, PVA hired Fred Alger Management, Inc. (“Alger”), as the new subadvisor for the series, and the name of the series changed to Phoenix-Alger Small-Cap Growth Series.

On November 29, 2004, PVA terminated Massachusetts Financial Services Company, doing business as MFS Investment Management (“MFS”), as subadvisor for the Phoenix-MFS Investors Growth Stock Series, a series of the Fund. PVA and the Fund have been granted an exemptive order from the SEC that permits them to hire, terminate and replace subadvisors without shareholder approval. Upon termination of MFS, PVA hired AIM Capital Management, Inc. (“AIM”) as the new subadvisor for the series, and the name of the series was changed to Phoenix-AIM Growth Series.

On September 24, 2004, Aberdeen International acquired all of the net assets of Sanford Bernstein Global Value pursuant to an Agreement and Plan of Reorganization approved by Sanford Bernstein Global Value shareholders on September 14, 2004. The acquisition was accomplished by a tax-free exchange of 1,785,746 shares of Aberdeen International valued at $19,701,375 for 1,817,620 shares of Sanford Bernstein Global Value outstanding on September 24, 2004. Sanford Bernstein Global Value’s net assets on that date of $19,701,375, including $1,968,559 of net unrealized appreciation were combined with those of Aberdeen International. The aggregate net assets of Aberdeen International immediately after the merger were $162,263,002. The shareholders of the Sanford Bernstein Global Value received for each share owned approximately 0.98 shares of Aberdeen International.

On September 24, 2004, Engemann Value Equity acquired all of the net assets of MFS Value pursuant to an Agreement and Plan of Reorganization approved by MFS Value shareholders on September 14, 2004. The acquisition was accomplished by a tax-free exchange of 3,058,095 shares of Engemann Value Equity valued at $36,459,749 for 3,269,438 shares of MFS Value outstanding on September 24, 2004. MFS Value’s net assets on that date of at $36,459,749 including $4,777,441 of net unrealized appreciation were combined with those of Engemann Value Equity. The aggregate net assets of Engemann Value Equity immediately after the merger were $123,477,422. The shareholders of the MFS Value received for each share owned approximately 0.94 shares of Engemann Value Equity.

On September 24, 2004, Engemann Capital Growth acquired all of the net assets of Lazard U.S. Multi-Cap pursuant to an Agreement and Plan of Reorganization approved by Lazard U.S. Multi-Cap shareholders on September 14, 2004. The acquisition was accomplished by a tax-free exchange of 544,383 shares of Engemann Capital Growth valued at $7,162,666 for 570,926 shares of Lazard U.S. Multi-Cap outstanding on September 24, 2004. Lazard U.S. Multi-Cap’s net assets on that date of $7,162,666, including $542,543 of net unrealized appreciation were combined with those of Engemann Capital Growth. The aggregate net assets of Engemann Capital Growth immediately after the merger were $549,726,397. The shareholders of the Lazard U.S. Multi-Cap received for each share owned approximately 0.95 shares of Engemann Capital Growth.

THE PHOENIX EDGE SERIES FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2005

(Unaudited)

On September 17, 2004, Engemann Growth & Income acquired all of the net assets of Alliance/Bernstein Growth + Value (“Growth + Value”) and MFS Investors Trust (“Investors Trust”) pursuant to two Agreements and Plans of Reorganization approved by Growth + Value and Investors Trust shareholders on September 14, 2004. The acquisition was accomplished by a tax-free exchange of 1,693,623 shares of Engemann Growth & Income outstanding on September 17, 2004 and valued at $19,106,074 for 1,124,392 shares of Growth + Value valued at $11,309,520 and 772,883 shares of Investors Trust valued at $7,796,554. Growth + Value’s net assets of $11,309,520, including $1,005,844 of net unrealized appreciation and Investors Trust’s net assets of $7,796,554, including $726,794 of net unrealized appreciation were combined with those of Engemann Growth & Income. The aggregate net assets of Engemann Growth & Income immediately after the merger were $136,382,263. The shareholders of the Alliance/Bernstein Growth + Value received for each share owned approximately 0.89 shares of Engemann Growth and Income. The shareholders of the MFS Investors Trust received for each share owned approximately 0.89 shares of Engemann Growth and Income.

On April 16, 2004, Goodwin Multi-Sector Fixed Income acquired all of the net assets of Janus Flexible Income pursuant to an Agreement and Plan of Reorganization approved by Janus Flexible Income shareholders on April 14, 2004. The acquisition was accomplished by a tax-free exchange of 5,476,476 shares of Goodwin Multi-Sector Fixed Income valued at $50,639,637 for 4,789,637 shares of Janus Flexible Income outstanding on April 16, 2004. Janus Flexible Income’s net assets on that date of $50,639,637, including $661,921 of net unrealized appreciation were combined with those of Goodwin Multi-Sector Fixed Income. The aggregate net assets of Goodwin Multi-Sector Fixed Income immediately after the merger were $256,054,804. The shareholders of the Janus Flexible Income received for each share owned approximately 1.14 shares of Goodwin Multi-Sector Fixed Income.

At the regular meeting in May 2004 the board approved other mergers and substitutions that are currently under further review.

Note 10—Manager of Managers

The Fund and PVA have received an exemptive order from the Securities and Exchange Commission (“SEC”) granting exemptions from certain provisions of the Investment Company Act of 1940, as amended, pursuant to which PVA will, subject to supervision and approval of the Fund’s Board of Trustees, be permitted to enter into and materially amend subadvisory agreements without such agreements being approved by the shareholders of the applicable series of the Fund. The Fund and PVA will therefore have the right to hire, terminate, or replace subadvisors without shareholder approval, including, without limitation, the replacement or reinstatement of any subadvisor with respect to which a subadvisory agreement has automatically terminated as a result of an assignment. PVA will continue to have the ultimate responsibility to oversee the subadvisors and recommend their hiring, termination and replacement.

Note 11—Mixed and Shared Funding

Shares of the Fund are not directly offered to the public. Shares of the Fund are currently offered through separate accounts to fund variable accumulation annuity contracts and variable universal life insurance policies issued by Phoenix Life Insurance Company, PHL Variable Insurance Company, and Phoenix Life and Annuity Company. Shares of the Fund may be offered to separate accounts of other insurance companies in the future.

The interests of variable annuity contract owners and variable life policy owners could diverge based on differences in federal and state regulatory requirements, tax laws, investment management or other unanticipated developments. The Fund’s Trustees currently do not foresee any such differences or disadvantages at this time. However, the Fund’s Trustees intend to monitor for any material conflicts and will determine what action, if any, should be taken in response to such conflicts. If such a conflict should occur, one or more separate accounts may be required to withdraw its investment in the Fund or shares of another fund may be substituted.

Note 12—Subsequent Event

Effective August 12, 2005, PVA will replace PIC as the investment advisor to the Mid-Cap Growth Series and Strategic Theme Series. In addition, Bennett Lawrence Management LLC will replace Seneca Capital Management LLC as the subadvisor. The series’ investment objectives, principal investment strategies, and principal risks will remain the same. The fees and expenses associated with each of the series will not increase as a result of these changes.

Note 13—Proxy Voting Procedures and Voting Record (Form N-PX)

The advisors and subadvisors vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Fund’s Board of Trustees. You may obtain a description of these procedures, along with information regarding how the series voted proxies during the most recent 12-month period ended June 30, 2004 (the Fund will be filing an updated Form N-PX on August 30, 2005 as of June 30, 2005), free of charge, by calling toll-free 800-541-0171. This information is also available through the Securities and Exchange Commission’s website at http://www.sec.gov.

Note 14—Form N-Q Information

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC’s Public Reference Room. Information on the operation of the SEC’s Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.

THE PHOENIX EDGE SERIES FUND

BOARD OF TRUSTEES’ CONSIDERATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS FOR PHOENIX MID-CAP GROWTH SERIES AND PHOENIX STRATEGIC THEME SERIES (the “Funds”)

(Unaudited)

The Board of Trustees is responsible for determining whether to approve the Funds’ advisory and subadvisory agreements. In approving each agreement, the Trustees primarily consider, with respect to each Fund, the nature and quality of the services provided under the respective agreement and the overall fairness of each agreement to each Fund.

INVESTMENT ADVISORY AGREEMENTS

The Trustees approved the Investment Advisory Agreements for the Funds at an in person meeting held on May 16, 2005. The only change in the Investment Advisory Agreements was the entity to provide advisory services to the Funds. Previously, Phoenix Investment Counsel, Inc. (“PIC”) provided advisory services to the Funds. Pursuant to the Investment Advisory Agreements recently approved by the Trustees, Phoenix Variable Advisors, Inc. (“PVA”) will provide advisory services to the Funds. PIC and PVA are indirect wholly-owned subsidiaries of The Phoenix Companies, Inc. The Advisory Agreements were not submitted to a vote of shareholders because they were entered into as a result of an internal reorganization within the Phoenix companies, and, therefore shareholder approval was not necessary. The Trustees noted the detailed memorandum provided by Trustees’ independent counsel in advance of the meeting focusing on responsibilities of the Independent Trustees when approving advisory and subadvisory agreements. In evaluating the Investment Advisory Agreements, the Board of Trustees considered a variety of information relating to the Funds and PVA. The Trustees reviewed the responses to an extensive questionnaire prepared by PVA regarding various services it will provide to the Funds, including, among other things, information regarding PVA’s personnel and PVA’s revenue and expected cost of providing services to the Funds. PVA personnel provided additional detail focusing on the nature, extent and quality of services to be provided by PVA, cost of services and profitability to PVA, the possible economies of scale that would be realized due to the Funds’ growth, whether fee levels would reflect such economies of scale for the benefit of investors, financial statement information and expense comparisons with similarly situated funds, among other things.

With respect to the nature and quality of the services to be provided, the Trustees noted that PVA, with respect to other Phoenix Edge Series Funds, regularly reviews with the Trustees information comparing the performance of each fund advised by it with a peer group of funds and a relevant market index, the economic outlook and the general investment outlook in the markets in which each fund invests, the allocation of each fund’s brokerage commissions, including any allocations to affiliates and PVA’s record of compliance with its investment policies and restrictions on personal securities transactions. This same information had recently been received from PIC with respect to the Funds. The Trustees also noted the qualifications of key personnel of PVA that would work with the Funds. Based on the nature and quality of services to be provided by PVA, the Board of Trustees concluded that it was satisfied with the nature and quality of services to be provided to the Funds.

The Trustees also noted that a major component of profitability of PVA was the difference between the amount PVA would collect from the Funds and what would be paid to the sub-adviser. With respect to the overall fairness of the advisory fees, the Trustees primarily considered information relating to the Funds’ fee structure, including a comparative analysis of the Funds’ management fees and total expenses with its respective peer group. The Trustees considered the existence of any economies of scale and whether those would be passed along to the Funds’ shareholders, including any fee waivers by PVA and/or its affiliates. They also considered the voluntary waiver of management and other fees to prevent total fund expense from exceeding a specified cap for the Phoenix Mid-Cap Growth Series. The Trustees also considered the effect of the Funds’ growth and size on performance and fees. Based upon their review, the Trustees concluded that the level of profitability to PVA from its relationship with the Funds was reasonable and that the fee structure provided an opportunity for the Funds to realize other economies of scale if assets increase proportionally more than certain other expenses.

The Trustees concluded that PVA possessed the fundamental resources necessary to serve as adviser to the Funds. The Trustees also concluded, based upon a review of the financial statements provided by PVA, that it was sufficiently capitalized to remain economically viable to serve as adviser.

Following deliberations, the Trustees noted the Funds’ management fees would remain unchanged as a result of appointing PVA. They further noted that the total expenses of the Funds were within acceptable ranges and that the expense ratio, were reasonable in view of the high quality of services received by the Funds.

SUBADVISORY AGREEMENTS

The Trustees approved the Subadvisory Agreements between PVA and Bennet Lawrence Management, LLC (“BLM”) at an in person meeting held on May 16, 2005. The Trustees noted the detailed memorandum provided by Trustees’ independent counsel in advance of the meeting focusing on responsibilities of the Independent Trustees when approving Subadvisory Agreements. BLM personnel then provided an overview for the Trustees including the Funds’ investment objective and strategy, the proposed portfolio managers to the Funds and prior performance of assets managed in a similar strategy to the Funds’ strategies. BLM also commented on an extensive questionnaire concerning a number of issues including information on its investment philosophy, resources and compliance structure that had been provided prior to the meeting and reviewed with the Trustees detailed information including the nature, extent and quality of services to be provided by BLM, and investment performance.

With respect to quality of services provided, the Trustees noted the qualifications of key personnel of BLM who would work with the Funds. The Trustees considered the performance of a midcap composite of institutional account assets managed by BLM, and noted the performance was consistently higher than the Russell Midcap Growth Index since its inception in 1997, and that it ranked near the top of its peer group for the one-, three- and five-year periods. Based on the qualifications of BLM’s personnel and the performance of assets managed by BLM in a similar manner as the Funds would be managed, the Trustees concluded that the nature and quality of services to be provided to the Funds by BLM were satisfactory.

THE PHOENIX EDGE SERIES FUND

BOARD OF TRUSTEES’ CONSIDERATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS FOR PHOENIX MID-CAP GROWTH SERIES AND PHOENIX STRATEGIC THEME SERIES (the “Funds”)

(Unaudited) (Continued)

With respect to the overall fairness of the Subadvisory Agreements, the Trustees primarily considered information relating to the Funds’ fee structures, including a comparative analysis of the Funds’ management fees and total expenses with their respective peer groups. The Trustees also considered the existence of any economies of scale and whether those would be passed along to the Funds’ shareholders but noted that the economies would most likely be generated at the Fund level and not necessarily at the subadviser level. The Trustees also considered the fact that fees under the Subadvisory Agreements would be paid by PVA out of the advisory fees it receives from the Funds. Based upon their review, the Board of Trustees determined that the subadvisory fee was reasonable in view of the quality of services and the other factors considered.

Following deliberations, the Trustees concluded that BLM possessed the fundamental resources necessary to act as subadviser to the Funds. The Trustees also concluded, based upon a review of the financial statements provided by BLM, that the firm was sufficiently capitalized to remain economically viable during the coming year. The Trustees also considered the fact that PVA had the authority to replace Seneca Capital Management LLC with BLM without shareholder approval pursuant to a manager of managers order.

EACH INVESTMENT ADVISORY AND SUBADVISORY AGREEMENT

The Trustees did not identify any particular information that was all-important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, and assisted by the advice of independent counsel, the Trustees, including all of the Independent Trustees, unanimously approved the Investment Advisory Agreements and the Subadvisory Agreements. They concluded that the compensation under the agreements was fair and reasonable in light of the services, expenses and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment.

In connection with their deliberations, the Independent Trustees met separately in a closed executive session with independent legal counsel to review the relevant material and consider their responsibilities under relevant laws and regulations.

FUND MANAGEMENT

Information pertaining to the Trustees and officers of the Trust is set forth below. The statement of additional information (SAI) includes additional information about the Trustees and is available without charge, upon request, by calling (800) 541-0171.

Name, Address, and Date of Birth	Position with the Trust and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee	Principal Occupation(s) During Past 5 Years and Other Directorships Held by Trustee
DISINTERESTED TRUSTEES

Frank M. Ellmer, CPA c/o The Phoenix Edge Series Fund 101 Munson Street Greenfield, MA 01301 DOB: 4/11/40	Trustee Served since 1999	22	Retired.

John A. Fabian c/o The Phoenix Edge Series Fund 101 Munson Street Greenfield, MA 01301 DOB: 2/5/34	Trustee Served since 1999	22	Retired.

Roger A. Gelfenbien c/o The Phoenix Edge Series Fund 101 Munson Street Greenfield, MA 01301 DOB: 5/14/43	Trustee Served since 2000	22	Retired. Director, Webster Bank (2003-present). Director USAllianz Variable Insurance Product Trust, 23 funds (1999-present). Chairman/Trustee, The University of Connecticut (1997-2003).

Eunice S. Groark c/o The Phoenix Edge Series Fund 101 Munson Street Greenfield, MA 01301 DOB: 2/1/38	Trustee Served since 1999	22	Attorney. Director, Peoples’ Bank (1995-present). Previously; Columnist, Journal-Inquirer (1995-2000).

Frank E. Grzelecki c/o The Phoenix Edge Series Fund 101 Munson Street Greenfield, MA 01301 DOB: 6/19/37	Trustee Served since 2000	22	Retired. Director Barnes Group, Inc. (1997-present). Managing Director, Saugatuck Associates, Inc. (1999-2000).

John R. Mallin c/o The Phoenix Edge Series Fund 101 Munson Street Greenfield, MA 01301 DOB: 7/28/50	Trustee Served since 1999	22	Partner/Attorney, McCarter & English, LLP (2003-present); Principal/Attorney, Cummings & Lockwood, LLC (1996-2003).

FUND MANAGEMENT

Name, Address, and Date of Birth	Position with the Trust and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee	Principal Occupation(s) During Past 5 Years and Other Directorships Held by Trustee
INTERESTED TRUSTEES

* Philip R. McLoughlin 56 Prospect Street Hartford, CT 06115-0480 DOB: 10/23/46	Chairman/ Trustee Served since 2003	72	Director, PXRE Corporation (Delaware) (1985-present), World Trust Fund (1991-present). Management Consultant (2002-2004), Chairman (1997-2002), Chief Executive Officer (1995-2002), Director (1995-2002) and Vice Chairman (1995-1997), Phoenix Investment Partners, Ltd. Director and Executive Vice President, The Phoenix Companies, Inc. (2000-2002). Director (1994-2002) and Executive Vice President, Investments (1987-2002), Phoenix Life Insurance Company. Director (1983-2002) and Chairman (1995-2002), Phoenix Investment Counsel, Inc. Director (1982-2002) and President (1990-2000), Phoenix Equity Planning Corporation. Chairman and President, Phoenix/Zweig Advisers LLC (2001-2002). Director (2001-2002) and President (April 2002-September 2002), Phoenix Investment Management Company. Director and Executive Vice President, Phoenix Life and Annuity Company (1996-2002). Director (1995-2000) and Executive Vice President (1994-2002) and Chief Investment Counsel (1994-2002), PHL Variable Insurance Company. Director, Phoenix National Trust Holding Company (2001-2002). Director (1985-2002) and Vice President (1986-2002) and Executive Vice President (2002-2002), PM Holdings, Inc. Director, W.S. Griffith Associates, Inc. (1995-2002). Director (1992-2002) and President (1993-1994), WS Griffith Securities, Inc. Director/Trustee, Phoenix Funds Complex (1989-present).

** Philip K. Polkinghorn One American Row Hartford, CT 06102 DOB: 7/29/57	Trustee/ President Served since 2004	22	Executive Vice President, The Phoenix Companies, Inc. (2004-present). Vice President, Sun Life Financial Company (2001-2004). President, Keyport Life (1999-2001).

*	Mr. McLoughlin is an “interested person” as defined in the Investment Company Act of 1940, by reason of his former relationship with Phoenix Investment Partners, Ltd. and its affiliates.

**	Mr. Polkinghorn is an “interested person” as defined under the Investment Company Act of 1940, by reason of his position with the Trust’s advisors and/or their affiliates.

FUND MANAGEMENT

Name, Address, Date of Birth and Position(s) with Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years
OFFICERS WHO ARE NOT TRUSTEES

Gina C. O’Connell One American Row Hartford, CT 06102 DOB: 10/17/62 Senior Vice President	Served since 2004	Senior Vice President, Life and Annuity Manufacturing (2003- present). The Phoenix Companies, Inc.; Senior Vice President, Life and Annuity Operations (2002-2003), Vice President, various marketing and product development departments (1998-2002), Phoenix Life Insurance Company.

Nancy G. Curtiss 56 Prospect Street Hartford, CT 06115 DOB: 11/24/52 Vice President, Treasurer and Principal Accounting Officer	Treasurer, served since 1994; Vice President, served since 2000	Vice President, Fund Accounting (1994-2000), Treasurer (1996-2000), Assistant Treasurer (2001-2003), Phoenix Equity Planning Corporation. Vice President (2003-present), Phoenix Investment Partners, Ltd. Chief Financial Officer and Treasurer or Åssistant Treasurer, certain Funds within the Phoenix Fund Complex (1994-present).

Marc Baltuch 900 Third Avenue New York, NY 10022 DOB: 9/23/45 Vice President and Chief Compliance Officer	Served since 2004	Chief Compliance Officer, Zweig-DiMenna Associates LLC (1989-present); Vice President and Compliance Officer, certain of the Funds in the Phoenix Fund Family; Vice President, The Zweig Total Return Fund, Inc. (2004-present); Vice President, The Zweig Fund, Inc. (2004-present); President and Director of Watermark Securities, Inc. (1991-present); Assistant Secretary of Gotham Advisors Inc. (1990-present); Secretary, Phoenix-Zweig Trust (1989-2003); Secretary, Phoenix-Euclid Market Neutral Fund (1999-2002).

Kevin J. Carr One American Row Hartford, CT 06102 DOB: 8/3/54 Vice President, Chief Legal Officer, Counsel and Secretary	Secretary since 2005	Vice President and Counsel, Phoenix Life Insurance Company (May 2005-present). Vice President, Counsel, Chief Legal Officer and Secretary of certain funds within the Phoenix Fund Complex (May 2005-present). Compliance Officer of Investments and Counsel, Travelers Life & Annuity Company (January 2005-May 2005). Assistant General Counsel, The Hartford Financial Services Group (1999-2005).

THE PHOENIX EDGE SERIES FUND

101 Munson Street

Greenfield, Massachusetts 01301

Board of Trustees

Frank M. Ellmer, CPA

John A. Fabian

Roger A. Gelfenbien

Eunice S. Groark

Frank E. Grzelecki

John R. Mallin

Philip R. McLoughlin

Philip K. Polkinghorn

Executive Officers

Philip R. McLoughlin, Chairman

Philip K. Polkinghorn, President

Gina C. O’Connell, Senior Vice President

Nancy G. Curtiss, Vice President, Treasurer, and Principal Accounting Officer

Marc Baltuch, Vice President and Chief Compliance Officer

Kevin J. Carr, Vice President, Chief Legal Officer, Counsel and Secretary

Investment Advisors

Phoenix Investment Counsel, Inc.

56 Prospect Street

Hartford, Connecticut 06115-0480

Duff & Phelps Investment Management Co.

55 East Monroe Street, Suite 3600

Chicago, Illinois 60603

Engemann Asset Management

600 North Rosemead Boulevard

Pasedena, California 91107-2101

Phoenix Variable Advisors, Inc.

One American Row

Hartford, Connecticut 06102-5056

Custodians

Brown Brothers Harriman & Co.

40 Water Street

Boston, Massachusetts 02109

JP Morgan Chase Bank

270 Park Avenue

New York, New York 10017-2070

State Street Bank and Trust Company

225 Franklin Street

Boston, Massachusetts 02110

One Franklin Parkway San Mateo, CA 94403-1906

Semiannual Report

Insurance Issuer

Phoenix Life Insurance Company

TIP Distributor

WS Griffith and Co., Inc.

Service Center

Variable Annuity Operations

800/243-4840

Investment Managers

Franklin Advisers, Inc.

Templeton Investment Counsel, LLC

Templeton Asset Management Ltd.

Templeton Global Advisors Limited

Phoenix Investment Counsel, Inc.

FTVIP Trust Distributor

Franklin Templeton Distributors, Inc.

This report must be preceded or accompanied by the current Templeton Investment Plus (TIP) prospectus which includes the Franklin Templeton Variable Insurance Products Trust (FTVIP Trust) and The Phoenix Edge Series Fund prospectuses, which contain more detailed information, including sales charges and risks of an investment in TIP. Please read the prospectuses carefully before investing or sending your money. These reports and prospectuses do not constitute an offering in any jurisdiction in which such offering may not lawfully be made.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be determined by the presence of a regular beeping tone.

Phoenix Life Insurance Company P.O. Box 22012 Albany, NY 12201-2012

0L2958S	08/05

Item 2. Code of Ethics.

(a)	The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c)	N/A

(d)	N/A

(f)	Pursuant to Item 12(a) (1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers financial and accounting officer.

EXHIBIT (A)

Code of Ethics for Principal Executives & Senior Financial Officers

Procedures	Dated July 2004

FRANKLIN TEMPLETON FUNDS

CODE OF ETHICS FOR PRINCIPAL EXECUTIVE AND

SENIOR FINANCIAL OFFICERS

I.	Covered Officers and Purpose of the Code

This code of ethics (the “Code”) applies to the Principal Executive Officers, Principal Financial Officer and Principal Accounting Officer (the “Covered Officers,” each of whom is set forth in Exhibit A) of each investment company advised by a Franklin Resources subsidiary and that is registered with the United States Securities & Exchange Commission (“SEC”) (collectively, “FT Funds”) for the purpose of promoting:

•	Honest and ethical conduct, including the ethical resolution of actual or apparent conflicts of interest between personal and professional relationships;

•	Full, fair, accurate, timely and understandable disclosure in reports and documents that a registrant files with, or submits to, the SEC and in other public communications made by or on behalf of the FT Funds;

•	Compliance with applicable laws and governmental rules and regulations;

•	The prompt internal reporting of violations of the Code to an appropriate person or persons identified in the Code; and

•	Accountability for adherence to the Code.

1

Each Covered Officer will be expected to adhere to a high standard of business ethics and must be sensitive to situations that may give rise to actual as well as apparent conflicts of interest.

II.	Other Policies and Procedures

This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Sarbanes-Oxley Act and the rules and forms applicable to registered investment companies thereunder.

Franklin Resources, Inc. has separately adopted the Code of Ethics and Business Conduct (“Business Conduct”), which is applicable to all officers, directors and employees of Franklin Resources, Inc., including Covered Officers. It summarizes the values, principles and business practices that guide the employee’s business conduct and also provides a set of basic principles to guide officers, directors and employees regarding the minimum ethical requirements expected of them. It supplements the values, principles and business conduct identified in the Code and other existing employee policies.

Additionally, the Franklin Templeton Funds have separately adopted the Code of Ethics and Policy Statement on Insider Trading governing personal securities trading and other related matters. The Code for Insider Trading provides for separate requirements that apply to the Covered Officers and others, and therefore is not part of this Code.

Insofar as other policies or procedures of Franklin Resources, Inc., the Funds, the Funds’ adviser, principal underwriter, or other service providers govern or purport to govern the behavior or activities of the Covered Officers who are subject to this Code, they are superceded by this Code to the extent that they overlap or conflict with the provisions of this Code. Please review these other documents or consult with the Legal Department if have questions regarding the applicability of these policies to you.

III.	Covered Officers Should Handle Ethically Actual and Apparent Conflicts of Interest

Overview. A “conflict of interest” occurs when a Covered Officer’s private interest interferes with the interests of, or his or her service to, the FT Funds. For example, a conflict of interest would arise if a Covered Officer, or a member of his family, receives improper personal benefits as a result of apposition with the FT Funds.

Certain conflicts of interest arise out of the relationships between Covered Officers and the FT Funds and already are subject to conflict of interest provisions in the Investment Company Act of 1940 (“Investment Company Act”) and the Investment Advisers Act of 1940 (“Investment Advisers Act”). For example, Covered Officers may not individually engage in certain transactions (such as the purchase or sale of securities or other property) with the FT Funds because of their status as “affiliated persons” of the FT Funds. The FT Funds’ and the investment advisers’ compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside of the parameters of this Code.

2

Although typically not presenting an opportunity for improper personal benefit, conflicts arise from, or as a result of, the contractual relationship between the FT Funds, the investment advisers and the fund administrator of which the Covered Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the FT Funds, for the adviser, the administrator, or for all three), be involved in establishing policies and implementing decisions that will have different effects on the adviser, administrator and the FT Funds. The participation of the Covered Officers in such activities is inherent in the contractual relationship between the FT Funds, the adviser, and the administrator and is consistent with the performance by the Covered Officers of their duties as officers of the FT Funds. Thus, if performed in conformity with the provisions of the Investment Company Act and the Investment Advisers Act, such activities will be deemed to have been handled ethically. In addition, it is recognized by the FT Funds’ Boards of Directors (“Boards”) that the Covered Officers may also be officers or employees of one or more other investment companies covered by this or other codes.

Other conflicts of interest are covered by the Code, even if such conflicts of interest are not subject to provisions in the Investment Company Act and the Investment Advisers Act. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the FT Funds.

Each Covered Officer must:

•	Not use his or her personal influence or personal relationships improperly to influence investment decisions or financial reporting by the FT Funds whereby the Covered Officer would benefit personally to the detriment of the FT Funds;

•	Not cause the FT Funds to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit the FT Funds;

•	Not retaliate against any other Covered Officer or any employee of the FT Funds or their affiliated persons for reports of potential violations that are made in good faith;

•	Report at least annually the following affiliations or other relationships:[1]

•	all directorships for public companies and all companies that are required to file reports with the SEC;

•	any direct or indirect business relationship with any independent directors of the FT Funds;

•	any direct or indirect business relationship with any independent public accounting firm (which are not related to the routine issues related to the firm’s service as the Covered Persons accountant); and

•	any direct or indirect interest in any transaction with any FT Fund that will benefit the officer (not including benefits derived from the advisory, sub-advisory, distribution or service agreements with affiliates of Franklin Resources).

These reports will be reviewed by the Legal Department for compliance with the Code.

[1]	Reporting of these affiliations or other relationships shall be made by completing the annual Directors and Officers Questionnaire and returning the questionnaire to Franklin Resources Inc, General Counsel or Deputy General Counsel.

3

There are some conflict of interest situations that should always be approved in writing by Franklin Resources General Counsel or Deputy General Counsel, if material. Examples of these include2:

•	Service as a director on the board of any public or private Company;

•	The receipt of any gifts in excess of $100 from any person, from any corporation or association

•	The receipt of any entertainment from any Company with which the FT Funds has current or prospective business dealings unless such entertainment is business related, reasonable in cost, appropriate as to time and place, and not so frequent as to raise any question of impropriety. Notwithstanding the foregoing, the Covered Officers must obtain prior approval from the Franklin Resources General Counsel for any entertainment with a value in excess of $1000.

•	Any ownership interest in, or any consulting or employment relationship with, any of the FT Fund’s service providers, other than an investment adviser, principal underwriter, administrator or any affiliated person thereof;

•	A direct or indirect financial interest in commissions, transaction charges or spreads paid by the FT Funds for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer’s employment, such as compensation or equity ownership.

Franklin Resources General Counsel or Deputy General Counsel will provide a report to the FT Funds Audit Committee of any approvals granted at the next regularly scheduled meeting.

IV.	Disclosure and Compliance

•	Each Covered Officer should familiarize himself with the disclosure requirements generally applicable to the FT Funds;

•	Each Covered Officer should not knowingly misrepresent, or cause others to misrepresent, facts about the FT Funds to others, whether within or outside the FT Funds, including to the FT Funds’ directors and auditors, and to governmental regulators and self-regulatory organizations;

•	Each Covered Officer should, to the extent appropriate within his or her area of responsibility, consult with other officers and employees of the FT Funds, the FT Fund’s adviser and the administrator with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents the FT Funds file with, or submit to, the SEC and in other public communications made by the FT Funds; and

•	It is the responsibility of each Covered Officer to promote compliance with the standards and restrictions imposed by applicable laws, rules and regulations.

V.	Reporting and Accountability

Each Covered Officer must:

•	Upon becoming a covered officer affirm in writing to the Board that he or she has received, read, and understands the Code (see Exhibit B);

[2]	Any activity or relationship that would present a conflict for a Covered Officer may also present a conflict for the Covered Officer if a member of the Covered Officer’s immediate family engages in such an activity or has such a relationship. The Cover Person should also obtain written approval by FT’s General Counsel in such situations.

4

•	Annually thereafter affirm to the Board that he has complied with the requirements of the Code; and

•	Notify Franklin Resources’ General Counsel or Deputy General Counsel promptly if he or she knows of any violation of this Code. Failure to do so is itself is a violation of this Code.

Franklin Resources’ General Counsel and Deputy General Counsel are responsible for applying this Code to specific situations in which questions are presented under it and have the authority to interpret this Code in any particular situation.3 However, the Independent Directors of the respective FT Funds will consider any approvals or waivers4 sought by any Chief Executive Officers of the Funds.

The FT Funds will follow these procedures in investigating and enforcing this Code:

•	Franklin Resources General Counsel or Deputy General Counsel will take all appropriate action to investigate any potential violations reported to the Legal Department;

•	If, after such investigation, the General Counsel or Deputy General Counsel believes that no violation has occurred, The General Counsel is not required to take any further action;

•	Any matter that the General Counsel or Deputy General Counsel believes is a violation will be reported to the Independent Directors of the appropriate FT Fund;

•	If the Independent Directors concur that a violation has occurred, it will inform and make a recommendation to the Board of the appropriate FT Fund or Funds, which will consider appropriate action, which may include review of, and appropriate modifications to, applicable policies and procedures; notification to appropriate personnel of the investment adviser or its board; or a recommendation to dismiss the Covered Officer;

•	The Independent Directors will be responsible for granting waivers, as appropriate; and

•	Any changes to or waivers of this Code will, to the extent required, are disclosed as provided by SEC rules.[5]

VI.	Other Policies and Procedures

This Code shall be the sole code of ethics adopted by the FT Funds for purposes of Section 406 of the Sarbanes-Oxley Act and the rules and forms applicable to registered investment companies thereunder. Insofar as other policies or procedures of the FT Funds, the FT Funds’ advisers, principal underwriter, or other service providers govern or purport to govern the behavior or activities of the Covered Officers who are subject to this Code, they are superseded by this Code to the extent that they overlap or conflict with the provisions of this Code. The FT Code of Ethics and Policy Statement On Insider Trading, adopted by the FT Funds, FT investment advisers and FT Fund’s principal underwriter pursuant to Rule 17j-1 under the Investment Company Act, the Code of Ethics and Business Conduct and more detailed policies and procedures set forth in FT’s Employee Handbook are separate requirements applying to the Covered Officers and others, and are not part of this Code.

[3]	Franklin Resources General Counsel and Deputy General Counsel are authorized to consult, as appropriate, with members of the Audit Committee, counsel to the FT Funds and counsel to the Independent Directors, and are encouraged to do so.
[4]	Item 2 of Form N-CSR defines “waiver” as “the approval by the registrant of a material departure from a provision of the code of ethics” and “implicit waiver,” which must also be disclosed, as “the registrant’s failure to take action within a reasonable period of time regarding a material departure from a provision of the code of ethics that has been made known to an executive officer” of the registrant. See Part X.
[5]	See Part X.

5

VII.	Amendments

Any amendments to this Code, other than amendments to Exhibit A, must be approved or ratified by a majority vote of the FT Funds’ Board including a majority of independent directors.

VIII.	Confidentiality

All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the FT Funds’ Board and their counsel.

IX.	Internal Use

The Code is intended solely for the internal use by the FT Funds and does not constitute an admission, by or on behalf of any FT Funds, as to any fact, circumstance, or legal conclusion.

X.	Disclosure on Form N-CSR

Item 2 of Form N-CSR requires a registered management investment company to disclose annually whether, as of the end of the period covered by the report, it has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these officers are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, it must explain why it has not done so.

The registrant must also: (1) file with the SEC a copy of the code as an exhibit to its annual report; (2) post the text of the code on its Internet website and disclose, in its most recent report on Form N-CSR, its Internet address and the fact that it has posted the code on its Internet website; or (3) undertake in its most recent report on Form N-CSR to provide to any person without charge, upon request, a copy of the code and explain the manner in which such request may be made. Disclosure is also required of amendments to, or waivers (including implicit waivers) from, a provision of the code in the registrant’s annual report on Form N-CSR or on its website. If the registrant intends to satisfy the requirement to disclose amendments and waivers by posting such information on its website, it will be required to disclose its Internet address and this intention.

The Legal Department shall be responsible for ensuring that:

•	a copy of the Code is filed with the SEC as an exhibit to each Fund’s annual report; and

•	any amendments to, or waivers (including implicit waivers) from, a provision of the Code is disclosed in the registrant’s annual report on Form N-CSR.

In the event that the foregoing disclosure is omitted or is determined to be incorrect, the Legal Department shall promptly file such information with the SEC as an amendment to Form N-CSR.

6

In such an event, the Fund Chief Compliance Officer shall review the Code and propose such changes to the Code as are necessary or appropriate to prevent reoccurrences.

7

EXHIBIT A

Persons Covered by the Franklin Templeton Funds

Code of Ethics

August 2004

FRANKLIN GROUP OF FUNDS

Edward B. Jamieson,	President and Chief Executive Officer – Investment Management
Charles B. Johnson,	President and Chief Executive Officer – Investment Management
Gregory E. Johnson,	President and Chief Executive Officer – Investment Management
Rupert H. Johnson, Jr.	President and Chief Executive Officer – Investment Management
William J. Lippman,	President and Chief Executive Officer – Investment Management
Christopher Molumphy	President and Chief Executive Officer – Investment Management
Jimmy D. Gambill,	Senior Vice President and Chief Executive Officer – Finance and Administration
Galen G. Vetter	Chief Financial Officer

FRANKLIN MUTUAL SERIES FUNDS

David Winters	Chairman of the Board, President, Chief Executive Officer-Investment Management
Jimmy D. Gambill	Senior Vice President and Chief Executive Officer-Finance and Administration

Galen G. Vetter	Chief Financial Officer

TEMPLETON GROUP OF FUNDS

Jeffrey A. Everett	President and Chief Executive Officer – Investment Management
Martin L. Flanagan	President and Chief Executive Officer – Investment Management
Mark Mobius	President and Chief Executive Officer – Investment Management
Christopher J. Molumphy	President and Chief Executive Officer – Investment Management
Gary P. Motyl	President and Chief Executive Officer – Investment Management
Donald F. Reed	President and Chief Executive Officer – Investment Management
Jimmy D. Gambill,	Senior Vice President and Chief Executive Officer – Finance and Administration

Galen G. Vetter	Chief Financial Officer

8

Exhibit B

ACKNOWLEDGMENT FORM

July 2004

Franklin Templeton Funds Code of Ethics

For Principal Executive and Senior Financial Officers.

Instructions:

1.	Complete all sections of this form.
2.	Print the completed form, sign, and date.
3.	Submit completed form to FT’s General Counsel within 10 days of becoming a Covered Officer and by January 30th of each subsequent year.

Inter-office mail:	Murray Simpson, General Counsel, Legal SM-920/2
Telephone:	(650) 312-7331 Fax: (650) 312-2221
E-mail:	Simpson, Murray (internal address);
mlsimpson@frk.com (external address)

Covered Officer’s Name:

Title:

Department:

Location:

Certification for Year Ending:

To: Franklin Resources General Counsel, Legal Department

I hereby acknowledge receipt of a copy of Franklin Templeton Fund’s code of ethics for Principal Executive Officers and Senior Financial Officers (the “Code”) that I have read and understand. I will comply fully with all provisions of the Code to the extent they apply to me during the period of my employment. I further understand and acknowledge that any violation of the Code may subject me to disciplinary action, including termination of employment

Signature	Date signed

9

Item 1. Reports to Stockholders.

Item 3. Audit Committee Financial Expert.

(a)	(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Frank W.T. LaHaye and he is “Independent” as defined under the relevant Securities and Exchange Commission Rules And Releases.

Item 4. Principal Accountant Fees and Services.	N/A

Item 5. Audit Committee of Listed Registrants.	N/A

Item 6. Schedule of Investments.	N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.	N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.	N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchases.	N/A

Item 10. Submission of Matters to a vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no significant changes in the Registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12. Exhibits.

(a) (1)	Code of Ethics for Principal Executive and Senior Financial Officers

(a) (2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

By	/s/ JIMMY D. GAMBILL
Jimmy D. Gambill
Chief Executive Officer - Finance and Administration
Date:	August 19, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JIMMY D. GAMBILL
Jimmy D. Gambill
Chief Executive Officer - Finance and Administration
Date:	August 19, 2005

By	/s/ GALEN G. VETTER
Galen G. Vetter
Chief Financial Officer
Date:	August 19, 2005

Exhibit Index

Exhibit Number	Description

99. CERT	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer—Finance and Administration, and Galen G. Vetter, Chief Financial Officer

99.906 CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer—Finance and Administration, and Galen G. Vetter, Chief Financial Officer